Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.0%)
Agency Adjustable Rate Mortgage (0.0%) (a)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.63%, 2.44%, 7/1/45	$8	$9

Agency Fixed Rate Mortgages (19.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 10/1/51	413	351
2.50%, 11/1/49	821	742
3.00%, 11/1/49 – 12/1/49	430	398
3.50%, 8/1/49	178	170
4.00%, 4/1/49 – 11/1/49	610	606
4.50%, 2/1/49	362	365
Gold Pools:
3.00%, 3/1/47 – 6/1/49	1,271	1,201
3.50%, 1/1/44 – 4/1/49	844	828
4.00%, 6/1/44 – 1/1/48	325	326
5.41%, 7/1/37 – 8/1/37	11	11
5.44%, 1/1/37 – 2/1/38	46	47
5.46%, 5/1/37 – 1/1/38	39	41
5.48%, 8/1/37	10	11
5.50%, 8/1/37 – 11/1/37	47	49
5.52%, 10/1/37	5	5
5.62%, 12/1/36 – 8/1/37	47	48
6.00%, 10/1/36 – 8/1/38	47	53
6.50%, 12/1/25 – 8/1/33	53	56
7.00%, 6/1/28 – 11/1/31	22	22
Federal National Mortgage Association,
Conventional Pools:
2.00%, 11/1/51	2,225	1,878
2.50%, 2/1/50 – 2/1/52	5,500	4,881
3.00%, 6/1/40 – 1/1/50	3,109	2,910
3.50%, 8/1/45 – 1/1/50	3,279	3,173
4.00%, 11/1/41 – 9/1/49	2,769	2,773
4.50%, 3/1/41 – 8/1/49	1,144	1,155
5.00%, 3/1/41	87	90
5.50%, 6/1/35 – 1/1/37	32	35
5.62%, 12/1/36	18	18
6.50%, 4/1/24 – 1/1/34	458	485
7.00%, 5/1/28 – 12/1/33	67	72
9.50%, 4/1/30	21	22
July TBA:
2.50%, 7/1/52 (b)	7,550	6,792
3.50%, 7/1/52 (b)	32,575	31,336
4.00%, 7/1/52 (b)	27,925	27,545
4.50%, 7/1/52 (b)	24,425	24,525
5.00%, 7/1/52 (b)	9,325	9,520
Government National Mortgage Association,
July TBA:
3.00%, 7/1/52 (b)	9,475	8,935
Various Pools:
3.50%, 11/20/40 – 7/20/49	847	834
4.00%, 8/20/41 – 11/20/49	2,382	2,395
4.50%, 4/20/49 – 7/20/49	273	275
5.00%, 12/20/48 – 2/20/49	27	27

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

6.50%, 5/15/40	247	267
		135,273
Asset-Backed Securities (13.8%)
AASET 2018-2 US Ltd.,
4.45%, 11/18/38 (c)	2,724	2,319
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 2.14%, 1/15/32 (c)(d)	3,600	3,513
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (c)	1,563	1,442
Allegro CLO XI Ltd.,
3 Month USD LIBOR + 1.39%, 2.43%, 1/19/33 (c)(d)	2,150	2,110
American Homes 4 Rent Trust,
6.07%, 10/17/52 (c)	1,001	1,024
Aqua Finance Trust,
3.47%, 7/16/40 (c)	900	859
BCMSC Trust,
7.51%, 1/15/29 (d)	1,303	1,196
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%, 2.21%, 7/15/34 (c)(d)	3,685	3,574
Blackbird Capital Aircraft,
2.44%, 7/15/46 (c)	1,422	1,219
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)	711	576
Cascade MH Asset Trust,
4.00%, 11/25/44 (c)(d)	1,213	1,157
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (c)(d)	3,850	3,691
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (c)	2,125	1,959
Cologix Canadian US Issuer LLC,
4.94%, 1/25/52 (c)	3,600	2,616
Conn’s Receivables Funding 2021-A LLC,
2.87%, 5/15/26 (c)	1,300	1,262
Consumer Loan Underlying Bond Credit Trust,
4.41%, 10/15/26 (c)	1,154	1,137
4.66%, 7/15/26 (c)	571	566
5.21%, 7/15/25 (c)	85	85
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	19	14
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (c)	505	491
ELFI Graduate Loan Program 2022-A LLC,
4.51%, 8/26/47	1,625	1,629
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (c)	749	634
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (c)	49	49
Foundation Finance Trust,
3.86%, 11/15/34 (c)	244	241
FREED ABS Trust,
5.39%, 6/18/26 (c)	2,355	2,357
GAIA Aviation Ltd.,
7.00%, 12/15/44 (c)	1,436	998
GCI Funding I LLC,
2.82%, 10/18/45 (c)	823	761
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (c)	875	829
Class A2

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

3.21%, 1/22/29 (c)	3,290	3,144
Goodgreen Trust,
5.53%, 4/15/55 (c)	2,087	1,975
5.74%, 10/15/56 (c)	3,075	2,776
JOL Air Ltd.,
4.95%, 4/15/44 (c)	241	197
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (c)	402	344
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (c)	835	758
MAPS Ltd.,
4.21%, 5/15/43 (c)	442	410
METAL LLC,
4.58%, 10/15/42 (c)	613	483
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (c)	618	562
Navistar Financial Dealer Note Master Trust,
1 Month USD LIBOR + 2.90%, 4.52%, 7/25/25 (c)(d)	1,300	1,300
New Residential Mortgage LLC,
5.44%, 6/25/25 – 7/25/25 (c)	4,593	4,495
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 4.20%, 2/25/44 (c)(d)	331	327
NRZ Excess Spread-Collateralized Notes,
Class A
3.47%, 11/25/26 (c)	2,305	2,156
NYCTL Trust,
2.19%, 11/10/32 (c)	253	251
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 2.21%, 7/20/34 (c)(d)	5,225	5,054
Oxford Finance Funding LLC,
5.44%, 2/15/27 (c)	362	359
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 4.62%, 3/25/26 (c)(d)	3,900	3,854
PNMAC FMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 3.97%, 4/25/23 (c)(d)	2,000	1,980
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 4.27%, 8/25/25 (c)(d)	1,400	1,383
1 Month USD LIBOR + 2.85%, 4.47%, 2/25/23 (c)(d)	1,000	994
5.14%, 6/25/27	2,700	2,687
5.18%, 5/25/27	2,725	2,719
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (c)	1,764	1,658
Progress Residential Trust,
2.31%, 5/17/38 (c)	650	580
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (c)	2,198	1,701
ReadyCap Lending Small Business Loan Trust,
PRIME - 0.50%, 4.25%, 12/27/44 (c)(d)	473	455
Republic Finance Issuance Trust,
3.54%, 11/20/30 (c)	1,385	1,303
S-Jets Ltd.,
3.97%, 8/15/42 (c)	2,932	2,581
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 2.33%, 7/20/34 (c)(d)	4,900	4,698
START Ireland,
4.09%, 3/15/44 (c)	284	261
Start Ltd.,
4.09%, 5/15/43 (c)	3,211	2,820
Sunbird Engine Finance LLC,
3.67%, 2/15/45 (c)	942	808

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Theorem Funding Trust,
3.95%, 10/15/26 (c)	925	922
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	3,500	3,447
		97,750
Collateralized Mortgage Obligations - Agency Collateral Series (1.9%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 5.47%, 12/25/26 (c)(d)	90	90
1 Month USD LIBOR + 5.25%, 6.37%, 7/25/26 (c)(d)	45	46
IO
0.46%, 11/25/27 (d)	23,475	370
2.72%, 1/25/49(d)	21,291	3,672
2.75%, 2/25/49 (d)	9,522	1,656
2.82%, 9/25/48 (d)	16,800	2,916
2.83%, 8/25/48 (d)	5,484	925
3.17%, 11/25/36 (d)	4,400	1,253
3.20%, 4/25/39 (d)	3,200	899
3.57%, 10/25/38 (d)	3,500	1,080
IO REMIC
6.00% - 1 Month USD LIBOR, 4.68%, 11/15/43 (e)	462	55
IO STRIPS
7.50%, 12/15/29	13	2
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	34	4
IO REMIC
6.00%, 7/25/33	31	4
IO STRIPS
6.50%, 9/25/29 – 12/25/29	156	16
8.00%, 4/25/24	2	—	@
8.50%, 10/25/25	9	1
9.00%, 11/25/26	8	1
REMIC
7.00%, 9/25/32	104	115
Government National Mortgage Association,
IO
5.00%, 2/16/41	90	17
		13,122
Commercial Mortgage-Backed Securities (7.6%)
BANK 2019-BNK21,
IO
0.99%, 10/17/52 (d)	13,711	649
BANK 2020-BNK30,
3.02%, 12/15/53 (d)	4,200	3,057
Benchmark Mortgage Trust,
3.76%, 7/15/53 (c)	2,000	1,751
IO
0.99%, 9/15/48 (c)(d)	31,000	1,016
BF Mortgage Trust,
1 Month USD LIBOR + 1.70%, 3.02%, 12/15/35 (c)(d)	2,500	2,334
BXP Trust,
1 Month USD LIBOR + 3.00%, 4.32%, 11/15/34 (c)(d)	1,150	1,016
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 3.18%, 11/15/31 (c)(d)	549	530
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41 (c)(d)	1,100	749
IO
0.87%, 11/10/48 (d)	2,359	47

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

1.03%, 9/10/58 (d)		4,274	99
Commercial Mortgage Trust,
IO
0.04%, 7/10/45 (d)		8,747	1
0.82%, 10/10/47 (d)		2,485	31
1.15%, 7/15/47 (d)		2,674	41
3.51%, 8/15/57 (c)(d)		1,400	1,239
Credit Suisse Mortgage Capital Certificates,
Class A
1 Month USD LIBOR + 3.00%, 4.32%, 12/15/35 (c)(d)		5,275	5,218
CSWF Commercial Mortgage Trust,
1 Month USD LIBOR + 1.57%, 2.89%, 6/15/34 (c)(d)		2,680	2,528
DROP Mortgage Trust,
1 Month USD LIBOR + 1.15%, 2.47%, 10/15/43 (c)(d)		3,525	3,407
GS Mortgage Securities Trust,
4.88%, 8/10/46 (c)(d)		500	472
IO
0.84%, 9/10/47 (d)		4,695	59
1.37%, 10/10/48 (d)		4,741	151
Highways 2021 PLC,
2.13%, 11/18/26	GBP	2,775	3,340
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.45%, 3.78%, 1/15/33 (c)(d)		$579	571
Jackson Park Trust LIC,
3.35%, 10/14/39 (c)(d)		1,700	1,275
JP Morgan Chase Commercial Mortgage Securities Corp.,
1 Month USD LIBOR + 2.45%, 3.77%, 4/15/38 (c)(d)		2,400	2,228
IO
0.65%, 4/15/46 (d)		6,956	29
0.72%, 12/15/49 (d)		3,677	70
0.99%, 7/15/47 (d)		4,844	46
JPMBB Commercial Mortgage Securities Trust,
4.81%, 4/15/47 (c)(d)		775	724
IO
1.10%, 8/15/47 (d)		3,036	43
Last Mile Logistics Pan Euro Finance DAC,
1.90%, 8/17/33	EUR	747	749
Manhattan West Mortgage Trust,
2.41%, 9/10/39 (c)(d)		$1,500	1,254
MF1 2021-W10X,
SOFR + 2.82%, 4.10%, 12/15/34 (c)(d)		4,350	4,131
MFT Mortgage Trust,
3.39%, 8/10/40 (c)(d)		1,000	823
MFT Trust,
3.59%, 2/10/42 (c)(d)		800	640
MKT 2020-525M Mortgage Trust,
3.04%, 2/12/40 (c)(d)		1,000	693
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 3.32%, 10/15/49 (c)(d)		32	31
1 Month USD LIBOR + 1.95%, 3.57%, 3/25/50 (c)(d)		417	403
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 3.52%, 7/15/36 (c)(d)		2,300	2,251
4.27%, 5/15/39(c)(d)		2,300	1,859
4.46%, 1/15/43 (c)(d)		800	697
Olympic Tower Mortgage Trust,
3.57%, 5/10/39 (c)		2,900	2,663
Real Estate Asset Liquidity Trust,
IO
1.17%, 2/12/31 (c)(d)	CAD	32,655	1,243
SG Commercial Mortgage Securities Trust,
3.85%, 3/15/37 (c)(d)		$1,900	1,714

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

SLG Office Trust,
IO
0.26%, 7/15/41 (c)(d)	34,800	612
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.74%, 3.06%, 2/15/37 (c)(d)	900	866
WFRBS Commercial Mortgage Trust,
4.28%, 5/15/45 (c)(d)	425	406
		53,756
Corporate Bonds (26.1%)
Finance (9.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	2,500	2,108
4.13%, 7/3/23	1,150	1,139
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (c)	875	695
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)	2,650	2,441
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (c)	2,275	1,881
Banco Santander Chile,
2.70%, 1/10/25 (c)	1,125	1,078
Banco Santander SA,
4.18%, 3/24/28	800	764
5.18%, 11/19/25	600	601
Bank Hapoalim BM,
3.26%, 1/21/32 (c)	2,075	1,784
Bank of America Corp.,
2.48%, 9/21/36	925	718
2.69%, 4/22/32	7,200	6,051
MTN
4.00%, 1/22/25	5	5
Bank of Ireland Group PLC,
2.03%, 9/30/27 (c)	2,500	2,178
Bank of Montreal,
3.09%, 1/10/37	1,725	1,413
Belrose Funding Trust,
2.33%, 8/15/30 (c)	1,225	983
BNP Paribas SA,
2.82%, 11/19/25 (c)	700	669
4.40%, 8/14/28 (c)	1,050	1,006
BPCE SA,
3.12%, 10/19/32 (c)	1,100	888
5.15%, 7/21/24 (c)	2,750	2,752
Brown & Brown, Inc.,
2.38%, 3/15/31	500	396
Centene Corp.,
2.50%, 3/1/31	1,355	1,080
Citigroup, Inc.,
2.52%, 11/3/32	4,850	3,940
3.06%, 1/25/33	475	403
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	860
Coinbase Global, Inc.,
3.38%, 10/1/28 (c)(f)	1,010	639
Global Atlantic Fin Co.,
4.70%, 10/15/51 (c)	1,320	1,062
Goldman Sachs Group, Inc.,
2.62%, 4/22/32	3,150	2,618

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Grupo Aval Ltd.,
4.38%, 2/4/30 (c)	770	576
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,316
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	614
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (c)	1,490	1,230
JPMorgan Chase & Co.,
1.95%, 2/4/32	1,025	820
JPMorgan Chase Bank NA,
0.13%, 12/28/23	1,000	948
Life Storage LP,
2.40%, 10/15/31	1,050	837
Lloyds Banking Group PLC,
4.38%, 3/22/28	1,525	1,483
Macquarie Group Ltd.,
2.87%, 1/14/33 (c)	1,350	1,103
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	1,029	1,124
Nationwide Building Society,
3.96%, 7/18/30 (c)	1,200	1,115
4.30%, 3/8/29 (c)	1,550	1,485
Natwest Group PLC,
3.88%, 9/12/23	875	873
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (c)	970	896
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (c)	2,850	2,144
Societe Generale SA,
2.63%, 1/22/25 (c)	1,625	1,546
Sun Communities Operating LP,
4.20%, 4/15/32	2,000	1,821
SVB Financial Group,
1.80%, 2/2/31	1,275	984
4.10%, 2/15/31 (g)	970	672
Toronto-Dominion Bank,
4.46%, 6/8/32	1,500	1,485
United Overseas Bank Ltd.,
3.86%, 10/7/32 (c)	2,950	2,825
Westpac Banking Corp.,
2.67%, 11/15/35	775	618
		67,667
Industrials (14.6%)
Airbnb, Inc.,
0.00%, 3/15/26	1,015	849
Alibaba Group Holding Ltd.,
2.13%, 2/9/31	825	683
Altria Group, Inc.,
3.40%, 2/4/41	1,075	713
Amazon.com, Inc.,
2.70%, 6/3/60	1,075	731
American Airlines Inc/AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/29 (c)	1,590	1,363
Amgen, Inc.,
2.80%, 8/15/41	1,075	799
4.20%, 2/22/52	600	527
Anheuser-Busch InBev Worldwide, Inc.,
4.60%, 4/15/48	1,258	1,132

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

AT&T, Inc.,
3.55%, 9/15/55	1,400	1,051
BAT Capital Corp.,
3.56%, 8/15/27	2,100	1,923
Boeing Co.,
2.95%, 2/1/30	650	542
3.25%, 2/1/35	775	587
BP Capital Markets PLC,
4.38%, 6/22/25 (g)	700	661
4.88%, 3/22/30 (g)	700	612
Burlington Northern Santa Fe LLC,
3.30%, 9/15/51	850	684
Charter Communications Operating LLC/Charter Communications
Operating Capital,
2.30%, 2/1/32	275	208
2.80%, 4/1/31	975	782
3.50%, 3/1/42	2,575	1,791
Children’s Health System of Texas,
2.51%, 8/15/50	800	543
Dell International LLC/EMC Corp.,
3.45%, 12/15/51 (c)	2,575	1,747
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25	1,050	1,016
Dexcom, Inc.,
0.25%, 11/15/25 (f)	1,175	1,081
Dick’s Sporting Goods, Inc.,
4.10%, 1/15/52	2,225	1,482
Duke University,
Series 2020
2.83%, 10/1/55	1,600	1,224
DXC Technology Co.,
1.80%, 9/15/26	3,450	3,103
Enbridge, Inc.,
2.50%, 8/1/33	1,375	1,113
Energy Transfer LP,
4.75%, 1/15/26	275	274
Enterprise Products Operating LLC,
3.30%, 2/15/53	825	601
Expedia Group, Inc.,
0.00%, 2/15/26	950	862
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	490	398
Ford Motor Credit Co., LLC,
GMTN
4.39%, 1/8/26	800	739
Fox Corp.,
5.48%, 1/25/39	1,300	1,264
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (c)	2,721	2,533
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,762	1,648
General Motors Co.,
6.60%, 4/1/36	200	203
6.75%, 4/1/46	925	930
General Motors Financial Co., Inc.,
3.85%, 1/5/28	800	735
4.35%, 1/17/27	1,825	1,752
Gilead Sciences, Inc.,
2.80%, 10/1/50	700	490

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Glencore Funding LLC,
4.13%, 3/12/24 (c)		2,375	2,365
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27		715	644
GLP Capital LP/GLP Financing II, Inc.,
3.25%, 1/15/32		350	281
5.38%, 4/15/26		1,250	1,226
HCA, Inc.,
4.63%, 3/15/52 (c)		800	641
Hyundai Capital America,
1.80%, 1/10/28 (c)		2,650	2,239
Imperial Brands Finance PLC,
3.13%, 7/26/24 (c)		1,000	969
Intel Corp.,
2.80%, 8/12/41		1,675	1,281
JBS Finance Luxembourg Sarl,
2.50%, 1/15/27 (c)		1,575	1,374
Johns Hopkins University,
Series A
2.81%, 1/1/60		1,170	856
Kimberly-Clark de Mexico SAB de CV,
2.43%, 7/1/31 (c)		1,375	1,146
Las Vegas Sands Corp.,
3.20%, 8/8/24		850	804
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		1,275	1,101
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (c)		1,570	1,229
Macy’s Retail Holdings LLC,
5.88%, 3/15/30 (c)(f)		690	580
Magallanes, Inc. Co.,
4.28%, 3/15/32 (c)		1,750	1,566
5.05%, 3/15/42 (c)		925	788
5.14%, 3/15/52 (c)		825	694
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22		915	915
Matador Resources Co.,
5.88%, 9/15/26		1,765	1,700
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48		1,175	1,095
Medline Borrower LP,
3.88%, 4/1/29 (c)		1,410	1,206
MPLX LP,
4.95%, 3/14/52		1,675	1,451
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		2,400	2,050
Netflix, Inc.,
3.63%, 5/15/27	EUR	210	207
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (c)		$2,550	2,265
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (c)		2,400	2,361
NOVA Chemicals Corp.,
4.25%, 5/15/29 (c)(f)		1,510	1,183
ONEOK, Inc.,
3.10%, 3/15/30		1,250	1,076
3.40%, 9/1/29		375	331
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)		1,470	1,279

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Peloton Interactive, Inc.,
0.00%, 2/15/26		2,115	1,343
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (c)(f)		1,400	1,140
RingCentral, Inc.,
0.00%, 3/15/26		895	677
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (c)		2,125	1,930
Rogers Communications, Inc.,
4.55%, 3/15/52 (c)		1,525	1,343
Seattle Children’s Hospital,
Series 2021
2.72%, 10/1/50		2,750	1,955
Silgan Holdings, Inc.,
1.40%, 4/1/26 (c)		2,150	1,923
Splunk, Inc.,
1.13%, 6/15/27		1,200	996
Spotify USA, Inc.,
0.00%, 3/15/26		1,190	945
Standard Industries, Inc.,
2.25%, 11/21/26 (c)	EUR	575	473
Syngenta Finance NV,
4.89%, 4/24/25 (c)		$975	978
T-Mobile USA, Inc.,
2.25%, 11/15/31		1,700	1,381
3.40%, 10/15/52		250	185
Take-Two Interactive Software, Inc.,
4.00%, 4/14/32		525	493
TotalEnergies SE,
Series FP
0.50%, 12/2/22		1,200	1,230
Uber Technologies, Inc.,
0.00%, 12/15/25 (f)		1,560	1,252
Verizon Communications, Inc.,
2.36%, 3/15/32		300	249
2.65%, 11/20/40		2,050	1,507
2.99%, 10/30/56		50	35
3.40%, 3/22/41		275	224
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28 (c)		1,025	1,021
Vontier Corp.,
2.40%, 4/1/28		2,700	2,277
VTR Finance NV,
6.38%, 7/15/28 (c)		1,050	751
Wayfair, Inc.,
0.63%, 10/1/25		1,675	1,115
Western Digital Corp.,
1.50%, 2/1/24		1,055	1,008
Ziff Davis, Inc.,
1.75%, 11/1/26 (c)		825	799
			103,509
Utilities (2.0%)
Duke Energy Indiana LLC,
2.75%, 4/1/50		460	327
Enel Finance International NV,
5.00%, 6/15/32 (c)		1,425	1,377
Fells Point Funding Trust,
3.05%, 1/31/27 (c)		2,275	2,100

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Jersey Central Power & Light Co.,
2.75%, 3/1/32 (c)	1,400	1,192
Mississippi Power Co.,
3.95%, 3/30/28	2,325	2,265
NextEra Energy Capital Holdings, Inc.,
3.00%, 1/15/52	1,350	968
Niagara Mohawk Power Corp.,
2.76%, 1/10/32 (c)	2,700	2,313
Northern States Power Co.,
2.90%, 3/1/50	1,400	1,056
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31	975	824
Public Service Enterprise Group, Inc.,
2.45%, 11/15/31	1,350	1,128
Virginia Electric and Power Co.,
2.95%, 11/15/51	1,375	1,019
		14,569
		185,745
Mortgages - Other (23.4%)
510 Asset Backed 2021-NPL1 Trust,
2.24%, 6/25/61 (c)	2,127	2,012
Adjustable Rate Mortgage Trust,
3.70%, 6/25/35 (d)	46	45
Ajax Mortgage Loan Trust,
2.35%, 9/25/65 (c)(d)	725	621
Alternative Loan Trust,
1 Month USD LIBOR + 0.36%, 1.98%, 5/25/47 (d)	77	67
BAMLL Commercial Mortgage Securities Trust,
1 Month Term SOFR + 3.00%, 4.28%, 1/15/39 (c)(d)	3,175	3,015
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 2.27%, 7/25/46 (d)	114	93
6.36%, 10/25/36	414	139
Banc of America Funding Trust,
5.25%, 7/25/37	15	15
Bear Stearns ARM Trust,
2.50%, 2/25/34 (d)	460	443
BPR Trust 2022-SSP,
4.28%, 5/15/39	3,170	3,126
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (c)(d)	1,817	1,677
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (c)(d)	2,229	1,966
1.75%, 10/25/61 (c)(d)	2,414	2,173
BX Trust BX 2022 VAMF,
SOFR + 2.70%, 3.98%, 1/15/39 (c)(d)	3,630	3,326
Cascade Funding Mortgage Trust,
1.94%, 9/25/50 (c)(d)	4,291	3,965
3.73%, 6/25/36 (c)(d)	3,825	3,523
4.00%, 10/25/68 (c)(d)	1,957	1,899
CFMT 2021-HB5 LLC,
2.91%, 2/25/31 (c)(d)	3,800	3,584
CFMT 2022-HB8 LLC,
3.75%, 4/25/25	2,650	2,429
ChaseFlex Trust,
6.00%, 2/25/37	598	291
CIM Trust,
2.50%, 7/1/51 (c)(d)	3,660	3,137
Citigroup Mortgage Loan Trust,
2.50%, 9/25/51 (c)(d)	4,533	3,894

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (c)(d)		1,517	1,412
Credit Suisse Mortgage Capital Certificates,
1 Month USD LIBOR + 3.67%, 4.79%, 12/15/22 (c)(d)		3,300	3,264
Credit Suisse Mortgage Trust,
1 Month USD LIBOR + 3.97%, 5.29%, 4/15/23 (c)(d)		3,145	3,040
E-MAC NL 2004-I BV,
3 Month EURIBOR + 0.18%, 1.80%, 7/25/36 (d)	EUR	347	346
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.35%, 10/17/40 (d)		700	714
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through
Certificates,
2.98%, 1/25/49 (d)		$7,514	1,531
3.08%, 1/25/32 (d)		5,775	1,217
3.32%, 5/25/32 (d)		11,220	2,608
3.56%, 7/25/32		6,549	1,635
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 – 5/25/47		1,045	996
3.50%, 5/25/45 – 5/25/47		402	392
3.86%, 5/25/45 (c)(d)		2	2
4.00%, 5/25/45		8	8
1 Month USD LIBOR + 5.15%, 6.77%, 10/25/29 (d)		300	310
Flagstar Mortgage Trust,
2.50%, 9/25/51 (c)(d)		3,546	3,039
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (c)(d)		2,600	2,328
4.45%, 1/25/26 (c)(d)		3,500	3,250
Freddie Mac STACR REMIC Trust,
SOFR30A + 2.20%, 3.13%, 5/25/42 (c)(d)		1,624	1,605
GCAT 2022-NQM3 Trust,
4.35%, 4/25/67		4,775	4,687
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (c)(d)		3,320	3,101
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)(d)		8,732	7,516
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (d)	EUR	352	336
Imperial Fund Mortgage Trust,
2.49%, 2/25/67 (c)(d)		$2,761	2,619
JP Morgan Mortgage Trust,
3.36%, 6/25/37 (d)		62	52
6.00%, 6/25/37		7	19
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (c)		2,357	2,308
Lehman Mortgage Trust,
6.50%, 9/25/37		623	252
LHOME Mortgage Trust,
3.23%, 10/25/24 (c)		290	289
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 1.30%, 2.92%, 11/25/53 (c)(d)		1,200	1,191
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 1.70%, 3.02%, 8/15/38 (c)(d)		3,250	3,075
New Residential Mortgage Loan Trust,
3.96%, 9/25/57 (c)(d)		436	430
NYMT Loan Trust,
2.94%, 10/25/60 (c)(d)		2,687	2,611
OBX Trust,
3.50%, 10/25/59 – 2/25/60 (c)(d)		641	610
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 2.21%, 3/12/61 (c)(d)		368	367

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

PMC PLS ESR Issuer LLC,
5.11%, 2/25/27 (c)		2,797	2,705
Preston Ridge Partners LLC,
1.74%, 9/25/26 (c)(d)		2,187	2,045
2.36%, 10/25/26 (c)		2,486	2,346
5.56%, 6/25/27		2,600	2,557
PRMI Securitization Trust,
2.50%, 4/25/51 (c)(d)		4,704	4,041
Sage AR Funding PLC (SGSHR) No. 1,
2.46%, 11/17/51	GBP	3,625	4,142
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 – 5/25/60		$13,004	12,384
4.00%, 7/25/56 (d)		339	335
4.00%, 8/25/56 (c)(d)		1,000	910
4.00%, 8/25/58 – 2/25/59		1,360	1,362
4.25%, 8/25/59 – 11/25/60(c)(d)		6,550	5,991
4.50%, 6/25/57		1,254	1,277
4.75%, 7/25/56 – 6/25/57(c)(d)		1,408	1,345
4.75%, 10/25/58 (d)		1,300	1,197
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (c)		2,617	2,514
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 3.47%, 5/25/47 (c)(d)		1,516	1,442
Taubman Centers Commercial Mortgage Trust,
SOFR + 2.19%, 3.46%, 5/15/37 (c)(d)		3,950	3,854
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (d)	EUR	1,379	1,180
Toorak Mortgage Corp. Ltd.,
3.72%, 9/25/22		$493	491
TVC Mortgage Trust,
3.47%, 9/25/24 (c)		475	474
United Wholesale Mortgage Trust,
2.50%, 8/25/51 (c)(d)		4,597	3,935
Vita Scientia 2022-1 DAC,
3 Month EURIBOR + 2.49%, 2.49%, 8/27/25 (c)(d)	EUR	2,125	2,119
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%, 3.26%, 1/18/37 (c)(d)		$3,146	3,088
VOLT CV LLC,
2.49%, 11/27/51 (c)		1,775	1,665
VOLT XCIII LLC,
1.89%, 2/27/51 (c)		2,074	1,974
VOLT XCIV LLC,
2.24%, 2/27/51 (c)		2,543	2,427
			166,400
Municipal Bonds (0.7%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	306
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	307
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477	551
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue Series A
5.27%, 5/1/27		320	340
Onondaga Civic Development Corp., NY,
3.07%, 12/1/55		2,925	2,002

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

University of Michigan, MI,
Series A
4.45%, 4/1/22		1,645	1,509
			5,015
Sovereign (4.8%)
Australia Government Bond,
1.25%, 5/21/32	AUD	7,350	4,068
Chile Government International Bond,
4.34%, 3/7/42		$720	642
Dominican Republic International Bond,
4.88%, 9/23/32 (c)		410	317
5.88%, 1/30/60 (c)		2,310	1,586
Ecuador Government International Bond,
0.50%, 7/31/40 (c)(h)		261	107
Egypt Government International Bond,
6.38%, 4/11/31 (c)		2,025	1,340
7.50%, 2/16/61 (c)		290	162
8.15%, 11/20/59 (c)		210	122
8.88%, 5/29/50 (c)		410	250
Export-Import Bank of India,
3.25%, 1/15/30 (c)(f)		670	583
3.88%, 2/1/28 (c)		505	483
Hellenic Republic Government Bond,
2.00%, 4/22/27 (c)	EUR	1,208	1,227
Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (c)		6,182	6,440
Ivory Coast Government International Bond,
4.88%, 1/30/32 (c)		$1,360	1,029
Mexico Government International Bond,
3.25%, 4/16/30 (f)		750	662
3.75%, 4/19/71		850	533
Nigeria Government International Bond,
9.25%, 1/21/49 (c)		2,270	1,549
Pertamina Persero PT,
6.50%, 11/7/48 (c)		1,325	1,348
Perusahaan Penerbit SBSN Indonesia III,
4.70%, 6/6/32 (c)		711	700
Petroleos Mexicanos,
6.70%, 2/16/32		1,557	1,191
6.95%, 1/28/60		350	217
7.69%, 1/23/50		536	366
Philippine Government International Bond,
4.20%, 3/29/47		420	370
Qatar Government International Bond,
5.10%, 4/23/48 (c)		900	945
Republic of Nigeria,
8.38%, 3/24/29 (c)		230	176
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	22,750	1,215
8.25%, 3/31/32		92,280	4,751
Republic of South Africa Government International Bond,
5.88%, 4/20/32		$1,720	1,473
Senegal Government International Bond,
6.25%, 5/23/33 (c)		705	543
			34,395
Supranational (0.2%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (c)	EUR	270	227

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

4.70%, 10/22/31 (c)	$1,240	1,033
		1,260
Variable Rate Senior Loan Interests (1.5%)
American Airlines, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 1.75%, 3.19%, 6/27/25 (d)	970	864
BWAY Holding Company,
2017 Term Loan B
3 Month USD LIBOR + 3.25%, 4.78%, 4/3/24 (d)	972	917
Carrols Restaurant Group, Inc.,
Term Loan B
1 Month USD LIBOR + 3.25%, 4.58%, 4/30/26 (d)	400	364
Chemours Co.,
2018 USD Term Loan B
1 Month USD LIBOR + 1.75%, 4.04%, 4/3/25 (d)	910	865
Core & Main LP,
2021 Term Loan B
3 Month USD LIBOR + 2.50%, 4.15%, 7/27/28 (d)	977	934
DaVita, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 1.75%, 3.54%, 8/12/26 (d)	975	906
Grifols Worldwide Operations USA, Inc.,
USD 2019 Term Loan B
1 Month USD LIBOR + 2.00%, 3.44%, 11/15/27 (d)	926	877
Level 3 Financing, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 3.46%, 3/1/27 (d)	1,000	929
Medallion Midland Acquisition, LLC,
2021 Term Loan
1 Month USD LIBOR + 3.75%, 5.36%, 10/18/28 (d)	782	752
Surf Holdings, LLC,
USD Term Loan
3 Month USD LIBOR + 3.50%, 5.29%, 3/5/27 (d)	735	693
Surgery Center Holdings, Inc.,
2021 Term Loan
1 Month USD LIBOR + 3.75%, 5.55%, 8/31/26 (d)	975	911
Univision Communications, Inc.,
2021 1st Lien Term Loan B
1 Month USD LIBOR + 3.25%, 5.04%, 3/15/26 (d)	895	848
US Foods, Inc.,
2019 Term Loan B
3 Month USD LIBOR + 2.00%, 3.57%, 9/13/26 (d)	985	931
		10,791
Total Fixed Income Securities (Cost $772,308)		703,516

	Shares
Short-Term Investments (15.6%)
Investment Company (9.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $65,239)	65,239,447	65,239
Security held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $3,723)	3,723,115	3,723

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

	Face Amount (000)
U.S. Treasury Securities (5.9%)
U.S. Treasury Bill,
1.40%, 10/27/22 (j)(k)(l)	$7,803	7,754
U.S. Treasury Notes,
0.13%, 12/31/22	18,500	18,279
1.50%, 9/15/22	10,000	9,997
1.88%, 8/31/22	5,818	5,821
Total U.S. Treasury Securities (Cost $42,093)		41,851
Total Short-Term Investments (Cost $111,055)		110,813
Total Investments (114.6%) (Cost $883,363) Including $5,901 of Securities Loaned (m)(n)		814,329
Liabilities in Excess of Other Assets (-14.6%)		(103,698)
Net Assets (100.0%)		$710,631

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Floating or variable rate securities: The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2022.
(f)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2022, were approximately $5,901,000 and $6,050,000 respectively. The Fund received cash collateral of approximately $3,723,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,327,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2022.
(h)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2022, advisory fees paid were reduced by approximately $38,000 relating to the Fund’s investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at June 30, 2022.
(k)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)	Securities are available for collateral in connection with purchase of open foreign currency exchange contracts, futures contracts and swap agreements.
(n)	At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,987,000 and the aggregate gross unrealized depreciation is approximately $71,582,000, resulting in net unrealized depreciation of approximately $68,595,000.
@	Value is less than $500.
CLO	Collateralized Loan Obligation.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	82		$85	8/19/22	$	(—@ )
Australia & New Zealand Banking Group Ltd.		$12	CAD	15	8/19/22		(—@ )
Bank of America NA	EGP	6,009		$315	8/18/22		4
Barclays Bank PLC		$1,161	EUR	1,094	8/19/22		(11)
Barclays Bank PLC		$315	EUR	292	8/19/22		(8)
BNP Paribas SA		$326	EGP	6,009	8/18/22		(14)
BNP Paribas SA	CNY	38,953		$5,711	8/19/22		(108)
BNP Paribas SA		$2,177	CNY	14,569	8/19/22		(1)
HSBC Bank PLC	CAD	1	$	—@	8/19/22		—@
JPMorgan Chase Bank NA	AUD	739		$516	8/19/22		6
JPMorgan Chase Bank NA	AUD	5,301		$3,677	8/19/22		17
JPMorgan Chase Bank NA	EUR	2,191		$2,314	8/19/22		11
JPMorgan Chase Bank NA	GBP	9,460		$11,595	8/19/22		70
JPMorgan Chase Bank NA		$36	CAD	47	8/19/22		—@
JPMorgan Chase Bank NA		$30	GBP	24	8/19/22		(1)
JPMorgan Chase Bank NA		$2,117	GBP	1,731	8/19/22		(8)
JPMorgan Chase Bank NA	ZAR	101,858		$6,214	8/19/22		(18)
Royal Bank of Canada	EUR	13,792		$14,595	8/19/22		97
Standard Chartered Bank	EUR	51		$53	8/19/22		(—@ )
State Street Bank and Trust Co.		$1,794	MXN	36,286	8/19/22		(4)
UBS AG	CAD	5,267		$4,076	8/19/22		(16)
							$16

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	185	Sep-22		$18,500	$21,928	$(76)
U.S. Treasury 5 yr. Note	348	Sep-22		34,800	39,063	577
U.S. Treasury Long Bond	357	Sep-22		35,700	49,489	(187)
U.S. Treasury Ultra Bond	247	Sep-22		24,700	38,123	(954)

Short:
Euro-Buxl 30yr. Bond	3	Sep-22	EUR	(300)	(514)	53
German Euro-BTP Index	28	Sep-22		(2,800)	(3,613)	134
German Euro-Bund Index	14	Sep-22		(1,400)	(2,183)	62
German Euro-OAT Index	31	Sep-22		(3,100)	(4,500)	164
Japan 10 yr. Bond	9	Sep-22	JPY	(900,000)	(9,858)	48
U.S. Treasury 10 yr. Ultra Note	36	Sep-22		$(3,600)	(4,585)	(40)
U.S. Treasury 2 yr. Note	65	Sep-22		(13,000)	(13,651)	(94)
						$(313)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at June 30, 2022:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.38	NR	Buy	5.00%	Quarterly	6/20/27	$14,850	$425	$(329)	$754

Interest Rate Swap Agreement:
The Fund had the following interest rate swap agreement open at June 30, 2022:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.52%	Quarterly/ Quarterly	5/9/27	$33,000	$(18)	$—	$(18)

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
†		Credit rating as issued by Standard & Poor’s.
BTP		Buoni del Tesoro Poliennali.
OAT		Obligations Assimilables du Trésor (Treasury Obligation).
NR		Not rated.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNY	—	Chinese Yuan Renminbi
EGP	—	Egyptian Pound
EUR	—	Euro

GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Mortgages - Other	20.5%
Agency Fixed Rate Mortgages	16.7
Short-Term Investments	13.2
Industrials	12.8
Asset-Backed Securities	12.1
Other**	9.8
Finance	8.3
Commercial Mortgage-Backed Securities	6.6
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $187,507,000 and net unrealized depreciation of approximately $313,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $16,000. Also does not include open swap agreements with net unrealized appreciation of approximately $736.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.9%)
Corporate Bonds (96.9%)
Finance (36.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	$625	$578
2.88%, 8/14/24	175	167
3.00%, 10/29/28	1,200	1,012
Air Lease Corp.
4.63%, 10/1/28	1,250	1,157
Alexandria Real Estate Equities, Inc.
2.95%, 3/15/34	250	208
Ally Financial, Inc.
4.75%, 6/9/27	575	553
American National Group, Inc.
6.14%, 6/13/32 (a)	550	545
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	625	525
Athene Global Funding
3.21%, 3/8/27 (a)	850	774
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (a)	300	238
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	550	507
Banco de Credito del Peru SA
2.70%, 1/11/25 (a)	325	306
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (a)	200	165
Banco Santander Chile
2.70%, 1/10/25 (a)	425	407
Banco Santander SA,
1.72%, 9/14/27	1,000	869
4.18%, 3/24/28	600	573
Bank Hapoalim BM
3.26%, 1/21/32 (a)	1,350	1,161
Bank of America Corp.,
2.48%, 9/21/36	2,825	2,194
2.69%, 4/22/32	900	756
3.85%, 3/8/37	1,100	952
Bank of Ireland Group PLC
2.03%, 9/30/27 (a)	1,725	1,503
Barclays PLC
3.93%, 5/7/25	1,375	1,354
Belrose Funding Trust
2.33%, 8/15/30 (a)	475	381
Blackstone Private Credit
4.70%, 3/24/25 (a)	850	817
BNP Paribas SA
4.40%, 8/14/28 (a)	375	359
BPCE SA,
3.12%, 10/19/32 (a)	375	303
3.65%, 1/14/37 (a)	500	420
5.15%, 7/21/24 (a)	1,025	1,026
Brown & Brown, Inc.,
2.38%, 3/15/31	600	476
4.20%, 3/17/32	50	46
Capital One Financial Corp.
3.27%, 3/1/30	850	753
Centene Corp.
2.50%, 3/1/31	250	199

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Citigroup, Inc.,
2.52%, 11/3/32	2,075	1,686
3.06%, 1/25/33	575	488
4.91%, 5/24/33	475	469
CNO Global Funding
1.75%, 10/7/26 (a)	550	487
Coinbase Global, Inc.
3.38%, 10/1/28 (a)(b)	190	120
Commonwealth Bank of Australia
3.31%, 3/11/41 (a)	250	190
Credit Agricole SA
4.13%, 1/10/27 (a)	250	244
Deutsche Bank AG
3.70%, 5/30/24	100	98
Extra Space Storage LP Co.
3.90%, 4/1/29	750	703
First-Citizens Bank & Trust Co.
2.97%, 9/27/25	775	747
Global Atlantic Fin Co.,
4.40%, 10/15/29 (a)	1,375	1,248
4.70%, 10/15/51 (a)	420	338
Goldman Sachs Group, Inc. (The)
2.62%, 4/22/32	2,350	1,953
Grupo Aval Ltd.
4.38%, 2/4/30 (a)	375	280
High Street Funding Trust I
4.11%, 2/15/28 (a)(b)	850	835
HSBC Holdings PLC,
1.59%, 5/24/27	1,250	1,100
4.38%, 11/23/26	625	611
JPMorgan Chase & Co.,
1.95%, 2/4/32	1,575	1,260
2.55%, 11/8/32	2,200	1,830
4.57%, 6/14/30	450	442
JPMorgan Chase Bank NA
0.00%, 8/7/22	200	200
KeyCorp
4.79%, 6/1/33	850	839
KKR Group Finance Co. X LLC
3.25%, 12/15/51 (a)	525	373
LeasePlan Corp. NV
2.88%, 10/24/24 (a)	675	647
Life Storage LP
2.40%, 10/15/31	625	498
Lloyds Banking Group PLC
3.57%, 11/7/28	925	866
Macquarie Group Ltd.
2.87%, 1/14/33 (a)	575	470
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	350	382
MDGH GMTN (RSC) Ltd.
4.50%, 11/7/28 (a)	425	434
National Australia Bank Ltd.
2.33%, 8/21/30 (a)	375	302
Rexford Industrial Realty LP
2.13%, 12/1/30	750	602
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (a)	520	391
Sabra Health Care LP
3.20%, 12/1/31	825	656
Santander UK Group Holdings PLC
4.80%, 11/15/24	850	850
Shinhan Bank Co., Ltd.
4.00%, 4/23/29 (a)	875	839

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Societe Generale SA,
2.63%, 1/22/25 (a)	925	880
2.89%, 6/9/32 (a)	200	160
Standard Chartered PLC
0.99%, 1/12/25 (a)	975	922
Stewart Information Services Corp.
3.60%, 11/15/31	500	415
Sun Communities Operating LP
4.20%, 4/15/32	775	706
SVB Financial Group,
1.80%, 2/2/31	650	502
4.10%, 12/31/99 (c)	190	132
Synchrony Financial
4.88%, 6/13/25	500	495
Toronto-Dominion Bank
4.46%, 6/8/32	700	693
UnitedHealth Group, Inc.
3.25%, 5/15/51	450	354
Wells Fargo & Co.,
MTN
2.88%, 10/30/30	275	242
3.07%, 4/30/41	300	233
Westpac Banking Corp.
2.67%, 11/15/35	225	179
		50,675
Industrials (49.8%)
AbbVie, Inc.,
4.05%, 11/21/39	300	268
4.25%, 11/21/49	350	311
Air Canada
3.88%, 8/15/26 (a)	250	212
Airbnb, Inc.
0.00%, 3/15/26	265	222
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 2/15/29 (a)	1,125	1,112
Alibaba Group Holding Ltd.
2.70%, 2/9/41	240	165
Altria Group, Inc.
3.40%, 2/4/41	350	232
Amazon.com, Inc.,
2.50%, 6/3/50	450	318
2.70%, 6/3/60	425	289
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	470	403
Amgen, Inc.,
2.80%, 8/15/41	475	353
4.20%, 2/22/52	275	242
Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/1/40	475	426
4.60%, 4/15/48	600	540
Apple, Inc.,
2.38%, 2/8/41	600	460
2.65%, 5/11/50	600	444
2.95%, 9/11/49	400	316
AT&T, Inc.,
2.55%, 12/1/33	825	670
3.55%, 9/15/55	1,652	1,240
Baidu, Inc.
1.72%, 4/9/26	450	412
BAT Capital Corp.,
3.56%, 8/15/27	1,100	1,007
3.73%, 9/25/40	250	176

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Boeing Co. (The),
2.95%, 2/1/30	675	562
3.25%, 2/1/35	600	455
5.15%, 5/1/30	500	480
BP Capital Markets PLC,
4.38%, 12/31/99 (c)	500	472
4.88%, 12/31/99 (c)	550	481
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)	340	291
Broadcom, Inc.,
3.19%, 11/15/36 (a)	550	419
3.42%, 4/15/33 (a)	225	186
Brunswick Corp.
5.10%, 4/1/52	425	318
Burlington Northern Santa Fe LLC
3.30%, 9/15/51	775	623
Canadian Pacific Railway Co.
1.35%, 12/2/24	900	848
Cedars-Sinai Health System,
Series 2021
2.29%, 8/15/31	620	535
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31	275	221
3.50%, 3/1/42	975	678
5.13%, 7/1/49	500	415
Comcast Corp.,
3.75%, 4/1/40	575	505
4.00%, 3/1/48	650	566
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	400	359
Continental Resources, Inc.,
2.27%, 11/15/26 (a)	275	244
2.88%, 4/1/32 (a)	875	685
Coterra Energy, Inc.
3.90%, 5/15/27 (a)	950	912
CVS Health Corp.,
1.88%, 2/28/31	600	481
5.05%, 3/25/48	75	72
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (a)	775	697
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (a)	725	492
Diamondback Energy, Inc.
3.13%, 3/24/31	600	523
Dick’s Sporting Goods, Inc.
4.10%, 1/15/52	450	300
DuPont de Nemours, Inc.
5.32%, 11/15/38	225	223
DXC Technology Co.
1.80%, 9/15/26	950	854
Enbridge, Inc.
2.50%, 8/1/33	950	769
Endeavor Energy Resources LP/EER Finance, Inc.
6.63%, 7/15/25 (a)	400	403
Energy Transfer LP,
5.00%, 5/15/50	125	107
5.40%, 10/1/47	100	88
Enterprise Products Operating LLC
3.30%, 2/15/53	625	456
Equinix, Inc.
2.95%, 9/15/51	475	321
Exxon Mobil Corp.
3.45%, 4/15/51	150	123

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Ferguson Finance PLC
4.65%, 4/20/32 (a)		300	283
Ford Motor Credit Co., LLC,
GMTN
4.39%, 1/8/26		315	291
Fox Corp.
5.48%, 1/25/39		475	462
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35		788	737
General Motors Co.,
6.60%, 4/1/36		325	330
6.75%, 4/1/46		125	126
General Motors Financial Co., Inc.,
3.85%, 1/5/28		575	528
4.35%, 1/17/27		175	168
Georgia-Pacific LLC
2.30%, 4/30/30 (a)		650	563
Gilead Sciences, Inc.
2.80%, 10/1/50		525	367
Glencore Funding LLC,
2.50%, 9/1/30 (a)(b)		600	489
4.13%, 3/12/24 (a)		475	473
GLP Capital LP/GLP Financing II, Inc.,
3.25%, 1/15/32		175	141
4.00%, 1/15/30		350	307
Grifols SA
2.25%, 11/15/27 (a)	EUR	200	176
HCA, Inc.
4.63%, 3/15/52 (a)		$500	401
HF Sinclair Corp.,
4.50%, 10/1/30 (a)		525	478
5.88%, 4/1/26 (a)		500	505
Home Depot, Inc. (The)
2.38%, 3/15/51		400	271
Hyatt Hotels Corp.
1.80%, 10/1/24		725	686
Hyundai Capital America
3.00%, 2/10/27 (a)(b)		1,200	1,105
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)		725	703
Intel Corp.,
2.80%, 8/12/41		550	421
3.25%, 11/15/49		300	234
International Business Machines Corp.
2.85%, 5/15/40		375	285
JBS Finance Luxembourg Sarl
2.50%, 1/15/27 (a)		550	480
JDE Peet’s NV
1.38%, 1/15/27 (a)		875	753
JetBlue Pass Through Trust,
Series AA
2.75%, 11/15/33		445	387
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31 (a)		275	229
Kinder Morgan, Inc.
3.60%, 2/15/51		200	148
KLA Corp.
4.65%, 7/15/32		350	357
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)		1,075	906
Las Vegas Sands Corp.
3.20%, 8/8/24		925	875
Level 3 Financing, Inc.
3.40%, 3/1/27 (a)		625	540

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Macy’s Retail Holdings LLC
5.88%, 3/15/30 (a)(b)		405	341
Magallanes, Inc.
5.39%, 3/15/62 (a)		375	314
Magallanes, Inc. Co.,
4.28%, 3/15/32 (a)		475	425
5.05%, 3/15/42 (a)		325	277
5.14%, 3/15/52 (a)		150	126
Marriott International, Inc.,
Series II
2.75%, 10/15/33		350	276
Series GG
3.50%, 10/15/32		575	497
Matador Resources Co.
5.88%, 9/15/26		290	279
McDonald’s Corp.
4.45%, 9/1/48		625	580
Medline Borrower LP
3.88%, 4/1/29 (a)		260	222
Micron Technology, Inc.
2.70%, 4/15/32		875	699
Microsoft Corp.
2.53%, 6/1/50		625	461
Midwest Connector Capital Co. LLC
4.63%, 4/1/29 (a)		600	567
Minsur SA
4.50%, 10/28/31 (a)		200	168
MPLX LP,
4.95%, 3/14/52		250	217
5.20%, 12/1/47		100	90
NBN Co. Ltd.
2.63%, 5/5/31 (a)		1,225	1,046
Netflix, Inc.
4.88%, 4/15/28		60	57
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)		1,125	999
Nissan Motor Co. Ltd.
3.52%, 9/17/25 (a)		1,025	971
NOVA Chemicals Corp.
4.88%, 6/1/24 (a)		300	286
ONEOK, Inc.,
3.10%, 3/15/30		1,125	968
3.40%, 9/1/29		275	243
Ooredoo International Finance Ltd.
2.63%, 4/8/31 (a)		520	452
Oracle Corp.,
3.60%, 4/1/50		525	366
3.65%, 3/25/41		525	392
Peloton Interactive, Inc.
0.00%, 2/15/26		415	263
Prosus NV
3.68%, 1/21/30 (a)		775	618
Q-Park Holding I BV
1.50%, 3/1/25 (a)	EUR	150	137
QUALCOMM, Inc.
1.65%, 5/20/32		$425	344
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (a)		300	244
RingCentral, Inc.
0.00%, 3/15/26		255	193
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)		400	363
Rogers Communications, Inc.
4.55%, 3/15/52 (a)		550	484

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Sabine Pass Liquefaction LLC
4.50%, 5/15/30		950	911
SBA Communications Corp.
3.13%, 2/1/29		320	263
Sealed Air Corp.
1.57%, 10/15/26 (a)		800	697
Shell International Finance BV
3.13%, 11/7/49		550	423
Sigma Alimentos SA de CV
4.13%, 5/2/26		450	425
Silgan Holdings, Inc.
1.40%, 4/1/26 (a)		500	447
Smithfield Foods, Inc.
3.00%, 10/15/30 (a)		850	706
Sodexo, Inc.
2.72%, 4/16/31 (a)		675	568
Spotify USA, Inc.
0.00%, 3/15/26		425	337
Standard Industries, Inc.
2.25%, 11/21/26 (a)	EUR	100	82
Starbucks Corp.
2.55%, 11/15/30		$225	192
Syngenta Finance NV
4.89%, 4/24/25 (a)		300	301
T-Mobile USA, Inc.,
2.25%, 11/15/31		725	589
3.30%, 2/15/51		250	183
3.40%, 10/15/52		250	185
Take-Two Interactive Software, Inc.
4.00%, 4/14/32		225	211
TD SYNNEX Corp.
2.38%, 8/9/28 (a)		250	211
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)		200	168
3.60%, 1/19/28 (a)		875	832
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41		150	118
Transcontinental Gas Pipe Line Co. LLC
3.95%, 5/15/50		650	541
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)		400	367
Transurban Finance Co. Pty Ltd.
2.45%, 3/16/31 (a)		500	410
Uber Technologies, Inc.
0.00%, 12/15/25 (b)		290	233
Valero Energy Corp.
3.65%, 12/1/51		600	450
Verizon Communications, Inc.,
1.75%, 1/20/31		500	402
2.36%, 3/15/32		250	207
2.65%, 11/20/40		850	625
2.99%, 10/30/56		407	283
3.40%, 3/22/41		300	245
VICI Properties LP
4.75%, 2/15/28		300	287
VICI Properties LP/VICI Note Co., Inc.
3.88%, 2/15/29 (a)		850	733
Vontier Corp.
2.95%, 4/1/31		725	570
Walt Disney Co. (The),
2.75%, 9/1/49		109	78
3.50%, 5/13/40		450	384
Western Digital Corp.
1.50%, 2/1/24		350	334

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Ziff Davis, Inc.
1.75%, 11/1/26 (a)	270	261
		69,411
Utilities (10.8%)
Alliant Energy Finance Co.
3.60%, 3/1/32 (a)	725	657
Ameren Illinois Co.
1.55%, 11/15/30	475	387
American Transmission Systems, Inc.
2.65%, 1/15/32 (a)	600	509
APA Infrastructure Ltd.
4.20%, 3/23/25 (a)	300	298
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	350	249
4.60%, 5/1/53 (a)	150	144
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (a)	250	248
Consumers Energy Co.,
2.50%, 5/1/60	325	211
3.50%, 8/1/51	175	146
Dominion Energy, Inc.,
Series C
2.25%, 8/15/31	495	407
DTE Electric Co.
3.95%, 3/1/49	450	405
Duke Energy Corp.
4.20%, 6/15/49	600	502
Duke Energy Indiana LLC
2.75%, 4/1/50	580	412
Duke Energy Progress LLC
3.45%, 3/15/29	275	262
Enel Finance International NV
5.00%, 6/15/32 (a)	400	387
Entergy Texas, Inc.
3.55%, 9/30/49	200	160
Exelon Corp.
4.10%, 3/15/52 (a)	225	194
Fells Point Funding Trust
3.05%, 1/31/27 (a)	1,275	1,177
Georgia Power Co.,
Series A
3.25%, 3/15/51	525	387
Interstate Power and Light Co.,
2.30%, 6/1/30	300	256
3.50%, 9/30/49	175	140
Jersey Central Power & Light Co.
2.75%, 3/1/32 (a)	375	319
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	200	143
Niagara Mohawk Power Corp.
2.76%, 1/10/32 (a)	800	685
Northern States Power Co.
2.90%, 3/1/50	350	264
NRG Energy, Inc.,
3.63%, 2/15/31 (a)	240	189
3.88%, 2/15/32 (a)	60	48
Pacific Gas and Electric Co.
3.30%, 8/1/40	375	259
PacifiCorp
2.70%, 9/15/30	950	844
PECO Energy Co.
3.05%, 3/15/51	425	326

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	475	401
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	275	217
4.50%, 6/1/52	275	270
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	525	439
Southern California Edison Co.
4.00%, 4/1/47	250	203
Southern Co. (The)
4.48%, 8/1/24 (d)	550	552
4.40%, 7/1/46	275	240
Union Electric Co.
3.90%, 4/1/52	250	221
Virginia Electric and Power Co.,
2.45%, 12/15/50	275	185
Series A
2.88%, 7/15/29	350	321
2.95%, 11/15/51	375	278
Vistra Operations Co. LLC
4.88%, 5/13/24 (a)	900	896
Xcel Energy, Inc.
2.60%, 12/1/29	300	262
		15,100
Total Fixed Income Securities (Cost $152,251)		135,186

	Shares
Short-Term Investments (16.0%)
Investment Company (14.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $19,814)	19,813,654	19,814

Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $742)	742,000	742

	Face Amount (000)
U.S. Treasury Security (1.3%)
U.S. Treasury Bill
1.40%, 10/27/22 (f)(g) (Cost $1,857)	$1,865	1,853
Total Short-Term Investments (Cost $22,413)		22,409
Total Investments (112.9%) (Cost $174,664) Including $1,882 of Securities Loaned (h)(i)(j)		157,595
Liabilities in Excess of Other Assets (-12.9%)		(18,002)
Net Assets (100.0%)		$139,593

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2022, were approximately $1,882,000 and $1,922,000, respectively. The received cash collateral of approximately $743,000, which approximately was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,179,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2022.

(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.

(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at June 30, 2022.

(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(h)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contract and open futures contracts.

(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

(j)	At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $338,000 and the aggregate gross unrealized depreciation is approximately $17,250,000, resulting in net unrealized depreciation of approximately $16,912,000.

MTN	Medium Term Note.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	2		$2	8/19/22	$—	@
JPMorgan Chase Bank NA		$5	EUR	5	8/19/22	—	@
JPMorgan Chase Bank NA		$6	EUR	6	8/19/22	(—	@)
JPMorgan Chase Bank NA	EUR	5		$5	7/5/22	(—	@)
UBS AG	EUR	436		$462	8/19/22	4
						$4

@	Value is less than $500.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	66	Sep-22		$13,200	$13,861	$(59)
U.S. Treasury 5 yr. Note	8	Sep-22		800	898	8
U.S. Treasury Long Bond	75	Sep-22		7,500	10,397	(13)
U.S. Treasury Ultra Bond	24	Sep-22		2,400	3,704	(59)

Short:
German Euro-BOBL Index	1	Sep-22	EUR	(100)	(130)	1
German Euro-Bund Index	1	Sep-22		(100)	(156)	4
U.S. Treasury 10 yr. Note	58	Sep-22		$(5,800)	(6,875)	73
U.S. Treasury 10 yr. Ultra Note	126	Sep-22		(12,600)	(16,049)	198
						$153

EUR	Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	44.3%
Finance	32.3
Short-Term Investments	13.8
Utilities	9.6
Total Investments	100.0	%**

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.
**	Does not include open long/short futures contracts with a value of approximately $52,070,000 and net unrealized appreciation of approximately $153,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $4,000.

Morgan Stanley Institutional Fund Trust
Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.5%)
Biotechnology (0.6%)
Intellia Therapeutics, Inc. (a)	131,630	$6,813

Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	1,952,270	4,646

Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)(b)	1,527,734	2,918

Consumer Finance (1.1%)
Upstart Holdings, Inc. (a)(b)	417,246	13,193

Entertainment (4.6%)
ROBLOX Corp., Class A (a)	1,683,405	55,317

Health Care Providers & Services (8.6%)
Agilon Health, Inc. (a)	4,227,106	92,277
Guardant Health, Inc. (a)	261,783	10,560
		102,837
Health Care Technology (8.1%)
Doximity, Inc., Class A (a)(b)	1,786,234	62,197
GoodRx Holdings, Inc., Class A (a)	2,910,118	17,228
Veeva Systems, Inc., Class A (a)	93,658	18,548
		97,973
Information Technology Services (25.5%)
Adyen NV (Netherlands) (a)	22,224	32,072
Affirm Holdings, Inc. (a)	2,133,487	38,531
Cloudflare, Inc., Class A (a)	1,502,760	65,746
MongoDB, Inc. (a)	321,504	83,430
Shopify, Inc., Class A (Canada) (a)(b)	538,740	16,830
Snowflake, Inc., Class A (a)	500,101	69,544
		306,153
Interactive Media & Services (4.4%)
ZoomInfo Technologies, Inc., Class A (a)	1,596,434	53,065

Internet & Direct Marketing Retail (12.5%)
Chewy, Inc., Class A (a)(b)	1,288,143	44,725
Coupang, Inc. (a)	1,730,133	22,059
DoorDash, Inc., Class A (a)	953,408	61,180
Farfetch Ltd., Class A (a)	1,243,176	8,901
Wayfair, Inc., Class A (a)	303,212	13,208
		150,073
Leisure Products (1.5%)
Peloton Interactive, Inc., Class A (a)	1,926,523	17,686

Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A (a)	401,900	18,186

Pharmaceuticals (6.8%)
Royalty Pharma PLC, Class A (United Kingdom)	1,934,807	81,339

Morgan Stanley Institutional Fund Trust
Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Road & Rail (1.4%)
Grab Holdings Ltd., Class A (Singapore) (a)	6,814,433	17,241

Software (18.0%)
Bill.Com Holdings, Inc. (a)	484,579	53,275
Cipher Mining, Inc. (a)	2,392,437	3,278
Datadog, Inc., Class A (a)	691,753	65,882
MicroStrategy, Inc., Class A (a)(b)	25,469	4,184
Trade Desk, Inc., Class A (a)	1,449,360	60,714
Unity Software, Inc. (a)	787,824	29,008
		216,341
Specialty Retail (0.3%)
Carvana Co. (a)	153,114	3,457
Total Common Stocks (Cost $2,066,095)		1,147,238

Preferred Stock (2.1%)
Software (2.1%)
Databricks, Inc. (a)(c)(d) (acquisition cost — $31,810 ; acquired 8/31/21) (Cost $31,810)	144,294	25,122

Investment Company (0.8%)
Grayscale Bitcoin Trust (a) (Cost $33,402)	773,353	9,327

No. of Warrants
Warrant (0.0%) (e)
Chemicals (0.0%) (e)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $656)	196,782	104

Shares
Short-Term Investments (8.9%)
Securities held as Collateral on Loaned Securities (5.9%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	57,535,773	57,536

	Face Amount (000)
Repurchase Agreements (1.1%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $4,495; fully collateralized by U.S. Government obligations; 0.00%-3.63% due 2/15/23-5/15/32; valued at $4,585)	$4,495	4,495
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $8,703; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $8,878)	8,703	8,703
		13,198
Total Securities held as Collateral on Loaned Securities (Cost $70,734)		70,734

Morgan Stanley Institutional Fund Trust
Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

	Shares
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $36,403)	36,402,817	36,403
Total Short-Term Investments (Cost $107,137)		107,137
Total Investments Excluding Purchased Options (107.3%) (Cost $2,239,100)		1,288,928
Total Purchased Options Outstanding (0.1%) (Cost $14,239)		1,003
Total Investments (107.4%) (Cost $2,253,339) Including $67,850 of Securities Loaned (g)(h)(i)(j)		1,289,931
Liabilities in Excess of Other Assets (-7.4%)		(88,646)
Net Assets (100.0%)		$1,201,285

The Fund had the following Derivative Contract – PIPE – As of June 30, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(c)(d)(k)(l)	$8,003,840	12/30/2022	$(1,155)	(0.1)%

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2022, were approximately $67,850,000 and $74,566,000, respectively. The Fund received cash collateral of approximately $70,734,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At June 30, 2022, there was uninvested cash collateral of approximately $3,832,000, which is not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2022 amounts to approximately $23,967,000 and represents 2.0% of net assets.
(d)	At June 30, 2022, the Fund held a fair valued security and derivative contract at approximately $23,967,000, representing 2.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(e)	Amount is less than 0.05%.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2022, advisory fees paid were reduced by approximately $29,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $32,072,000 and 2.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.
(i)	Securities are available for collateral in connection with a derivative contract – PIPE and purchased options.
(j)	At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,327,000 and the aggregate gross unrealized depreciation is approximately $979,890,000, resulting in net unrealized depreciation of approximately $964,563,000.

(k)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 800,384 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III and ProKidney, LP, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III and ProKidney, LP. The investment is restricted from resale until the settlement date.

(l)

Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund Trust
Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH 7.27	Nov-22	994,884,991	994,885	$983	$4,776	$(3,793)
JP Morgan Chase Bank NA	USD/CNH	CNH 7.28	Jul-22	1,027,111,693	1,027,112	8	4,785	(4,777)
JP Morgan Chase Bank NA	USD/CNH	CNH 7.31	Aug-22	458,348,396	458,348	10	3,113	(3,103)
JP Morgan Chase Bank NA	USD/CNH	CNH 7.38	Jul-22	294,939,426	294,939	2	1,565	(1,563)
						$1,003	$14,239	$(13,236)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	25.1%
Software	19.8
Others**	19.6
Internet & Direct Marketing Retail	12.3
Health Care Providers & Services	8.4
Health Care Technology	8.1
Pharmaceuticals	6.7
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with unrealized depreciation of approximately $1,155,000.

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Aerospace & Defense (0.4%)
Textron, Inc.	994	$61

Air Freight & Logistics (0.3%)
FedEx Corp.	219	50

Automobiles (0.8%)
Ford Motor Co.	5,133	57
General Motors Co. (a)	1,787	57
		114
Banks (3.8%)
Citizens Financial Group, Inc.	3,061	109
KeyCorp	6,296	109
PacWest Bancorp	4,101	109
Popular, Inc.	1,382	106
Synovus Financial Corp.	3,012	109
		542
Beverages (0.5%)
Molson Coors Beverage Co. Class B	1,424	78

Biotechnology (3.7%)
Biogen, Inc. (a)	509	104
Gilead Sciences, Inc.	1,732	107
Moderna, Inc. (a)	768	110
Regeneron Pharmaceuticals, Inc. (a)	177	104
United Therapeutics Corp. (a)	450	106
		531
Building Products (1.2%)
Builders FirstSource, Inc. (a)	1,121	60
Fortune Brands Home & Security, Inc.	941	56
Owens Corning	792	59
		175
Capital Markets (3.1%)
Franklin Resources, Inc.	3,741	87
Invesco Ltd.	5,476	88
Janus Henderson Group PLC	3,755	88
Jefferies Financial Group, Inc.	3,419	95
State Street Corp.	1,460	90
		448
Chemicals (1.6%)
Huntsman Corp.	1,983	56
LyondellBasell Industries NV, Class A	641	56
Mosaic Co.	1,214	57
Westlake Chemical Corp.	579	57
		226
Construction & Engineering (0.8%)
MasTec, Inc. (a)	822	59
MDU Resources Group, Inc.	2,135	58
		117

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Consumer Finance (1.9%)
Ally Financial, Inc.	2,676	90
OneMain Holdings, Inc.	2,437	91
Synchrony Financial	3,203	88
		269
Containers & Packaging (0.4%)
WestRock Co.	1,406	56

Diversified Consumer Services (0.9%)
ADT, Inc.	6,658	41
Frontdoor, Inc. (a)	1,917	46
H&R Block, Inc.	1,217	43
		130
Diversified Financial Services (0.6%)
Equitable Holdings, Inc.	3,501	91

Diversified Telecommunication Services (1.8%)
Lumen Technologies, Inc.	23,495	256

Electric Utilities (3.1%)
Constellation Energy Corp.	1,514	87
Edison International	1,445	91
Hawaiian Electric Industries, Inc.	2,247	92
NRG Energy, Inc.	2,342	89
PG&E Corp. (a)	8,904	89
		448
Electrical Equipment (0.8%)
Regal Rexnord Corp.	519	59
Sensata Technologies Holding PLC	1,383	57
		116
Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc. (a)	502	56
Avnet, Inc.	1,294	56
Jabil, Inc.	1,018	52
TD SYNNEX Corp.	579	53
		217
Entertainment (0.5%)
Warner Bros Discovery, Inc. (a)	4,896	66

Equity Real Estate Investment Trusts (REITs) (5.7%)
Annaly Capital Management, Inc. REIT	15,003	89
Apartment Income Corp. REIT	1,297	54
Brixmor Property Group, Inc. REIT	2,599	53
Cousins Properties, Inc. REIT	1,794	52
Highwoods Properties, Inc. REIT	1,565	53
Kimco Realty Corp. REIT	2,703	53
Medical Properties Trust, Inc. REIT	3,551	54
New Residential Investment Corp. REIT	9,672	90
Omega Healthcare Investors, Inc. REIT	1,889	53
SL Green Realty Corp. REIT	1,095	51
Spirit Realty Capital, Inc. REIT	1,399	53

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

STORE Capital Corp. REIT	2,016	53
VICI Properties, Inc. REIT	1,809	54
Weyerhaeuser Co. REIT	1,610	53
		815
Food & Staples Retailing (1.2%)
Albertsons Cos., Inc., Class A	3,220	86
Walgreens Boots Alliance, Inc.	2,264	86
		172
Food Products (3.3%)
Archer-Daniels-Midland Co.	1,073	83
Bunge Ltd.	891	81
Ingredion, Inc.	902	79
Pilgrim’s Pride Corp. (a)	2,522	79
Seaboard Corp.	21	82
Tyson Foods, Inc., Class A	920	79
		483
Gas Utilities (0.6%)
UGI Corp.	2,264	87

Health Care Equipment & Supplies (1.7%)
Embecta Corp. (a)	3,092	78
QuidelOrtho Corp. (a)	858	84
Zimvie, Inc. (a)	4,767	76
		238
Health Care Providers & Services (5.8%)
Centene Corp. (a)	1,031	87
Cigna Corp.	329	87
CVS Health Corp.	914	85
DaVita, Inc. (a)	1,088	87
Encompass Health Corp.	1,515	85
HCA Healthcare, Inc.	473	79
Henry Schein, Inc. (a)	1,115	85
Laboratory Corp. of America Holdings	353	83
Quest Diagnostics, Inc.	616	82
Universal Health Services, Inc., Class B	805	81
		841
Hotels, Restaurants & Leisure (1.4%)
Boyd Gaming Corp.	829	41
Marriott Vacations Worldwide Corp.	360	42
Penn National Gaming, Inc. (a)	1,400	43
Six Flags Entertainment Corp. (a)	1,902	41
Travel & Leisure Co.	1,049	41
		208
Household Durables (1.4%)
DR Horton, Inc.	496	33
Lennar Corp., Class A	473	33
Lennar Corp., Class B	567	33
Pulte Group, Inc.	845	34
Toll Brothers, Inc.	750	33
Whirlpool Corp.	206	32
		198

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Independent Power Producers & Energy Traders (1.2%)
AES Corp.	4,181	88
Vistra Corp.	3,771	86
		174
Information Technology Services (4.8%)
Akamai Technologies, Inc. (a)	423	39
Amdocs Ltd.	480	40
Bread Financial Holdings Inc.	958	36
Cognizant Technology Solutions Corp., Class A	577	39
Concentrix Corp.	276	37
DXC Technology Co. (a)	1,292	39
Euronet Worldwide, Inc. (a)	379	38
Fidelity National Information Services, Inc.	418	38
Fiserv, Inc. (a)	434	39
FleetCor Technologies, Inc. (a)	186	39
Genpact Ltd.	935	40
Global Payments, Inc.	342	38
International Business Machines Corp.	282	40
SolarWinds Corp.	3,427	35
SS&C Technologies Holdings, Inc.	673	39
StoneCo Ltd., Class A (Brazil) (a)	4,347	33
Western Union Co.	2,458	40
WEX, Inc. (a)	254	40
		689
Insurance (4.3%)
American International Group, Inc.	1,329	68
Axis Capital Holdings Ltd.	1,206	69
Everest Re Group Ltd.	246	69
Fidelity National Financial, Inc.	1,836	68
First American Financial Corp.	1,307	69
Hartford Financial Services Group, Inc.	1,061	69
Lincoln National Corp.	1,436	67
Old Republic International Corp.	3,117	70
Unum Group	2,044	70
		619
Internet & Direct Marketing Retail (0.2%)
Qurate Retail, Inc.	10,972	31

Life Sciences Tools & Services (0.8%)
Syneos Health, Inc. (a)	1,536	110

Machinery (3.3%)
AGCO Corp.	591	58
Allison Transmission Holdings, Inc.	1,587	61
Crane Holdings Co.	683	60
Esab Corp.	1,332	58
Gates Industrial Corp. PLC (a)	5,309	58
PACCAR, Inc.	711	59
Stanley Black & Decker, Inc.	547	57
Timken Co.	1,112	59
		470
Media (3.8%)
Altice USA, Inc., Class A (a)	7,525	70

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Comcast Corp., Class A	1,808	71
DISH Network Corp., Class A (a)	4,013	72
Liberty Media Corp-Liberty SiriusXM, Class C (a)	1,961	71
Loyalty Ventures, Inc. (a)	16,062	57
Nexstar Media Group, Inc., Class A	432	70
Paramount Global, Class B	2,787	69
ViacomCBS, Inc., Class A	2,628	72
		552
Metals & Mining (2.2%)
Alcoa Corp.	1,172	54
Cleveland-Cliffs, Inc. (a)	3,459	53
Nucor Corp.	511	53
Reliance Steel & Aluminum Co.	332	56
Steel Dynamics, Inc.	826	55
United States Steel Corp.	2,858	51
		322
Oil, Gas & Consumable Fuels (6.2%)
Coterra Energy, Inc.	5,611	144
Diamondback Energy, Inc.	1,228	149
HF Sinclair Corp.	3,414	154
Marathon Oil Corp.	6,708	151
Marathon Petroleum Corp.	1,736	143
Occidental Petroleum Corp.	2,583	152
		893
Personal Products (1.7%)
Coty, Inc., Class A (a)	17,024	137
Herbalife Nutrition Ltd. (a)	5,590	114
		251
Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co.	1,370	105
Elanco Animal Health, Inc. (a)	5,235	103
Organon & Co.	3,040	103
Perrigo Co. PLC	2,669	108
Pfizer, Inc.	2,126	111
Viatris, Inc.	9,892	104
		634
Professional Services (1.5%)
CACI International, Inc., Class A (a)	160	45
Leidos Holdings, Inc.	435	44
ManpowerGroup, Inc.	553	42
Robert Half International, Inc.	558	42
Science Applications International Corp.	472	44
		217
Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A (a)	741	54
Jones Lang LaSalle, Inc. (a)	308	54
		108
Road & Rail (1.5%)
AMERCO	110	53
Knight-Swift Transportation Holdings, Inc.	1,134	52

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Schneider National, Inc., Class B	2,361	53
XPO Logistics, Inc. (a)	1,099	53
		211
Semiconductors & Semiconductor Equipment (2.4%)
Cirrus Logic, Inc. (a)	839	61
Intel Corp.	1,578	59
Micron Technology, Inc.	1,038	57
MKS Instruments, Inc.	583	60
Qorvo, Inc. (a)	619	58
Skyworks Solutions, Inc.	624	58
		353
Software (1.3%)
Dropbox, Inc., Class A (a)	1,805	38
NCR Corp. (a)	1,234	39
NortonLifeLock, Inc.	1,792	39
Paycor HCM, Inc. (a)	1,538	40
Teradata Corp. (a)	1,033	38
		194
Specialty Retail (2.0%)
AutoNation, Inc. (a)	341	38
Best Buy Co. Inc.	531	35
Dick’s Sporting Goods, Inc.	475	36
Foot Locker, Inc.	1,292	33
Gap, Inc.	4,286	35
Lithia Motors, Inc., Class A	138	38
Penske Automotive Group, Inc.	359	37
Victoria’s Secret & Co. (a)	1,104	31
		283
Tech Hardware, Storage & Peripherals (1.1%)
Hewlett Packard Enterprise Co.	3,959	53
Western Digital Corp. (a)	1,169	52
Xerox Holdings Corp.	3,410	51
		156
Textiles, Apparel & Luxury Goods (0.2%)
PVH Corp.	533	30

Thrifts & Mortgage Finance (2.2%)
MGIC Investment Corp.	8,635	109
New York Community Bancorp, Inc.	12,342	113
UWM Holdings Corp.	27,730	98
		320
Trading Companies & Distributors (1.7%)
Air Lease Corp.	1,863	62
MSC Industrial Direct Co. Inc.	793	60
United Rentals, Inc. (a)	243	59
Univar Solutions, Inc. (a)	2,347	58
		239
Total Investments (96.3%) (Cost $15,556) (b)(c)(d)		13,889
Other Assets in Excess of Liabilities (3.7%)		527
Net Assets (100.0%)		$14,416

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

(a)	Non-income producing security.
(b)	Securities are available for collateral in connection with purchase of swap agreements.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.
(d)	At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $501,000 and the aggregate gross unrealized depreciation is approximately $2,125,000, resulting in net unrealized depreciation of approximately $1,624,000.

REIT	Real Estate Investment Trust.

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2022:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Russell 1000 Anti-Value Index††	Pay	SOFR + 0.15%	Quarterly	6/28/23	$4,402	$203	$–	$203
JPMorgan Chase Bank NA	JPM Russell 1000 Anti-Value Index††	Pay	SOFR + 0.15%	Quarterly	6/28/23	226	11	–	11
JPMorgan Chase Bank NA	JP Morgan Russell 1000 Value Index††	Receive	SOFR + 0.15%	Quarterly	6/28/23	5,403	(159)	–	(159)
JPMorgan Chase Bank NA	JP Morgan Russell 1000 Value Index††	Receive	SOFR + 0.15%	Quarterly	6/28/23	349	(12)	–	(12)
							$43	$–	$43

††	See tables below for details of the equity basket holdings underlying the swap.

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM Russell 1000 Anti-Value Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Anti-Value Index
Alnylam Pharmaceuticals, Inc.	246	$36	0.51%
American Water Works Co., Inc.	245	36	0.52
Americold Realty Trust, Inc.	1,221	37	0.52
Aon PLC	133	36	0.51
Aptargroup, Inc.	353	36	0.52
Brown & Brown, Inc.	615	36	0.51
Brown-Forman, Corp.	537	36	0.52
Cheniere Energy, Inc.	285	38	0.54
CMS Energy Corp.	553	37	0.53
Commerce Bancshares, Inc.	545	36	0.51
Costco Wholesale Corp.	75	36	0.51
Dominion Energy, Inc.	462	37	0.52
Edwards Lifesciences Corp.	376	36	0.51
Eli Lilly & Co.	111	36	0.51
Enphase Energy, Inc.	183	36	0.51
Erie Indemnity Co.	190	37	0.52
Essential Utilities, Inc.	784	36	0.51
First Republic Bank	248	36	0.51
Grocery Outlet Holding Corp.	841	36	0.51
Heico Corp. - Class A	341	36	0.51
Heico Corp.	274	36	0.51
Hess Corp.	350	37	0.53
Hexcel Corp.	705	37	0.52
Iovance Biotherapeutics, Inc.	3,499	39	0.55
Kemper Corp.	750	36	0.51
Liberty Media Corp-Liberty Formula One Series A	625	36	0.52
Liberty Media Corp-Liberty Formula One Series C	568	36	0.51
Mercury Systems, Inc.	599	39	0.55
Mirati Therapeutics, Inc.	542	36	0.52
Msa Safety, Inc.	298	36	0.51
New Fortress Energy, Inc.	920	36	0.52
Nextera Energy, Inc.	465	36	0.51
Nov, Inc.	2,204	37	0.53
Old Dominion Freight Line, Inc.	140	36	0.51
O’Reilly Automotive, Inc.	57	36	0.51
Otis Worldwide Corp.	510	36	0.51
PPL Corp.	1,337	36	0.52
Progressive Corp.	313	36	0.52
Public Service Enterprise Group, Inc.	580	37	0.52
Public Storage	115	36	0.51
Resmed, Inc.	171	36	0.51
Rockwell Automation, Inc.	181	36	0.51
Rollins, Inc.	1,032	36	0.51
Sarepta Therapeutics, Inc.	486	36	0.52
Seagen, Inc.	203	36	0.51
Transdigm Group, Inc.	67	36	0.51
UDR, Inc.	783	36	0.51
Ultragenyx Pharmaceutical, Inc.	617	37	0.52
Verisk Analytics, Inc.	209	36	0.51
WEC Energy Group, Inc.	371	37	0.53

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JP Morgan Russell 1000 Value Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JP Morgan Russell 1000 Value Index
AES Corp.	3,210	$67	0.71%
Albertsons Cos., Inc.	2,470	66	0.70
Ally Financial, Inc.	2,046	69	0.72
Annaly Capital Management, Inc.	11,493	68	0.72
Biogen, Inc.	416	85	0.90
Bristol-Myers Squibb Co.	1,109	85	0.90
Citizens Financial Group, Inc.	2,403	86	0.91
Coterra Energy, Inc.	4,810	124	1.31
Coty, Inc.	14,142	113	1.20
Davita, Inc.	825	66	0.70
Diamondback Energy, Inc.	1,040	126	1.33
Edison International	1,081	68	0.72
Elanco Animal Health, Inc.	4,189	82	0.87
Equitable Holdings, Inc.	2,653	69	0.73
Franklin Resources, Inc.	2,852	66	0.70
Gilead Sciences, Inc.	1,401	87	0.92
Hawaiian Electric Industries, Inc.	1,679	69	0.73
Herbalife Nutrition Ltd.	4,744	97	1.03
HF Sinclair Corp.	2,905	131	1.39
Invesco Ltd.	4,166	67	0.71
Janus Henderson Group PLC	2,849	67	0.71
Jefferies Financial Group, Inc.	2,600	72	0.76
Keycorp.	4,993	86	0.91
Lumen Technologies, Inc.	21,573	235	2.49
Marathon Oil Corp.	5,713	128	1.36
Marathon Petroleum Corp.	1,490	123	1.29
Mgic Investment Corp.	6,952	88	0.93
Moderna, Inc.	616	88	0.93
New Residential Investment Corp.	7,406	69	0.73
New York Community Bancorp, Inc.	9,829	90	0.95
NRG Energy, Inc.	1,786	68	0.72
Occidental Petroleum Corp.	2,194	129	1.37
Onemain Holdings, Inc.	1,864	70	0.74
Organon & Co.	2,436	82	0.87
Pacwest Bancorp.	3,261	87	0.92
Perrigo Co. PLC	2,113	86	0.91
Pfizer, Inc.	1,707	89	0.95
PG&E Corp.	6,636	66	0.70
Popular, Inc.	1,126	87	0.92
Regeneron Pharmaceuticals, Inc.	144	85	0.90
State Street Corp.	1,099	68	0.72
Synchrony Financial	2,439	67	0.71
Syneos Health, Inc.	1,219	87	0.92
Synovus Financial Corp.	2,394	86	0.91
UGI Corp.	1,710	66	0.70
United Therapeutics Corp.	366	86	0.91
Uwm Holdings Corp.	23,258	82	0.87
Viatris, Inc.	7,954	83	0.88
Vistra Corp.	2,911	67	0.70
Walgreens Boots Alliance, Inc.	1,739	66	0.70

SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	76.6%
Oil, Gas & Consumable Fuels	6.4
Health Care Providers & Services	6.1
Equity Real Estate Investment Trusts (REITs)	5.9
Information Technology Services	5.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open swap agreements with net unrealized appreciation of approximately $43,000.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (52.7%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation
Conventional Pool:,
12 Month USD LIBOR + 1.63%, 2.44%, 7/1/45		$11	$11

Agency Fixed Rate Mortgages (4.0%)
United States (4.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 4/1/52		2,547	2,246
4.50%, 1/1/49		60	61
Gold Pools:
3.50%, 1/1/44 – 6/1/45		521	510
4.50%, 1/1/49		22	22
6.50%, 5/1/32 – 7/1/32		24	26
7.50%, 5/1/35		2	2
Federal National Mortgage Association,
Conventional Pools:
3.00%, 7/1/49		237	220
3.50%, 3/1/47 – 1/1/51		1,163	1,134
4.00%, 4/1/45 – 9/1/45		577	581
4.50%, 3/1/41 – 11/1/44		91	94
5.00%, 1/1/41 – 3/1/41		239	248
6.00%, 1/1/38		2	2
6.50%, 12/1/29		6	7
7.50%, 8/1/37		4	4
July TBA:
2.00%, 7/1/52 (b)		1,900	1,649
2.50%, 7/1/52 (b)		3,000	2,699
3.00%, 7/1/52 (b)		5,150	4,798
4.00%, 7/1/52 (b)		2,000	1,973
5.00%, 7/1/52 (b)		1,750	1,787
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 – 11/20/42		142	143
4.50%, 6/20/49		34	34
5.00%, 2/20/49 – 6/20/49		65	66
5.50%, 8/15/39		15	16
			18,322
Asset-Backed Securities (0.3%)
United States (0.3%)
Harbor Group International, LLC,
1 Month USD LIBOR + 1.00%, 2.51%, 9/17/36 (c)(d)		500	481
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 2.38%, 12/25/32 (d)		206	181
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 3.80%, 5/25/34 (d)		137	136
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.09%, 7/25/39 (d)	EUR	374	379
			1,177

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Commercial Mortgage-Backed Securities (0.3%)
United Kingdom (0.0%) (a)
Taurus 2018-2 UK DAC,
3 Month GBP SONIA + 1.22%, 1.21%, 5/22/28 (d)	GBP	147	177

United States (0.3%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 3.18%, 6/15/35 (c)(d)		$250	238
Commercial Mortgage Trust,
3.28%, 1/10/46		305	304
4.91%, 7/15/47 (c)(d)		152	140
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		24	24
WFRBS Commercial Mortgage Trust,
4.15%, 10/15/57 (c)(d)		200	180
5.15%, 9/15/46 (c)(d)		375	353
			1,239
			1,416
Corporate Bonds (11.0%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (c)		600	477
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	403
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		$225	225
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		575	491
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	362
Westpac Banking Corp.,
2.67%, 11/15/35		$650	518
			2,476
Belgium (0.1%)
Anheuser-Busch InBev SA,
2.75%, 3/17/36	EUR	350	327

Brazil (0.1%)
JBS Finance Luxembourg Sarl,
2.50%, 1/15/27 (c)		$350	305

Canada (0.7%)
Enbridge, Inc.,
2.50%, 1/15/25		600	578
Province of Ontario Canada,
2.30%, 6/15/26		970	933
Province of Quebec Canada,
1.35%, 5/28/30		1,210	1,028
Rogers Communications, Inc.,
3.80%, 3/15/32 (c)		525	481
			3,020
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	331

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Baidu, Inc.,
2.88%, 7/6/22		200	200
			531
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		1,000	1,004

France (0.6%)
AXA SA,
3.25%, 5/28/49	EUR	500	484
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	399
BNP Paribas SA,
1.13%, 6/11/26		485	472
1.25%, 7/13/31		200	186
BPCE SA,
5.15%, 7/21/24 (c)		$925	926
Orange SA,
5.00%, 10/1/26 (e)	EUR	250	265
TotalEnergies SE,
2.71%, 5/5/23 (e)		100	102
			2,834
Germany (0.9%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$875	874
Daimler Finance North America LLC,
0.75%, 3/1/24 (c)		550	523
Deutsche Bank AG,
2.22%, 9/18/24		250	241
Series E
0.96%, 11/8/23		375	360
Deutsche Telekom International Finance BV,
4.38%, 6/21/28 (c)		625	624
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	810	774
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		500	488
			3,884
India (0.3%)
Indian Railway Finance Corp. Ltd.,
3.57%, 1/21/32 (c)		$200	171
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		1,050	1,019
			1,190
Ireland (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		425	371
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)		325	299
			670

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	400	423

Japan (0.2%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		$800	696

Korea, Republic of (0.4%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		810	796
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		510	512
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		730	657
			1,965
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	400	349
Logicor Financing Sarl,
1.50%, 7/13/26		300	283
			632
Mexico (0.1%)
Fomento Economico Mexicano SAB de CV,
0.50%, 5/28/28		500	445

Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (e)		425	443

Qatar (0.0%) (a)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)		$200	174

Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	403
5.18%, 11/19/25		$800	801
CaixaBank SA,
0.75%, 4/18/23	EUR	400	418
			1,622
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29		400	342

Switzerland (0.0%) (a)
Syngenta Finance NV,
4.44%, 4/24/23 (c)		$200	202

United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	200
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		650	528
			728

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

United Kingdom (1.2%)
BAT Capital Corp.,
3.56%, 8/15/27		675	618
BP Capital Markets PLC,
2.50%, 11/6/22		350	350
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	340
2.63%, 11/7/25		$525	501
4.25%, 3/14/24		700	697
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	330	337
2.25%, 10/16/24	GBP	400	468
Nationwide Building Society,
3.77%, 3/8/24 (c)		$300	299
4.36%, 8/1/24 (c)		200	200
Natwest Group PLC,
3.88%, 9/12/23		950	948
NGG Finance PLC,
5.63%, 6/18/73	GBP	350	404
Western Power Distribution West Midlands PLC,
5.75%, 4/16/32		200	274
			5,436
United States (4.5%)
Altria Group, Inc.,
2.45%, 2/4/32		$425	321
Amazon.com, Inc.,
2.70%, 6/3/60		250	170
American Express Co.,
2.55%, 3/4/27		300	280
American Tower Corp.,
2.40%, 3/15/25		250	237
Aon Corp.,
2.80%, 5/15/30		250	219
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	408
2.90%, 12/4/26	GBP	350	414
Bank of America Corp.,
2.69%, 4/22/32		$325	273
3.85%, 3/8/37		250	216
MTN
4.00%, 1/22/25		1,050	1,047
Boeing Co.,
5.15%, 5/1/30		525	504
Broadcom, Inc.,
3.42%, 4/15/33 (c)		500	414
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51		50	38
3.30%, 9/15/51		125	101
4.55%, 9/1/44		45	43
Capital One Financial Corp.,
3.30%, 10/30/24		425	415
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		100	89
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32		75	57
2.80%, 4/1/31		200	160
3.50%, 3/1/42		125	87
5.13%, 7/1/49		125	104

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	383
Cigna Corp.,
3.88%, 10/15/47		$200	165
Citigroup, Inc.,
2.52%, 11/3/32		725	589
3.06%, 1/25/33		150	127
4.91%, 5/24/33		125	124
Comcast Corp.,
1.95%, 1/15/31		675	562
CVS Health Corp.,
1.75%, 8/21/30		175	140
3.75%, 4/1/30		500	468
Deere & Co.,
3.10%, 4/15/30		450	421
Eli Lilly & Co.,
1.70%, 11/1/49	EUR	200	146
Emerson Electric Co.,
1.25%, 10/15/25		450	457
Energy Transfer LP,
2.90%, 5/15/25		$775	737
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	218
Fox Corp.,
4.71%, 1/25/29		775	761
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		950	823
Goldman Sachs Group, Inc.,
2.62%, 4/22/32		775	644
HCA, Inc.,
5.25%, 6/15/49		250	216
JPMorgan Chase & Co.,
1.95%, 2/4/32		1,000	800
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		550	475
Lowe’s Cos., Inc.,
1.30%, 4/15/28		425	359
1.70%, 10/15/30		475	381
Magallanes, Inc. Co.,
4.28%, 3/15/32 (c)		375	336
5.05%, 3/15/42 (c)		125	107
McDonald’s Corp.,
MTN
3.38%, 5/26/25		350	347
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		575	519
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		525	465
NVIDIA Corp.,
2.85%, 4/1/30		900	825
Occidental Petroleum Corp.,
3.20%, 8/15/26		40	36
5.55%, 3/15/26		350	348
Oracle Corp.,
2.50%, 4/1/25		150	143
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	428
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	286
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51		100	73

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Thermo Fisher Scientific, Inc.,
1.88%, 10/1/49		100	72
Upjohn Finance BV,
1.91%, 6/23/32		550	428
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	312
3.40%, 3/22/41		$375	306
Vontier Corp.,
2.40%, 4/1/28		250	211
Walt Disney Co.,
2.65%, 1/13/31		200	176
3.80%, 3/22/30		100	97
Wells Fargo & Co.,
MTN
2.88%, 10/30/30		375	330
			20,438
			49,787
Mortgages - Other (1.5%)
Germany (0.0%) (a)
Berg Finance,
1.05%, 4/22/33	EUR	166	171

Ireland (0.1%)
Glenbeigh 2 Issuer 2021-2 DAC,
0.58%, 6/24/50 (c)(d)		408	424

Netherlands (0.0%) (a)
E-MAC NL 2006-II BV,
0.76%, 1/25/39 (d)		155	151

United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
0.08%, 6/18/38 (d)		200	194
Landmark Mortgage Securities No. 3 PLC,
3.26%, 4/17/44 (d)	GBP	211	246
			440
United States (1.3%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$23	8
Bayview MSR Opportunity Master Fund Trust,
3.00%, 1/25/52 (c)(d)		685	611
ChaseFlex Trust,
6.00%, 2/25/37		20	10
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		264	253
3.50%, 5/25/45 – 7/25/46		92	90
4.00%, 5/25/45		5	5
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (c)(d)		540	463
GSR Mortgage Loan Trust,
5.75%, 1/25/37		7	5
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)(d)		479	411
JP Morgan Mortgage Trust,
3.00%, 4/25/52 – 9/25/52 (c)(d)		1,114	995
3.25%, 7/25/52 (c)(d)		669	591

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Lehman Mortgage Trust,
6.50%, 9/25/37		17	7
Life Mortgage Trust,
2.57%, 5/15/39 (c)(d)		500	489
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (c)(d)		546	468
PRMI Securitization Trust,
2.50%, 4/25/51 (c)(d)		627	539
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 – 10/25/58		281	266
4.00%, 10/25/58		29	29
Taubman Centers Commercial Mortgage Trust,
3.46%, 5/15/37 (c)(d)		500	488
			5,728
			6,914
Municipal Bond (0.1%)
United States (0.1%)
University of Michigan, MI,
Series A
4.45%, 4/1/22		400	367

Sovereign (27.2%)
Australia (0.9%)
Australia Government Bond,
0.25%, 11/21/25	AUD	3,450	2,156
1.25%, 5/21/32		1,310	725
2.50%, 5/21/30		390	249
2.75%, 11/21/29		1,110	727
3.25%, 4/21/25		240	166
			4,023
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (c)	EUR	360	332

Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		170	170
1.70%, 6/22/50 (c)		480	412
1.90%, 6/22/38 (c)		760	746
			1,328
Canada (1.2%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	2,490	1,672
2.00%, 12/1/51		100	60
2.25%, 6/1/29		5,220	3,830
			5,562
China (10.7%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	532
3.79%, 10/26/30		3,430	537
China Development Bank,
3.07%, 3/10/30		7,380	1,101
3.34%, 7/14/25		3,430	522
China Government Bond,

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

2.37%, 1/20/27		16,900	2,495
3.02%, 5/27/31		89,000	13,436
3.13%, 11/21/29		20,150	3,061
3.27%, 11/19/30		161,220	24,810
3.81%, 9/14/50		3,170	512
3.86%, 7/22/49		6,000	974
Export-Import Bank of China,
2.93%, 3/2/25		3,470	523
			48,503
Colombia (0.0%) (a)
Colombian TES Series B,
7.75%, 9/18/30	COP	618,000	121

Czech Republic (0.0%) (a)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	188

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	403

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (c)	EUR	370	352

France (1.8%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		500	475
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	400	449
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	6,580	6,116
2.00%, 5/25/48 (c)		860	827
SNCF Reseau,
1.88%, 3/30/34		400	398
			8,265
Germany (1.1%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 5/15/36		110	93
0.25%, 2/15/29		2,920	2,888
4.25%, 7/4/39		620	904
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,320	1,248
			5,133
Greece (2.5%)
Hellenic Republic Government Bond,
0.75%, 6/18/31 (c)		13,928	11,436

Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (c)		$250	247

Hungary (0.0%) (a)
Hungary Government Bond,
3.00%, 8/21/30	HUF	24,000	45

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	540	548
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	4,104,000	263
8.25%, 5/15/29		1,408,000	101
8.38%, 3/15/34		3,572,000	255
			1,167
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	410	378

Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
0.00%, 8/1/26		1,190	1,139
0.45%, 2/15/29		160	144
1.85%, 7/1/25 (c)		1,960	2,049
2.45%, 9/1/50 (c)		1,250	1,046
Republic of Italy Government International Bond,
0.88%, 5/6/24		$745	705
			5,083
Japan (3.5%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	605,000	4,474
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/29		322,000	2,375
Japan Government Thirty Year Bond,
0.30%, 6/20/46		207,000	1,284
0.40%, 9/20/49		131,000	792
0.60%, 6/20/50		30,300	192
1.70%, 6/20/33		447,800	3,766
Japan Government Twenty Year Bond,
0.40%, 6/20/41		415,000	2,809
			15,692
Korea, Republic of (0.4%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	577
2.38%, 6/25/24		510	501
Korea Development Bank,
0.80%, 7/19/26		590	531
Korea International Bond,
2.00%, 6/19/24		350	342
			1,951
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	2,330	516
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$875	868
			1,384
Mexico (0.2%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	279

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

8.50%, 5/31/29		5,900	285
Mexico Government International Bond,
4.50%, 4/22/29		$530	516
			1,080
Netherlands (0.3%)
Nederlandse Waterschapsbank NV,
1.00%, 5/28/30 (c)	EUR	376	317
Netherlands Government Bond,
0.00%, 7/15/30 (c)		970	900
2.75%, 1/15/47 (c)		90	110
			1,327
Nigeria (0.0%) (a)
Africa Finance Corp.,
4.38%, 4/17/26 (c)		$200	194

Norway (0.0%) (a)
Norway Government Bond,
2.13%, 5/18/32 (c)	NOK	790	74

Poland (0.1%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	1,300	217

Russia (0.0%) (a)
Russian Federal Bond - OFZ,
7.95%, 10/7/26 (f)(g)(h)	RUB	29,000	42

Spain (0.6%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	511
0.70%, 4/30/32 (c)		629	560
1.25%, 10/31/30 (c)		955	930
2.70%, 10/31/48 (c)		410	406
3.45%, 7/30/66 (c)		120	131
			2,538
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	2,430	224
1.00%, 11/12/26		1,440	136
			360
United Kingdom (1.3%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	2,020	2,135
0.63%, 10/22/50		680	506
1.63%, 10/22/28		880	1,050
3.50%, 1/22/45		840	1,168
4.25%, 9/7/39		620	923
			5,782
			123,207
Supranational (1.3%)
Asian Development Bank,
2.13%, 5/19/31	NZD	300	155

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

European Investment Bank,
0.20%, 7/15/24	EUR	970	998
Series EARN
0.00%, 1/14/31		925	820
International Bank for Reconstruction & Development,
SOFR + 0.43%, 1.65%, 8/19/27 (d)		$1,630	1,644
2.20%, 2/27/24	AUD	3,040	2,055
			5,672
U.S. Treasury Securities (7.0%)
United States (7.0%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$4,920	3,428
1.25%, 5/15/50		1,360	866
2.13%, 5/15/25		1,390	1,356
2.50%, 2/15/45		1,860	1,579
2.75%, 8/15/47		2,720	2,434
U.S. Treasury Inflation Indexed Bond,
0.13%, 1/15/32		14,847	14,106
U.S. Treasury Notes,
0.50%, 4/30/27		1,760	1,558
1.13%, 10/31/26		2,210	2,037
1.88%, 6/30/26		1,950	1,865
2.50%, 5/15/24		2,480	2,458
			31,687
Total Fixed Income Securities (Cost $270,983)			238,560

	Shares
Common Stocks (29.4%)
Australia (1.2%)
Ampol Ltd.	1,138	27
APA Group	5,703	44
Aristocrat Leisure Ltd.	2,986	71
ASX Ltd.	953	54
Aurizon Holdings Ltd.	8,662	23
Australia & New Zealand Banking Group Ltd.	14,482	221
BHP Group Ltd. (ASX)	14,638	419
BHP Group Ltd. (LSE)	9,980	278
BlueScope Steel Ltd.	2,491	27
Brambles Ltd.	7,112	53
Cochlear Ltd.	323	44
Coles Group Ltd.	6,576	81
Commonwealth Bank of Australia	8,773	548
Computershare Ltd.	2,647	45
CSL Ltd.	2,293	426
Dexus REIT	5,309	33
Domino’s Pizza Enterprises Ltd.	275	13
Endeavour Group Ltd. (Australia)	6,600	34
Evolution Mining Ltd.	8,315	14
Fortescue Metals Group Ltd.	8,422	101
Goodman Group REIT	8,207	101
GPT Group REIT	9,433	28
IDP Education Ltd.	960	16
Insurance Australia Group Ltd.	12,298	37
James Hardie Industries PLC CDI	2,198	48
Lendlease Corp Ltd. REIT	3,302	21
Lottery Corp. Ltd. (i)	10,966	34
Macquarie Group Ltd.	1,728	197

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Magellan Financial Group Ltd.	625	6
Medibank Pvt Ltd.	13,356	30
Mirvac Group REIT	19,495	27
National Australia Bank Ltd.	16,672	316
Newcrest Mining Ltd.	4,102	58
Northern Star Resources Ltd.	5,473	26
OneMarket Ltd. (i)	390	—
Orica Ltd.	1,943	21
Origin Energy Ltd.	8,625	34
Qantas Airways Ltd. (i)	4,295	13
QBE Insurance Group Ltd.	7,485	63
Ramsay Health Care Ltd.	901	46
REA Group Ltd.	250	19
Reece Ltd.	1,328	13
Rio Tinto Ltd.	1,831	131
Santos Ltd.	15,700	80
Scentre Group REIT	25,517	46
SEEK Ltd.	1,604	23
Sonic Healthcare Ltd.	2,277	52
South32 Ltd.	22,933	62
Stockland REIT	11,643	29
Suncorp Group Ltd.	6,339	48
Tabcorp Holdings Ltd.	10,490	8
Telstra Corp., Ltd.	20,478	54
Transurban Group (Units)	15,052	150
Treasury Wine Estates Ltd.	3,376	26
Vicinity Centres REIT	18,314	23
Washington H Soul Pattinson & Co. Ltd.	1,010	16
Wesfarmers Ltd.	5,563	161
Westpac Banking Corp.	18,240	246
WiseTech Global Ltd.	652	17
Woodside Energy Group Ltd.	7,652	168
Woodside Energy Group Ltd. (i)	1,725	37
Woolworths Group Ltd.	6,244	153
Xero Ltd. (i)	651	35
		5,275
Austria (0.1%)
Erste Group Bank AG	6,767	172
OMV AG	616	29
Raiffeisen Bank International AG	612	7
Verbund AG	290	28
voestalpine AG	479	10
		246
Belgium (0.2%)
Ageas SA NV	815	36
Anheuser-Busch InBev SA NV	3,612	194
Elia Group SA	148	21
Etablissements Franz Colruyt NV	259	7
Groupe Bruxelles Lambert SA	543	46
KBC Group NV	5,291	298
Proximus SADP	764	11
Sofina SA	74	15
Solvay SA	356	29
UCB SA	609	52
Umicore SA	949	33
		827

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Canada (1.9%)
Agnico Eagle Mines Ltd.	2,305	106
Air Canada (i)	833	10
Algonquin Power & Utilities Corp.	3,405	46
Alimentation Couche-Tard, Inc.	4,209	164
AltaGas Ltd.	1,397	29
Ballard Power Systems, Inc. (i)	1,244	8
Bank of Montreal	3,086	297
Bank of Nova Scotia	6,001	355
Barrick Gold Corp. (LSE)	7,208	127
Barrick Gold Corp. (NYSE)	1,893	35
Bausch Health Cos., Inc. (i)	1,535	13
BCE, Inc.	342	17
Blackberry Ltd. (i)	2,720	15
Brookfield Asset Management, Inc., Class A	6,782	302
Brookfield Renewable Corp., Class A	624	22
CAE, Inc. (i)	1,584	39
Cameco Corp.	1,984	42
Canadian Apartment Properties REIT	400	14
Canadian Imperial Bank of Commerce	4,170	202
Canadian National Railway Co.	3,555	400
Canadian Natural Resources Ltd.	5,907	317
Canadian Pacific Railway Ltd. (NYSE)	492	34
Canadian Pacific Railway Ltd. (TSX)	3,193	223
Canadian Tire Corp., Ltd., Class A	268	34
Canadian Utilities Ltd., Class A	607	18
Canopy Growth Corp. (i)	1,259	4
CCL Industries, Inc., Class B	706	33
Cenovus Energy, Inc.	6,431	122
CGI, Inc. (i)	1,111	88
Constellation Software, Inc.	93	138
Dollarama, Inc.	1,339	77
Emera, Inc.	1,191	56
Empire Co., Ltd., Class A	779	24
Enbridge, Inc.	9,974	421
Fairfax Financial Holdings Ltd.	121	64
First Quantum Minerals Ltd.	2,916	55
FirstService Corp.	184	22
Fortis, Inc.	2,171	103
Franco-Nevada Corp.	982	129
George Weston Ltd.	350	41
GFL Environmental, Inc.	832	21
Gildan Activewear, Inc.	1,029	30
Great-West Lifeco, Inc.	1,291	32
Hydro One Ltd.	1,617	43
IA Financial Corp., Inc.	500	25
IGM Financial, Inc.	398	11
Imperial Oil Ltd.	1,247	59
Intact Financial Corp.	914	129
Ivanhoe Mines Ltd., Class A (i)	3,145	18
Keyera Corp.	1,134	26
Kinross Gold Corp.	6,100	22
Lightspeed Commerce, Inc. (i)	531	12
Loblaw Cos., Ltd.	783	71
Lundin Mining Corp.	3,475	22
Magna International, Inc.	1,315	72
Manulife Financial Corp.	9,521	165
Metro, Inc.	1,232	66
National Bank of Canada	1,566	103
Northland Power, Inc.	1,149	34
Nutrien Ltd.	2,910	232

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Nuvei Corp. (i)	278	10
Onex Corp.	351	17
Open Text Corp.	1,260	48
Pan American Silver Corp.	1,088	21
Parkland Corp.	714	19
Pembina Pipeline Corp.	2,666	94
Power Corp. of Canada	2,883	74
Quebecor, Inc., Class B	897	19
Restaurant Brands International, Inc.	1,321	66
RioCan REIT	734	11
Ritchie Bros Auctioneers, Inc.	516	34
Rogers Communications, Inc., Class B	1,648	79
Royal Bank of Canada	6,987	677
Saputo, Inc.	1,248	27
Shaw Communications, Inc., Class B	2,195	65
Shopify, Inc., Class A (i)	5,460	171
Sun Life Financial, Inc.	2,917	134
Suncor Energy, Inc.	7,377	259
TC Energy Corp.	4,943	256
Teck Resources Ltd., Class B	2,317	71
TELUS Corp.	2,160	48
TFI International, Inc.	383	31
Thomson Reuters Corp.	802	84
TMX Group Ltd.	260	26
Toromont Industries Ltd.	381	31
Toronto-Dominion Bank	9,226	605
Tourmaline Oil Corp.	1,437	75
West Fraser Timber Co., Ltd.	447	34
Wheaton Precious Metals Corp.	2,181	79
WSP Global, Inc.	547	62
		8,666
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (i)	42,000	—

Denmark (0.4%)
Ambu AS Series B	814	8
AP Moller - Maersk AS Series A	16	37
AP Moller - Maersk AS Series B	28	66
Carlsberg AS Series B	480	61
Chr Hansen Holding AS	500	37
Coloplast AS Series B	573	66
Danske Bank AS	3,263	47
Demant AS (i)	533	20
DSV AS	971	137
Genmab AS (i)	328	106
GN Store Nord AS	588	21
Novo Nordisk AS Series B	8,011	888
Novozymes AS Series B	985	59
Orsted AS	914	96
Pandora AS	477	30
ROCKWOOL AS, Class B	41	9
Tryg AS	1,699	38
Vestas Wind Systems AS	4,893	104
		1,830
Finland (0.1%)
Elisa Oyj	669	38
Fortum Oyj	2,139	32
Kesko Oyj, Class B	1,304	31

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Kone Oyj, Class B	1,616	77
Neste Oyj	2,004	89
Nokia Oyj	25,554	118
Orion Oyj, Class B	498	22
Sampo Oyj, Class A	2,335	102
Stora Enso Oyj, Class R	2,760	44
UPM-Kymmene Oyj	2,543	78
Wartsila Oyj Abp	2,240	18
		649
France (1.9%)
Accor SA (i)	803	22
Aeroports de Paris (i)	141	18
Air Liquide SA	2,471	333
Airbus SE	2,776	271
Alstom SA	1,505	34
Amundi SA	289	16
ArcelorMittal SA	3,140	70
Arkema SA	290	26
AXA SA	9,159	209
BioMerieux	195	19
BNP Paribas SA	23,673	1,132
Bollore SA	4,247	20
Bouygues SA	1,076	33
Bureau Veritas SA	1,400	36
Capgemini SE	766	132
Carrefour SA	2,943	52
Cie de Saint-Gobain	2,422	105
Cie Generale des Etablissements Michelin SCA	3,180	87
Covivio REIT	249	14
Credit Agricole SA	26,602	245
Danone SA	3,095	173
Dassault Aviation SA	119	19
Dassault Systemes SE	3,212	119
Edenred	1,193	56
Eiffage SA	397	36
Electricite de France SA	2,279	19
Engie SA	8,763	101
EssilorLuxottica SA	1,363	207
Eurazeo SE	189	12
Euroapi SA (i)	231	4
Eurofins Scientific SE	632	50
Euronext NV	410	34
Faurecia SE (i)	549	11
Gecina SA REIT	217	20
Getlink SE	2,082	37
Hermes International	151	170
Ipsen SA	181	17
Kering SA	357	185
Klepierre SA REIT	961	19
L’Oreal SA	1,187	412
La Francaise des Jeux SAEM	452	16
Legrand SA	1,269	94
LVMH Moet Hennessy Louis Vuitton SE	1,327	813
Orange SA	9,449	111
Orpea SA	243	6
Pernod Ricard SA	992	183
Publicis Groupe SA	1,086	53
Remy Cointreau SA	107	19
Renault SA (i)	905	23

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Safran SA	1,634	163
Sanofi	5,323	537
Sartorius Stedim Biotech	135	43
Schneider Electric SE	2,580	307
SEB SA	130	12
Societe Generale SA	3,851	85
Sodexo SA	419	30
STMicroelectronics NV	3,231	102
Teleperformance	281	87
Thales SA	511	63
TotalEnergies SE	11,810	622
Ubisoft Entertainment SA (i)	450	20
Unibail-Rodamco-Westfield REIT (i)	590	30
Valeo SA	1,066	21
Veolia Environnement SA	3,121	76
Vinci SA	2,565	230
Vivendi SE	3,698	38
Wendel SE	129	11
Worldline SA (i)	1,149	43
		8,413
Germany (1.2%)
Adidas AG	911	162
Allianz SE (Registered)	1,949	374
Aroundtown SA	4,719	15
BASF SE	4,316	189
Bayer AG (Registered)	4,509	269
Bayerische Motoren Werke AG	1,571	122
Bayerische Motoren Werke AG (Preference)	273	20
Bechtle AG	398	16
Beiersdorf AG	474	49
Brenntag SE	735	48
Carl Zeiss Meditec AG	196	24
Commerzbank AG (i)	22,246	158
Continental AG	509	36
Covestro AG	897	31
Daimler Truck Holding AG (i)	2,164	57
Delivery Hero SE (i)	786	30
Deutsche Bank AG (Registered)	9,754	86
Deutsche Boerse AG	893	150
Deutsche Lufthansa AG (Registered) (i)	2,823	17
Deutsche Post AG (Registered)	4,677	177
Deutsche Telekom AG (Registered)	15,749	313
E.ON SE	10,560	89
Evonik Industries AG	989	21
Fresenius Medical Care AG & Co., KGaA	980	49
Fresenius SE & Co., KGaA	1,991	61
Fuchs Petrolub SE (Preference)	327	9
GEA Group AG	723	25
Hannover Rueck SE (Registered)	284	41
HeidelbergCement AG	700	34
HelloFresh SE (i)	808	26
Henkel AG & Co., KGaA	488	30
Henkel AG & Co., KGaA (Preference)	838	52
Infineon Technologies AG	6,211	151
KION Group AG	344	14
Knorr-Bremse AG	346	20
Lanxess AG	389	14
LEG Immobilien SE	344	29
Mercedes-Benz Group AG (Registered)	4,678	272

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Merck KGaA	611	104
MTU Aero Engines AG	254	47
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	657	155
Nemetschek SE	282	17
Porsche Automobil Holding SE (Preference)	713	47
QIAGEN NV (i)	1,087	51
Rational AG	24	14
RWE AG	3,045	113
SAP SE	4,929	449
Sartorius AG (Preference)	127	45
Scout24 SE	405	21
Siemens AG (Registered)	3,620	372
Siemens Energy AG (i)	1,907	28
Siemens Healthineers AG	1,341	68
Symrise AG	604	66
Telefonica Deutschland Holding AG	4,950	14
Uniper SE	432	6
United Internet AG (Registered)	469	13
Volkswagen AG	155	28
Volkswagen AG (Preference)	872	117
Vonovia SE	3,489	108
Zalando SE (i)	1,096	29
		5,225
Hong Kong (0.5%)
AIA Group Ltd.	59,534	650
BOC Hong Kong Holdings Ltd.	17,937	71
Budweiser Brewing Co., APAC Ltd.	8,360	25
Chow Tai Fook Jewellery Group Ltd.	9,999	19
CK Asset Holdings Ltd.	9,865	70
CK Hutchison Holdings Ltd.	13,255	90
CK Infrastructure Holdings Ltd.	3,080	19
CLP Holdings Ltd.	7,661	64
ESR Group Ltd. (i)	9,828	27
Futu Holdings Ltd. ADR (i)	246	13
Galaxy Entertainment Group Ltd.	10,518	63
Hang Lung Properties Ltd.	9,549	18
Hang Seng Bank Ltd.	3,679	65
Henderson Land Development Co., Ltd.	6,907	26
HK Electric Investments & HK Electric Investments Ltd.	11,892	11
HKT Trust & HKT Ltd.	16,892	23
Hong Kong & China Gas Co., Ltd.	54,632	59
Hong Kong Exchanges & Clearing Ltd.	5,889	291
Hongkong Land Holdings Ltd.	5,734	29
Jardine Matheson Holdings Ltd.	1,009	53
Link REIT	10,620	87
Melco Resorts & Entertainment Ltd. ADR (i)	1,030	6
MTR Corp., Ltd.	7,256	38
New World Development Co. Ltd.	7,206	26
Power Assets Holdings Ltd.	6,456	41
Sands China Ltd. (i)	12,218	29
Sino Land Co., Ltd.	16,038	24
SITC International Holdings Co. Ltd.	6,324	18
Sun Hung Kai Properties Ltd.	6,132	72
Swire Pacific Ltd., Class A	2,368	14
Swire Properties Ltd.	5,359	13
Techtronic Industries Co., Ltd.	6,598	69
WH Group Ltd.	41,437	32
Wharf Real Estate Investment Co., Ltd.	7,913	38

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Xinyi Glass Holdings Ltd.	8,841	21
		2,214
Ireland (0.1%)
CRH PLC	3,698	128
Flutter Entertainment PLC (i)	793	80
Kerry Group PLC, Class A	746	71
Kingspan Group PLC	745	45
Smurfit Kappa Group PLC	1,172	40
		364
Israel (0.1%)
Azrieli Group Ltd.	206	14
Bank Hapoalim BM	5,552	47
Bank Leumi Le-Israel BM	7,101	63
Check Point Software Technologies Ltd. (i)	520	63
CyberArk Software Ltd. (i)	194	25
Elbit Systems Ltd.	130	30
Fiverr International Ltd. (i)	143	5
ICL Group Ltd.	3,452	32
Inmode Ltd. (i)	243	5
Israel Discount Bank Ltd., Class A	5,689	30
Kornit Digital Ltd. (i)	226	7
Mizrahi Tefahot Bank Ltd.	687	23
Nice Ltd. (i)	309	60
Teva Pharmaceutical Industries Ltd. ADR (i)	5,392	41
Wix.com Ltd. (i)	274	18
		463
Italy (0.5%)
Amplifon SpA	585	18
Assicurazioni Generali SpA	5,204	83
Atlantia SpA	2,334	55
CNH Industrial NV	4,836	56
Davide Campari-Milano NV	2,455	26
DiaSorin SpA	119	16
Enel SpA	38,279	210
Eni SpA	11,805	140
EXOR NV	513	32
Ferrari NV	601	111
FinecoBank Banca Fineco SpA	2,904	35
Infrastrutture Wireless Italiane SpA	1,564	16
Intesa Sanpaolo SpA	363,923	681
Iveco Group NV (i)	967	5
Mediobanca Banca di Credito Finanziario SpA	13,442	116
Moncler SpA	975	42
Nexi SpA (i)	2,238	19
Poste Italiane SpA	2,448	23
Prysmian SpA	1,192	33
Recordati Industria Chimica e Farmaceutica SpA	494	21
Snam SpA	9,505	50
Stellantis NV	9,464	117
Telecom Italia SpA (Milano) (i)	46,492	12
Tenaris SA	2,205	28
Terna - Rete Elettrica Nazionale	6,595	52
UniCredit SpA	9,932	95
		2,092

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Netherlands (0.8%)
ABN Amro Bank NV CVA	8,903	100
Adyen NV (i)	96	139
Aegon NV	8,444	36
Akzo Nobel NV	886	58
ASM International NV	225	56
ASML Holding NV	1,977	934
Basic-Fit NV (i)	3,193	120
Coca-Cola Europacific Partners PLC	973	50
Heineken Holding NV	546	40
Heineken NV	1,225	112
IMCD NV	280	38
ING Groep NV	86,217	849
InPost SA (i)	946	6
JDE Peet’s NV	470	13
Just Eat Takeaway.com NV (i)	867	14
Koninklijke Ahold Delhaize NV	4,935	128
Koninklijke DSM NV	831	119
Koninklijke KPN NV	15,901	57
Koninklijke Philips NV	4,388	94
NN Group NV	1,273	58
Prosus NV	4,488	291
Randstad NV	567	27
Universal Music Group NV	3,434	69
Wolters Kluwer NV	1,274	123
		3,531
New Zealand (0.0%) (a)
Auckland International Airport Ltd. (i)	5,910	27
Fisher & Paykel Healthcare Corp., Ltd.	2,672	33
Mercury NZ Ltd.	3,150	11
Meridian Energy Ltd.	6,057	18
Ryman Healthcare Ltd.	1,952	11
Spark New Zealand Ltd.	8,452	25
		125
Norway (0.1%)
Adevinta ASA (i)	1,387	10
Aker BP ASA	1,521	41
DNB Bank ASA	4,952	90
Equinor ASA	5,268	183
Gjensidige Forsikring ASA	1,065	22
Mowi ASA	2,353	54
Norsk Hydro ASA	7,158	40
Orkla ASA	4,003	32
Schibsted ASA, Class A	399	7
Schibsted ASA, Class B	536	9
Telenor ASA	3,756	50
Yara International ASA	877	37
		575
Portugal (0.0%) (a)
EDP - Energias de Portugal SA	13,633	64
EDP Renovaveis SA	1,422	34
Galp Energia SGPS SA	2,436	28
Jeronimo Martins SGPS SA	1,374	30
		156

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Singapore (0.2%)
Ascendas REIT	17,500	36
CapitaLand Integrated Commercial Trust REIT	25,302	40
Capitaland Investment Ltd.	13,500	37
CDL Hospitality Trusts REIT	318	—	@
City Developments Ltd.	2,100	12
DBS Group Holdings Ltd.	9,400	201
Genting Singapore Ltd.	31,100	16
Keppel Corp., Ltd.	7,600	36
Mapletree Commercial Trust REIT	12,000	16
Mapletree Logistics Trust REIT	16,000	19
Oversea-Chinese Banking Corp., Ltd.	17,600	144
Sea Ltd. ADR (i)	700	47
Singapore Airlines Ltd. (i)	7,200	26
Singapore Exchange Ltd.	4,100	28
Singapore Technologies Engineering Ltd.	8,000	24
Singapore Telecommunications Ltd.	42,900	78
United Overseas Bank Ltd.	6,000	113
UOL Group Ltd.	2,400	13
Venture Corp. Ltd.	1,500	18
Wilmar International Ltd.	9,900	29
		933
Spain (0.7%)
ACS Actividades de Construccion y Servicios SA	1,152	28
Aena SME SA (i)	355	45
Amadeus IT Group SA (i)	2,132	119
Banco Bilbao Vizcaya Argentaria SA	147,593	670
Banco Santander SA	375,672	1,063
CaixaBank SA	96,130	337
Cellnex Telecom SA	2,413	94
Enagas SA	1,173	26
Endesa SA	1,508	28
Ferrovial SA	2,307	59
Grifols SA	1,414	27
Iberdrola SA	27,446	286
Industria de Diseno Textil SA	5,102	116
Naturgy Energy Group SA	922	27
Red Electrica Corp., SA	2,040	38
Repsol SA	6,827	101
Siemens Gamesa Renewable Energy SA (i)	1,140	21
Telefonica SA	24,818	127
Telepizza Group SA (i)	156	1
		3,213
Sweden (0.5%)
Alfa Laval AB	1,576	38
Assa Abloy AB, Class B	4,998	107
Atlas Copco AB, Class A	14,278	134
Atlas Copco AB, Class B	7,843	66
Boliden AB	1,372	44
Electrolux AB	1,100	15
Embracer Group AB (i)	2,381	18
Epiroc AB, Class A	3,353	52
Epiroc AB, Class B	1,970	27
EQT AB	1,518	31
Essity AB, Class B	3,005	79
Evolution AB	869	79
Fastighets AB Balder (i)	3,385	16
Getinge AB, Class B	1,167	27

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Hennes & Mauritz AB, Class B	3,634	44
Hexagon AB, Class B	10,134	106
Husqvarna AB, Class B	2,069	15
Industrivarden AB, Class A	647	15
Industrivarden AB, Class C	772	17
Investment AB Latour, Class B	735	15
Investor AB, Class A	2,513	45
Investor AB, Class B	9,165	151
Kinnevik AB, Class B (i)	1,187	19
L E Lundbergforetagen AB, Class B	372	15
Lifco AB, Class B	1,152	19
Nibe Industrier AB, Class B	7,246	55
Nordea Bank Abp	16,207	143
Sagax AB	817	15
Sandvik AB	5,670	92
Securitas AB, Class B	1,533	13
Sinch AB (i)	2,656	9
Skandinaviska Enskilda Banken AB, Class A	8,119	80
Skanska AB, Class B	1,719	26
SKF AB, Class B	1,922	28
Svenska Cellulosa AB SCA, Class B	3,028	45
Svenska Handelsbanken AB, Class A	7,325	63
Swedbank AB, Class A	4,537	57
Swedish Match AB	7,407	76
Tele2 AB, Class B	2,508	29
Telefonaktiebolaget LM Ericsson, Class B	14,580	109
Telia Co., AB	13,256	51
Volvo AB, Class A	992	16
Volvo AB, Class B	7,233	113
		2,249
Switzerland (1.5%)
ABB Ltd. (Registered)	7,897	212
Adecco Group AG (Registered)	736	25
Alcon, Inc.	2,442	171
Bachem Holding AG	140	10
Baloise Holding AG (Registered)	220	36
Barry Callebaut AG (Registered)	18	40
Chocoladefabriken Lindt & Sprungli AG (Registered)	1	105
Chocoladefabriken Lindt & Sprungli AG	5	51
Cie Financiere Richemont SA (Registered)	2,507	270
Clariant AG (Registered)	1,015	19
Credit Suisse Group AG (Registered)	12,724	73
EMS-Chemie Holding AG (Registered)	34	25
Geberit AG (Registered)	172	83
Givaudan SA (Registered)	44	155
Holcim AG (Registered)	2,489	107
Julius Baer Group Ltd.	1,056	49
Kuehne & Nagel International AG (Registered)	261	62
Logitech International SA (Registered)	843	44
Lonza Group AG (Registered)	361	193
Nestle SA (Registered)	13,447	1,572
Novartis AG (Registered)	10,528	893
Partners Group Holding AG	111	100
Roche Holding AG	154	60
Roche Holding AG (Genusschein)	3,341	1,117
Schindler Holding AG	197	36
Schindler Holding AG (Registered)	96	17
SGS SA (Registered)	28	64
Sika AG (Registered)	674	156

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Sonova Holding AG (Registered)	264	84
Straumann Holding AG (Registered)	497	60
Swatch Group AG	137	32
Swatch Group AG (Registered)	260	12
Swiss Life Holding AG (Registered)	150	73
Swiss Prime Site AG (Registered)	364	32
Swiss Re AG	1,440	112
Swisscom AG (Registered)	123	68
Temenos AG (Registered)	320	27
UBS Group AG (Registered)	16,903	273
VAT Group AG	132	31
Vifor Pharma AG	239	43
Zurich Insurance Group AG	716	312
		6,904
United Kingdom (2.3%)
3i Group PLC	4,753	64
Aberdeen PLC	10,491	20
Admiral Group PLC	946	26
Anglo American PLC	6,330	226
Antofagasta PLC	1,957	28
Ashtead Group PLC	2,194	92
Associated British Foods PLC	1,738	34
AstraZeneca PLC	7,603	1,003
Auto Trader Group PLC	4,725	32
AVEVA Group PLC	578	16
Aviva PLC	14,367	70
BAE Systems PLC	15,528	157
Barclays PLC	81,153	152
Barratt Developments PLC	5,029	28
Berkeley Group Holdings PLC	536	24
BP PLC	96,468	453
British American Tobacco PLC	10,302	442
British Land Co., PLC REIT	4,240	23
BT Group PLC	42,314	96
Bunzl PLC	1,640	54
Burberry Group PLC	1,987	40
Coca-Cola HBC AG	970	22
Compass Group PLC	8,758	180
Croda International PLC	675	53
DCC PLC	483	30
Diageo PLC	11,280	487
Entain PLC (i)	2,905	44
Evraz PLC	2,495	—
Experian PLC	4,514	133
Ferguson PLC	1,079	121
G4S PLC	6,437	19
GlaxoSmithKline PLC	24,303	524
Glencore PLC	48,028	260
Halma PLC	1,853	46
Hargreaves Lansdown PLC	1,724	17
Hikma Pharmaceuticals PLC	845	17
HSBC Holdings PLC	98,705	645
Imperial Brands PLC	4,559	102
Informa PLC (i)	7,327	47
InterContinental Hotels Group PLC	892	47
Intertek Group PLC	791	41
Intu Properties PLC REIT (i)	5,299	—	@
J Sainsbury PLC	8,499	21
JD Sports Fashion PLC	12,721	18

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Johnson Matthey PLC	936	22
Kingfisher PLC	10,581	32
Land Securities Group PLC REIT	3,444	28
Legal & General Group PLC	28,956	85
Lloyds Banking Group PLC	343,268	177
London Stock Exchange Group PLC	1,578	147
M&G PLC	12,745	30
Melrose Industries PLC	21,876	40
Mondi PLC	2,388	42
National Grid PLC	17,523	225
Natwest Group PLC	28,106	75
Next PLC	659	47
Ocado Group PLC (i)	2,370	23
Paragon Offshore PLC (f)(i)	303	—
Pearson PLC	3,711	34
Persimmon PLC	1,573	36
Phoenix Group Holdings PLC	3,108	22
Prudential PLC	12,602	157
Reckitt Benckiser Group PLC	3,450	260
RELX PLC (LSE)	9,438	256
Rentokil Initial PLC	9,159	53
Rio Tinto PLC	5,407	323
Rolls-Royce Holdings PLC (i)	40,896	42
Sage Group PLC	5,147	40
Schroders PLC	599	20
Segro PLC REIT	5,885	70
Severn Trent PLC	1,234	41
Shell PLC	35,343	920
Smith & Nephew PLC	4,298	60
Smiths Group PLC	1,949	33
Spirax-Sarco Engineering PLC	364	44
SSE PLC	5,083	100
St. James’s Place PLC	2,646	36
Standard Chartered PLC	12,743	96
Taylor Wimpey PLC	18,014	26
Tesco PLC	37,224	116
Unilever PLC CVA	12,726	580
United Utilities Group PLC	3,363	42
Vodafone Group PLC	133,735	208
Whitbread PLC	1,005	30
WPP PLC	5,822	59
		10,631
United States (15.1%)
10X Genomics, Inc., Class A (i)	147	7
3M Co.	1,084	140
Abbott Laboratories	3,307	359
AbbVie, Inc.	3,274	501
ABIOMED, Inc. (i)	86	21
Accenture PLC, Class A	1,171	325
Activision Blizzard, Inc.	1,495	116
Adobe, Inc. (i)	868	318
Advance Auto Parts, Inc.	116	20
Advanced Micro Devices, Inc. (i)	3,091	236
AES Corp.	1,260	26
Affirm Holdings, Inc. (i)	171	3
Aflac, Inc.	1,191	66
Agilent Technologies, Inc.	566	67
AGNC Investment Corp. REIT	997	11
Air Products & Chemicals, Inc.	415	100

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Airbnb, Inc., Class A (i)	451	40
Akamai Technologies, Inc. (i)	303	28
Albemarle Corp.	217	45
Alexandria Real Estate Equities, Inc. REIT	271	39
Align Technology, Inc. (i)	143	34
Alleghany Corp. (i)	26	22
Allegion PLC	167	16
Alliant Energy Corp.	465	27
Allstate Corp.	553	70
Ally Financial, Inc.	677	23
Alnylam Pharmaceuticals, Inc. (i)	218	32
Alphabet, Inc., Class A (i)	566	1,233
Alphabet, Inc., Class C (i)	541	1,183
Altice USA, Inc., Class A (i)	1,264	12
Altria Group, Inc.	3,413	143
Amazon.com, Inc. (i)	17,380	1,846
AMC Entertainment Holdings, Inc., Class A (i)	1,065	14
Amcor PLC	2,894	36
AMERCO	19	9
Ameren Corp.	479	43
American Electric Power Co., Inc.	934	90
American Express Co.	1,278	177
American Financial Group, Inc.	135	19
American International Group, Inc.	1,615	83
American Tower Corp. REIT	847	216
American Water Works Co., Inc.	339	50
Ameriprise Financial, Inc.	215	51
AmerisourceBergen Corp.	291	41
AMETEK, Inc.	430	47
Amgen, Inc.	1,076	262
Amphenol Corp., Class A	1,109	71
Analog Devices, Inc.	1,016	148
Annaly Capital Management, Inc. REIT	2,737	16
ANSYS, Inc. (i)	163	39
AO Smith Corp.	249	14
Aon PLC, Class A	427	115
Apollo Global Management, Inc.	624	30
Apple, Inc.	30,712	4,199
Applied Materials, Inc.	1,705	155
Aptiv PLC (i)	506	45
Aramark	437	13
Arch Capital Group Ltd. (i)	743	34
Archer-Daniels-Midland Co.	1,048	81
Arista Networks, Inc. (i)	428	40
Arrow Electronics, Inc. (i)	135	15
Arthur J Gallagher & Co.	385	63
Asana, Inc., Class A (i)	135	2
Assurant, Inc.	112	19
AT&T, Inc.	13,428	281
Atmos Energy Corp.	245	27
Autodesk, Inc. (i)	410	70
Automatic Data Processing, Inc.	789	166
AutoZone, Inc. (i)	40	86
Avalara, Inc. (i)	167	12
AvalonBay Communities, Inc. REIT	261	51
Avantor, Inc. (i)	993	31
Avery Dennison Corp.	155	25
Baker Hughes Co.	1,539	44
Ball Corp.	610	42
Bank of America Corp.	14,278	444
Bank of New York Mellon Corp.	1,542	64

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Bath & Body Works, Inc.	493	13
Baxter International, Inc.	939	60
Becton Dickinson & Co.	541	133
Bentley Systems, Inc., Class B	325	11
Berkshire Hathaway, Inc., Class B (i)	2,471	675
Best Buy Co., Inc.	428	28
Bill.Com Holdings, Inc. (i)	140	15
Bio-Rad Laboratories, Inc., Class A (i)	42	21
Bio-Techne Corp.	73	25
Biogen, Inc. (i)	281	57
BioMarin Pharmaceutical, Inc. (i)	349	29
Black Knight, Inc. (i)	292	19
BlackRock, Inc.	284	173
Blackstone Group, Inc.	1,292	118
Block, Inc. (i)	390	24
Block, Inc., Class A (i)	768	47
Boeing Co. (i)	1,064	145
Booking Holdings, Inc. (i)	78	136
Booz Allen Hamilton Holding Corp.	254	23
BorgWarner, Inc.	452	15
Boston Properties, Inc. REIT	284	25
Boston Scientific Corp. (i)	2,692	100
Bristol-Myers Squibb Co.	4,213	324
Broadcom, Inc.	714	347
Broadridge Financial Solutions, Inc.	216	31
Brown & Brown, Inc.	451	26
Brown-Forman Corp., Class B	578	41
Bunge Ltd.	263	24
Burlington Stores, Inc. (i)	126	17
Cable One, Inc.	10	13
Cadence Design Systems, Inc. (i)	510	77
Caesars Entertainment, Inc. (i)	404	15
Camden Property Trust REIT	188	25
Campbell Soup Co.	363	17
Capital One Financial Corp.	836	87
Cardinal Health, Inc.	548	29
Carlyle Group, Inc.	299	9
CarMax, Inc. (i)	302	27
Carnival Corp. (i)	1,570	14
Carrier Global Corp.	1,566	56
Carvana Co. (i)	143	3
Catalent, Inc. (i)	324	35
Caterpillar, Inc.	1,033	185
Cboe Global Markets, Inc.	197	22
CBRE Group, Inc., Class A (i)	629	46
CDW Corp.	259	41
Celanese Corp.	207	24
Centene Corp. (i)	1,047	89
CenterPoint Energy, Inc.	1,103	33
Ceridian HCM Holding, Inc. (i)	257	12
CF Industries Holdings, Inc.	391	34
CH Robinson Worldwide, Inc.	241	24
Charles River Laboratories International, Inc. (i)	94	20
Charles Schwab Corp.	2,736	173
Charter Communications, Inc., Class A (i)	242	113
Cheniere Energy, Inc.	452	60
Chevron Corp.	3,652	529
Chewy, Inc., Class A (i)	183	6
Chipotle Mexican Grill, Inc. (i)	53	69
Chubb Ltd.	819	161
Church & Dwight Co., Inc.	461	43

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Cigna Corp.	633	167
Cincinnati Financial Corp.	284	34
Cintas Corp.	172	64
Cisco Systems, Inc.	7,732	330
Citigroup, Inc.	3,917	180
Citizens Financial Group, Inc.	806	29
Citrix Systems, Inc.	233	23
Clarivate PLC (i)	662	9
Clorox Co.	229	32
Cloudflare, Inc., Class A (i)	456	20
CME Group, Inc.	676	138
CMS Energy Corp.	539	36
Coca-Cola Co.	7,570	476
Cognex Corp.	331	14
Cognizant Technology Solutions Corp., Class A	976	66
Coinbase Global, Inc., Class A (i)	74	3
Colgate-Palmolive Co.	1,481	119
Comcast Corp., Class A	8,545	335
Conagra Brands, Inc.	898	31
ConocoPhillips	27,498	2,470
Consolidated Edison, Inc.	657	62
Constellation Brands, Inc., Class A	314	73
Constellation Energy Corp.	603	35
Cooper Cos., Inc.	93	29
Copart, Inc. (i)	401	44
Corning, Inc.	1,522	48
Corteva, Inc.	1,384	75
CoStar Group, Inc. (i)	749	45
Costco Wholesale Corp.	784	376
Coterra Energy, Inc.	16,794	433
Coupa Software, Inc. (i)	143	8
Crowdstrike Holdings, Inc., Class A (i)	360	61
Crown Castle International Corp. REIT	800	135
Crown Holdings, Inc.	238	22
CSX Corp.	4,227	123
Cummins, Inc.	272	53
CVS Health Corp.	2,449	227
Danaher Corp.	1,203	305
Darden Restaurants, Inc.	244	28
Datadog, Inc., Class A (i)	358	34
DaVita, Inc. (i)	127	10
Deere & Co.	556	167
Dell Technologies, Inc., Class C	521	24
Delta Air Lines, Inc. (i)	305	9
Dentsply Sirona, Inc.	409	15
Devon Energy Corp.	13,507	744
Dexcom, Inc. (i)	724	54
Diamondback Energy, Inc.	3,686	447
Digital Realty Trust, Inc. REIT	527	68
Discover Financial Services	557	53
DISH Network Corp., Class A (i)	463	8
DocuSign, Inc. (i)	376	22
Dollar General Corp.	438	107
Dollar Tree, Inc. (i)	414	65
Dominion Energy, Inc.	1,515	121
Domino’s Pizza, Inc.	69	27
DoorDash, Inc., Class A (i)	205	13
Dover Corp.	271	33
Dow, Inc.	1,395	72
DR Horton, Inc.	631	42
DraftKings, Inc., Class A (i)	766	9

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Dropbox, Inc., Class A (i)	593	12
DTE Energy Co.	361	46
Duke Energy Corp.	1,427	153
Duke Realty Corp. REIT	708	39
DuPont de Nemours, Inc.	971	54
Dynatrace, Inc. (i)	349	14
Eastman Chemical Co.	253	23
Eaton Corp., PLC	740	93
eBay, Inc.	1,221	51
Ecolab, Inc.	480	74
Edison International	706	45
Edwards Lifesciences Corp. (i)	1,163	111
Elanco Animal Health, Inc. (i)	807	16
Electronic Arts, Inc.	532	65
Elevance Health, Inc.	456	220
Eli Lilly & Co.	1,519	493
Embecta Corp. (i)	108	3
Emerson Electric Co.	1,120	89
Enphase Energy, Inc. (i)	240	47
Entegris, Inc.	255	23
Entergy Corp.	373	42
EOG Resources, Inc.	1,109	122
EPAM Systems, Inc. (i)	106	31
Equifax, Inc.	227	41
Equinix, Inc. REIT	168	110
Equitable Holdings, Inc.	700	18
Equity Lifestyle Properties, Inc. REIT	327	23
Equity Residential REIT	667	48
Erie Indemnity Co., Class A	47	9
Essential Utilities, Inc.	436	20
Essex Property Trust, Inc. REIT	122	32
Estee Lauder Cos., Inc., Class A	430	110
Etsy, Inc. (i)	247	18
Everest Re Group Ltd.	75	21
Evergy, Inc.	428	28
Eversource Energy	644	54
Exact Sciences Corp. (i)	324	13
Exelon Corp.	1,811	82
Expedia Group, Inc. (i)	277	26
Expeditors International of Washington, Inc.	314	31
Extra Space Storage, Inc. REIT	249	42
Exxon Mobil Corp.	7,969	682
F5 Networks, Inc. (i)	112	17
Factset Research Systems, Inc.	71	27
Fair Isaac Corp. (i)	53	21
Fastenal Co.	1,065	53
FedEx Corp.	474	107
Fidelity National Financial, Inc.	510	19
Fidelity National Information Services, Inc.	1,162	107
Fifth Third Bancorp	1,305	44
First Republic Bank	333	48
FirstEnergy Corp.	1,012	39
Fiserv, Inc. (i)	1,121	100
FleetCor Technologies, Inc. (i)	148	31
FMC Corp.	241	26
Ford Motor Co.	7,076	79
Fortinet, Inc. (i)	1,250	71
Fortive Corp.	639	35
Fortune Brands Home & Security, Inc.	259	16
Fox Corp., Class A	607	20
Fox Corp., Class B	284	8

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Franklin Resources, Inc.	561	13
Freeport-McMoRan, Inc.	2,779	81
Garmin Ltd.	286	28
Gartner, Inc. (i)	154	37
Generac Holdings, Inc. (i)	119	25
General Dynamics Corp.	443	98
General Electric Co.	2,081	132
General Mills, Inc.	1,129	85
General Motors Co. (i)	2,373	75
Genuine Parts Co.	268	36
Gilead Sciences, Inc.	2,360	146
Global Payments, Inc.	558	62
Globe Life, Inc.	182	18
GoDaddy, Inc., Class A (i)	316	22
Goldman Sachs Group, Inc.	643	191
Guidewire Software, Inc. (i)	149	11
Halliburton Co.	1,674	52
Hartford Financial Services Group, Inc.	652	43
Hasbro, Inc.	244	20
HCA Healthcare, Inc.	480	81
Healthpeak Properties, Inc. REIT	1,016	26
HEICO Corp.	81	11
HEICO Corp., Class A	136	14
Henry Schein, Inc. (i)	265	20
Hershey Co.	270	58
Hess Corp.	526	56
Hewlett Packard Enterprise Co.	2,481	33
Hilton Worldwide Holdings, Inc.	522	58
Hologic, Inc. (i)	479	33
Home Depot, Inc.	1,974	541
Honeywell International, Inc.	1,277	222
Horizon Therapeutics PLC (i)	404	32
Hormel Foods Corp.	548	26
Host Hotels & Resorts, Inc. REIT	1,359	21
Howmet Aerospace, Inc.	723	23
HP, Inc.	2,247	74
HubSpot, Inc. (i)	85	26
Humana, Inc.	240	112
Huntington Bancshares, Inc.	2,802	34
Huntington Ingalls Industries, Inc.	76	17
IAC/InterActiveCorp (i)	150	11
IDEX Corp.	142	26
IDEXX Laboratories, Inc. (i)	159	56
Illinois Tool Works, Inc.	588	107
Illumina, Inc. (i)	274	51
Incyte Corp. (i)	361	27
Ingersoll Rand, Inc.	764	32
Insulet Corp. (i)	132	29
Intel Corp.	7,631	285
Intercontinental Exchange, Inc.	1,052	99
International Business Machines Corp.	1,682	237
International Flavors & Fragrances, Inc.	469	56
International Paper Co.	702	29
Interpublic Group of Cos., Inc.	731	20
Intuit, Inc.	508	196
Intuitive Surgical, Inc. (i)	666	134
Invesco Ltd.	653	11
Invitation Homes, Inc. REIT	1,079	38
IPG Photonics Corp. (i)	71	7
IQVIA Holdings, Inc. (i)	361	78
Iron Mountain, Inc. REIT	535	26

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Jack Henry & Associates, Inc.	138	25
Jackson Financial, Inc., Class A	324	9
Jacobs Engineering Group, Inc.	242	31
Jazz Pharmaceuticals PLC (i)	115	18
JB Hunt Transport Services, Inc.	157	25
JM Smucker Co.	200	26
Johnson & Johnson	4,962	881
Johnson Controls International PLC	1,337	64
JPMorgan Chase & Co.	5,623	633
Juniper Networks, Inc.	593	17
Kellogg Co.	478	34
Keurig Dr Pepper, Inc.	1,313	46
KeyCorp	1,801	31
Keysight Technologies, Inc. (i)	346	48
Kimberly-Clark Corp.	629	85
Kinder Morgan, Inc.	3,848	64
KKR & Co., Inc.	989	46
KLA Corp.	289	92
Knight-Swift Transportation Holdings, Inc.	291	13
Kraft Heinz Co.	1,253	48
Kroger Co.	1,310	62
L3Harris Technologies, Inc.	379	92
Laboratory Corp. of America Holdings	175	41
Lam Research Corp.	265	113
Las Vegas Sands Corp. (i)	653	22
Lear Corp.	112	14
Leidos Holdings, Inc.	253	25
Lennar Corp., Class A	518	37
Lennox International, Inc.	63	13
Liberty Broadband Corp., Class A (i)	48	5
Liberty Broadband Corp., Class C (i)	273	32
Liberty Global PLC, Class A (i)	293	6
Liberty Global PLC Series C (i)	641	14
Liberty Media Corp-Liberty SiriusXM, Class A (i)	155	6
Liberty Media Corp-Liberty SiriusXM, Class C (i)	318	11
Liberty Media Corp.-Liberty Formula One, Class C (i)	364	23
Lincoln National Corp.	339	16
Linde PLC	964	277
Live Nation Entertainment, Inc. (i)	306	25
LKQ Corp.	521	26
Lockheed Martin Corp.	466	200
Loews Corp.	410	24
Lowe’s Cos., Inc.	1,294	226
Lucid Group, Inc. (i)	737	13
Lululemon Athletica, Inc. (i)	226	62
Lumen Technologies, Inc.	1,769	19
Lyft, Inc., Class A (i)	507	7
LyondellBasell Industries NV, Class A	502	44
M&T Bank Corp.	295	47
Marathon Oil Corp.	14,617	329
Marathon Petroleum Corp.	1,203	99
Markel Corp. (i)	25	32
MarketAxess Holdings, Inc.	71	18
Marriott International, Inc., Class A	515	70
Marsh & McLennan Cos., Inc.	945	147
Martin Marietta Materials, Inc.	115	34
Marvell Technology, Inc.	1,563	68
Masco Corp.	461	23
Masimo Corp. (i)	98	13
Mastercard, Inc., Class A	1,634	515
Match Group, Inc. (i)	496	35

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

McCormick & Co., Inc.	464	39
McDonald’s Corp.	1,391	343
McKesson Corp.	291	95
Medical Properties Trust, Inc. REIT	1,118	17
Medtronic PLC	2,540	228
MercadoLibre, Inc. (i)	83	53
Merck & Co., Inc.	4,779	436
Meta Platforms, Inc., Class A (i)	4,475	722
MetLife, Inc.	1,369	86
Mettler-Toledo International, Inc. (i)	44	51
MGM Resorts International	731	21
Microchip Technology, Inc.	1,027	60
Micron Technology, Inc.	2,116	117
Microsoft Corp.	13,133	3,373
Mid-America Apartment Communities, Inc. REIT	218	38
Moderna, Inc. (i)	691	99
Mohawk Industries, Inc. (i)	110	14
Molina Healthcare, Inc. (i)	109	30
Molson Coors Beverage Co., Class B	353	19
Mondelez International, Inc., Class A	2,582	160
MongoDB, Inc. (i)	111	29
Monolithic Power Systems, Inc.	84	32
Monster Beverage Corp. (i)	736	68
Moody’s Corp.	313	85
Mosaic Co.	685	32
Motorola Solutions, Inc.	312	65
MSCI, Inc.	153	63
Nasdaq, Inc.	219	33
NetApp, Inc.	424	28
Netflix, Inc. (i)	833	146
Neurocrine Biosciences, Inc. (i)	180	18
Newell Brands, Inc.	723	14
Newmont Corp.	1,508	90
News Corp., Class A	741	12
NextEra Energy, Inc.	3,664	284
NIKE, Inc., Class B	2,390	244
NiSource, Inc.	734	22
Nordson Corp.	97	20
Norfolk Southern Corp.	460	105
Northern Trust Corp.	373	36
Northrop Grumman Corp.	285	136
NortonLifeLock, Inc.	1,079	24
Novavax, Inc. (i)	140	7
Novocure Ltd. (i)	180	13
NRG Energy, Inc.	455	17
Nucor Corp.	553	58
NVIDIA Corp.	4,740	719
NVR, Inc. (i)	7	28
NXP Semiconductors NV	1,367	202
O’Reilly Automotive, Inc. (i)	128	81
Oak Street Health, Inc. (i)	179	3
Occidental Petroleum Corp.	1,767	104
Okta, Inc. (i)	238	22
Old Dominion Freight Line, Inc.	184	47
Omnicom Group, Inc.	401	26
ON Semiconductor Corp. (i)	796	40
ONEOK, Inc.	839	47
Oracle Corp.	2,706	189
Otis Worldwide Corp.	761	54
Owens Corning	195	14
PACCAR, Inc.	648	53

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Packaging Corp. of America	180	25
Palantir Technologies, Inc., Class A (i)	3,041	28
Palo Alto Networks, Inc. (i)	182	90
Paramount Global, Class B	1,143	28
Parker Hannifin Corp.	240	59
Paychex, Inc.	603	69
Paycom Software, Inc. (i)	97	27
PayPal Holdings, Inc. (i)	2,138	149
PDC Energy, Inc.	1,773	109
Peloton Interactive, Inc., Class A (i)	555	5
Pentair PLC	306	14
PepsiCo, Inc.	2,570	428
PerkinElmer, Inc.	210	30
Pfizer, Inc.	10,434	547
PG&E Corp. (i)	2,836	28
Philip Morris International, Inc.	2,903	287
Phillips 66	827	68
Pinterest, Inc., Class A (i)	1,081	20
Pioneer Natural Resources Co.	5,093	1,136
Plug Power, Inc. (i)	1,001	17
PNC Financial Services Group, Inc.	797	126
Pool Corp.	74	26
PPG Industries, Inc.	445	51
PPL Corp.	1,443	39
Principal Financial Group, Inc.	502	34
Procter & Gamble Co.	4,517	649
Progressive Corp.	1,097	128
ProLogis, Inc. REIT	1,380	162
Prudential Financial, Inc.	724	69
PTC, Inc. (i)	210	22
Public Service Enterprise Group, Inc.	943	60
Public Storage REIT	292	91
Pulte Group, Inc.	484	19
Qorvo, Inc. (i)	212	20
QUALCOMM, Inc.	2,110	270
Quest Diagnostics, Inc.	227	30
Raymond James Financial, Inc.	351	31
Raytheon Technologies Corp.	2,839	273
Realty Income Corp. REIT	1,037	71
Regency Centers Corp. REIT	288	17
Regeneron Pharmaceuticals, Inc. (i)	195	115
Regions Financial Corp.	1,806	34
Republic Services, Inc.	415	54
ResMed, Inc.	277	58
RingCentral, Inc., Class A (i)	147	8
Rivian Automotive, Inc., Class A (i)	332	9
Robert Half International, Inc.	209	16
Rockwell Automation, Inc.	216	43
Roku, Inc. (i)	222	18
Rollins, Inc.	417	15
Roper Technologies, Inc.	197	78
Ross Stores, Inc.	671	47
Royal Caribbean Cruises Ltd. (i)	431	15
Royalty Pharma PLC, Class A	649	27
RPM International, Inc.	242	19
S&P Global, Inc.	653	220
Salesforce, Inc. (i)	2,221	367
SBA Communications Corp. REIT	204	65
Schlumberger NV	2,625	94
Seagate Technology Holdings PLC	387	28
Seagen, Inc. (i)	259	46

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Sealed Air Corp.	279	16
SEI Investments Co.	228	12
Sempra Energy	598	90
Sensata Technologies Holding PLC	296	12
ServiceNow, Inc. (i)	369	175
Sherwin-Williams Co.	467	105
Signature Bank	119	21
Simon Property Group, Inc. REIT	620	59
Sirius XM Holdings, Inc.	1,879	12
Skyworks Solutions, Inc.	309	29
Snap, Inc., Class A (i)	2,039	27
Snap-On, Inc.	100	20
Snowflake, Inc., Class A (i)	389	54
SoFi Technologies, Inc. (i)	1,005	5
SolarEdge Technologies, Inc. (i)	100	27
Southern Co.	1,969	140
Southwest Airlines Co. (i)	287	10
Splunk, Inc. (i)	315	28
SS&C Technologies Holdings, Inc.	429	25
Stanley Black & Decker, Inc.	300	31
Starbucks Corp.	2,193	168
State Street Corp.	691	43
Steel Dynamics, Inc.	391	26
Steris PLC	189	39
Stryker Corp.	640	127
Sun Communities, Inc. REIT	218	35
Sunrun, Inc. (i)	329	8
SVB Financial Group (i)	112	44
Synchrony Financial	1,074	30
Synopsys, Inc. (i)	283	86
Sysco Corp.	964	82
T Rowe Price Group, Inc.	438	50
T-Mobile US, Inc. (i)	1,164	157
Take-Two Interactive Software, Inc. (i)	221	27
Target Corp.	917	130
TE Connectivity Ltd.	603	68
Teladoc Health, Inc. (i)	272	9
Teledyne Technologies, Inc. (i)	86	32
Teleflex, Inc.	89	22
Teradyne, Inc.	309	28
Tesla, Inc. (i)	1,562	1,052
Texas Instruments, Inc.	1,730	266
Textron, Inc.	416	25
Thermo Fisher Scientific, Inc.	734	399
TJX Cos., Inc.	2,251	126
Tractor Supply Co.	213	41
Trade Desk, Inc., Class A (i)	818	34
Tradeweb Markets, Inc., Class A	196	13
Trane Technologies PLC	446	58
TransDigm Group, Inc. (i)	99	53
TransUnion	360	29
Travelers Cos., Inc.	467	79
Trimble, Inc. (i)	477	28
Truist Financial Corp.	2,522	120
Twilio, Inc., Class A (i)	313	26
Twitter, Inc. (i)	1,538	58
Tyler Technologies, Inc. (i)	76	25
Tyson Foods, Inc., Class A	552	48
Uber Technologies, Inc. (i)	2,335	48
UDR, Inc. REIT	559	26
UGI Corp.	391	15

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Ulta Beauty, Inc. (i)	98	38
Union Pacific Corp.	1,222	261
United Parcel Service, Inc., Class B	1,348	246
United Rentals, Inc. (i)	140	34
UnitedHealth Group, Inc.	1,774	911
Unity Software, Inc. (i)	106	4
Universal Health Services, Inc., Class B	144	14
Upstart Holdings, Inc. (i)	39	1
US Bancorp	2,629	121
Vail Resorts, Inc.	76	17
Valero Energy Corp.	771	82
Veeva Systems, Inc., Class A (i)	262	52
Ventas, Inc. REIT	745	38
VeriSign, Inc. (i)	186	31
Verisk Analytics, Inc.	286	49
Verizon Communications, Inc.	7,760	394
Vertex Pharmaceuticals, Inc. (i)	489	138
VF Corp.	624	28
Viatris, Inc.	2,271	24
VICI Properties, Inc. REIT	1,152	34
Visa, Inc., Class A	3,144	619
Vistra Corp.	818	19
VMware, Inc., Class A	394	45
Vornado Realty Trust REIT	311	9
Vulcan Materials Co.	245	35
Walgreens Boots Alliance, Inc.	1,375	52
Walmart, Inc.	2,889	351
Walt Disney Co. (i)	3,427	324
Warner Bros Discovery, Inc. (i)	5,070	68
Waste Connections, Inc.	488	60
Waste Management, Inc.	781	119
Waters Corp. (i)	116	38
Wayfair, Inc., Class A (i)	150	7
WEC Energy Group, Inc.	588	59
Wells Fargo & Co.	7,677	301
Welltower, Inc. REIT	809	67
West Pharmaceutical Services, Inc.	137	41
Western Digital Corp. (i)	580	26
Western Union Co.	763	13
Westinghouse Air Brake Technologies Corp.	338	28
WestRock Co.	506	20
Weyerhaeuser Co. REIT	1,402	46
Whirlpool Corp.	116	18
Williams Cos., Inc.	2,300	72
Willis Towers Watson PLC	241	48
Workday, Inc., Class A (i)	357	50
WP Carey, Inc. REIT	346	29
WR Berkley Corp.	396	27
WW Grainger, Inc.	82	37
Wynn Resorts Ltd. (i)	195	11
Xcel Energy, Inc.	1,005	71
Xylem, Inc.	341	27
Yum! Brands, Inc.	549	62
Zebra Technologies Corp., Class A (i)	99	29
Zendesk, Inc. (i)	227	17
Zillow Group, Inc., Class A (i)	117	4
Zillow Group, Inc., Class C (i)	321	10
Zimmer Biomet Holdings, Inc.	399	42
Zimvie, Inc. (i)	48	1
Zoetis, Inc.	886	152
Zoom Video Communications, Inc., Class A (i)	411	44

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

ZoomInfo Technologies, Inc., Class A (i)	421	14
Zscaler, Inc. (i)	152	23
		68,264
Total Common Stocks (Cost $95,915)		132,845

No. of Warrants
Warrant (0.0%) (a)
Australia (0.0%) (a)
Magellan Financial Group Ltd., expires 4/16/27 (i) (Cost $—)	78	—	@

Shares
Short-Term Investments (18.8%)
Investment Company (18.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $82,696)	82,695,506	82,696

	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill,
1.40%, 10/27/22 (k)(l) (Cost $2,281)	$2,291	2,277
Total Short-Term Investments (Cost $84,977)		84,973
Total Investments (100.9%) (Cost $451,875) (m)(n)(o)(p)		456,378
Liabilities in Excess of Other Assets (-0.9%)		(3,920)
Net Assets (100.0%)		$452,458

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Amount is less than 0.05%.

(b)	Security is subject to delayed delivery.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	Floating or variable rate securities: The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2022.

(f)	At June 30, 2022, the Fund held a fair valued security valued at approximately $42,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s (as defined herein) Trustees.

(g)	Non-income producing security; bond in default.

(h)	Issuer in bankruptcy.

(i)	Non-income producing security.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2022, advisory fees paid were reduced by approximately $43,000 relating to the Fund’s investment in the Liquidity Funds.

(k)	Rate shown is the yield to maturity at June 30, 2022.

(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.

(m)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(n)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

(o)	The approximate fair value and percentage of net assets, $55,548,000 and 12.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(p)	At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $48,637,000 and the aggregate gross unrealized depreciation is approximately $62,133,000, resulting in net unrealized depreciation of approximately $13,496,000.

@	Value is less than $500.

ADR	American Depositary Receipt.

ASX	Australian Stock Exchange.

CDI	CHESS Depositary Interest.

CVA	Certificaten Van Aandelen.

EURIBOR	Euro Interbank Offered Rate.

LIBOR	London Interbank Offered Rate.

LSE	London Stock Exchange.

MTN	Medium Term Note.

NYSE	New York Stock Exchange.

OAT	Obligations Assimilables du Trésor (Treasury Obligation).

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

REIT	Real Estate Investment Trust.

SOFR	Secured Overnight Financing Rate.

SONIA	Sterling Overnight Index Average

TBA	To Be Announced.

TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$215	JPY	27,514	8/19/22	$(11)
Bank of America NA	CNH	10,096		$1,492	9/15/22	(16)
Bank of America NA	EUR	149		$156	9/15/22	(1)
Bank of America NA	PLN	252		$56	9/15/22	(—@ )
Bank of America NA		$160	ILS	554	9/15/22	(1)
Bank of America NA		$14	NZD	23	9/15/22	—@
Bank of New York Mellon	EUR	64		$67	9/15/22	(—@ )
Barclays Bank PLC	EUR	94		$101	8/19/22	3
Barclays Bank PLC		$2,748	JPY	353,879	8/19/22	(133)
Barclays Bank PLC		$596	THB	20,723	8/19/22	(9)
Barclays Bank PLC	CAD	—@	$	—@	9/15/22	(—@ )
Barclays Bank PLC	CHF	—@	$	—@	9/15/22	(—@ )
Barclays Bank PLC	EUR	14		$14	9/15/22	(—@ )
BNP Paribas SA	CAD	253		$196	9/15/22	(—@ )
BNP Paribas SA	EUR	1,431		$1,499	9/15/22	(8)
BNP Paribas SA	GBP	—@		$1	9/15/22	(—@ )
BNP Paribas SA	HKD	1,364		$174	9/15/22	(—@ )
BNP Paribas SA	INR	206,681		$2,630	9/15/22	28
BNP Paribas SA	JPY	82,614		$617	9/15/22	5
BNP Paribas SA	TWD	552,078		$18,821	9/15/22	202
BNP Paribas SA		$147	BRL	740	9/15/22	(8)
BNP Paribas SA		$252	BRL	1,342	9/15/22	(1)
BNP Paribas SA		$63	COP	242,881	9/15/22	(5)
BNP Paribas SA		$20	IDR	285,595	9/15/22	(—@ )
BNP Paribas SA		$151	INR	12,010	9/15/22	—@
BNP Paribas SA		$2,389	MXN	50,138	9/15/22	71
BNP Paribas SA		$212	SEK	2,162	9/15/22	—@
BNP Paribas SA		$2,188	TWD	64,477	9/15/22	(14)
BNP Paribas SA		$2,190	TWD	64,477	9/15/22	(15)
BNP Paribas SA		$4,383	TWD	128,954	9/15/22	(34)
BNP Paribas SA		$1,195	TWD	35,269	9/15/22	(5)
Citibank NA		$10	CZK	229	9/15/22	—@
Citibank NA		$74	ILS	255	9/15/22	(1)
Citibank NA		$6	THB	223	9/15/22	(—@ )
Commonwealth Bank of Australia	EUR	25		$26	9/15/22	(—@ )
Credit Suisse International	EUR	17		$18	9/15/22	(—@ )
Goldman Sachs International		$2,549	CNH	17,397	8/19/22	49
Goldman Sachs International		$292	CNH	1,955	8/19/22	—@
Goldman Sachs International		$79	HUF	29,662	8/19/22	(1)
Goldman Sachs International		$108	PEN	411	8/19/22	(1)
Goldman Sachs International		$95	PLN	433	8/19/22	—@
Goldman Sachs International	CAD	8		$6	9/15/22	(—@ )
Goldman Sachs International	EUR	3,289		$3,446	9/15/22	(19)
Goldman Sachs International	GBP	7		$8	9/15/22	(—@ )
Goldman Sachs International	NOK	568		$57	9/15/22	(1)
Goldman Sachs International		$88	CLP	74,031	9/15/22	(8)
Goldman Sachs International		$12	CZK	278	9/15/22	—@
Goldman Sachs International		$757	EUR	712	9/15/22	(7)
Goldman Sachs International		$111	EUR	105	9/15/22	(1)
Goldman Sachs International		$907	JPY	121,577	9/15/22	(6)
Goldman Sachs International		$40	KRW	49,824	9/15/22	(1)
Goldman Sachs International		$796	MXN	16,703	9/15/22	24
Goldman Sachs International		$9,210	THB	321,552	9/15/22	(84)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

JPMorgan Chase Bank NA	EUR	53		$55	7/5/22	(—@ )
JPMorgan Chase Bank NA	AUD	5,145		$3,569	8/19/22	16
JPMorgan Chase Bank NA	AUD	111		$77	8/19/22	1
JPMorgan Chase Bank NA	AUD	173		$124	8/19/22	5
JPMorgan Chase Bank NA	CAD	183		$145	8/19/22	2
JPMorgan Chase Bank NA	CHF	175		$183	8/19/22	(1)
JPMorgan Chase Bank NA	GBP	1,196		$1,466	8/19/22	9
JPMorgan Chase Bank NA	JPY	36,748		$271	8/19/22	(—@ )
JPMorgan Chase Bank NA		$1,008	CHF	1,007	8/19/22	49
JPMorgan Chase Bank NA		$212	EUR	199	8/19/22	(3)
JPMorgan Chase Bank NA		$56	EUR	53	8/19/22	—@
JPMorgan Chase Bank NA		$197	GBP	158	8/19/22	(5)
JPMorgan Chase Bank NA		$2,299	JPY	310,392	8/19/22	(5)
JPMorgan Chase Bank NA		$1,964	KRW	2,515,849	8/19/22	(25)
JPMorgan Chase Bank NA		$97	NOK	943	8/19/22	(1)
JPMorgan Chase Bank NA		$135	NZD	216	8/19/22	(1)
JPMorgan Chase Bank NA		$339	SEK	3,397	8/19/22	(6)
JPMorgan Chase Bank NA		$408	SGD	569	8/19/22	1
JPMorgan Chase Bank NA	CNY	226,309		$33,793	9/15/22	(15)
JPMorgan Chase Bank NA	GBP	4		$4	9/15/22	(—@ )
JPMorgan Chase Bank NA	GBP	272		$331	9/15/22	(—@ )
JPMorgan Chase Bank NA	HKD	1,514		$193	9/15/22	(—@ )
JPMorgan Chase Bank NA	JPY	79,799		$591	9/15/22	(—@ )
JPMorgan Chase Bank NA	NOK	449		$45	9/15/22	(1)
JPMorgan Chase Bank NA	SGD	257		$185	9/15/22	(—@ )
JPMorgan Chase Bank NA		$2,111	CHF	2,018	9/15/22	14
JPMorgan Chase Bank NA		$158	EUR	151	9/15/22	1
JPMorgan Chase Bank NA		$767	EUR	723	9/15/22	(5)
JPMorgan Chase Bank NA		$181	EUR	170	9/15/22	(2)
JPMorgan Chase Bank NA		$1,054	EUR	1,002	9/15/22	1
JPMorgan Chase Bank NA		$96	JPY	12,825	9/15/22	(1)
JPMorgan Chase Bank NA		$108	JPY	14,643	9/15/22	—@
UBS AG	CAD	279		$216	8/19/22	(1)
UBS AG	DKK	508		$71	8/19/22	(—@ )
UBS AG	MXN	2,348		$115	8/19/22	(1)
UBS AG		$17	AUD	24	8/19/22	(—@ )
UBS AG		$1,066	EUR	1,006	8/19/22	(8)
UBS AG		$113	EUR	105	8/19/22	(3)
UBS AG		$24	GBP	20	8/19/22	—@
UBS AG		$109	IDR	1,589,201	8/19/22	(2)
UBS AG		$42	JPY	5,745	8/19/22	—@
UBS AG		$1,317	JPY	178,096	8/19/22	(1)
UBS AG		$24	MXN	481	8/19/22	(—@ )
UBS AG		$131	RON	632	8/19/22	2
UBS AG		$2	SEK	18	8/19/22	(—@ )
UBS AG	GBP	20		$24	7/5/22	(—@ )
UBS AG	JPY	178,096		$1,313	7/5/22	1
UBS AG	CHF	59		$59	9/15/22	(3)
UBS AG	DKK	370		$52	9/15/22	(—@ )
UBS AG	JPY	10,584		$79	9/15/22	1
UBS AG	MXN	73,855		$3,559	9/15/22	(66)
UBS AG	THB	76,137		$2,160	9/15/22	(1)
UBS AG	THB	76,137		$2,158	9/15/22	(2)
UBS AG	THB	76,137		$2,156	9/15/22	(5)
UBS AG	THB	76,137		$2,156	9/15/22	(5)
UBS AG	THB	31,166		$884	9/15/22	(—@ )
UBS AG	TRY	458		$23	9/15/22	(3)
UBS AG		$178	AUD	258	9/15/22	—@
UBS AG		$899	CHF	858	9/15/22	5
UBS AG		$2,110	EUR	1,982	9/15/22	(22)
UBS AG		$893	EUR	844	9/15/22	(4)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

UBS AG		$2,104	GBP	1,712	9/15/22	(17)
UBS AG		$895	GBP	730	9/15/22	(5)
UBS AG		$12	HUF	4,751	9/15/22	—@
UBS AG		$460	JPY	62,424	9/15/22	3
UBS AG		$2,104	JPY	285,004	9/15/22	7
UBS AG		$3,974	MXN	83,389	9/15/22	119
UBS AG		$597	MXN	12,182	9/15/22	1
UBS AG		$93	SEK	943	9/15/22	(—@ )
UBS AG		$33	SGD	45	9/15/22	—@
UBS AG		$9,090	THB	317,530	9/15/22	(80)
UBS AG	ZAR	1,082		$67	9/15/22	1
						$(70)

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Crude Oil WTI Index (United States)	46	Nov-23		$46	$3,831	$175
Euro Stoxx 50 Index (Germany)	368	Sep-22	EUR	4	13,270	(108)
German Euro-Schatz Index (Germany)	49	Sep-22		4,900	5,605	45
SGX MSCI Singapore Index (Singapore)	2	Jul-22	SGD	—@	40	(2)
South Korea 10 yr. Bond (Korea, Republic of)	24	Sep-22	KRW	2,400,000	2,048	30
U.S. Treasury 10 yr. Note (United States)	6	Sep-22		$600	711	—@
U.S. Treasury 5 yr. Note (United States)	10	Sep-22		1,000	1,123	(10)
U.S. Treasury Ultra Bond (United States)	3	Sep-22		300	463	(6)

Short:
CME Bitcoin Index (United States)	16	Jul-22		(—@ )	(1,501)	158
Euro BTP Short-Term Index (Germany)	34	Sep-22	EUR	(3,400)	(3,880)	(73)
German Euro-BTP Index (Germany)	86	Sep-22		(8,600)	(11,096)	(93)
German Euro-Bund Index (Germany)	13	Sep-22		(1,300)	(2,027)	58
MSCI Emerging Market Index (United States)	1	Sep-22	$	(—@ )	(50)	—@
Nikkei 255 Index (Japan)	3	Sep-22	JPY	(2)	(292)	4
S&P 500 E Mini Index (United States)	1	Sep-22	$	(—@ )	(189)	(5)
SGX NIFTY 50 Index (Singapore)	78	Jul-22	SGD	(—@ )	(2,453)	17
U.S. Treasury 10 yr. Note (United States)	25	Sep-22		$(2,500)	(2,963)	(—@ )
U.S. Treasury 10 yr. Ultra Note (United States)	16	Sep-22		(1,600)	(2,038)	32
U.S. Treasury 2 yr. Note (United States)	98	Sep-22		(19,600)	(20,582)	115
U.S. Treasury 5 yr. Note (United States)	266	Sep-22		(26,600)	(29,858)	270
						$607

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2022:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14%	Quarterly/ Quarterly	7/3/23	MXN	114,391	$(194)	$—	$(194)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14	Quarterly/ Quarterly	7/3/23		114,391	(194)	—	(194)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.13	Quarterly/ Quarterly	7/5/23		114,391	(195)	—	(195)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.92	Quarterly/ Quarterly	8/4/23		16,325	(32)	—	(32)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/26/23		126,163	(200)	—	(200)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.31	Quarterly/ Quarterly	12/26/23		128,075	(203)	—	(203)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/27/23		128,075	(204)	—	(204)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		32,653	(132)	—	(132)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		32,653	(132)	(1)	(131)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Quarterly/ Quarterly	7/1/26		32,653	(133)	—	(133)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7..36	Quarterly/ Quarterly	12/22/26		57,377	(176)	—	(176)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Quarterly/ Quarterly	12/22/26		57,377	(174)	—	(174)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.63	Semi-Annual/ Quarterly	1/2/25	BRL	10,383	(38)	—	(38)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.69	Semi-Annual/ Quarterly	1/2/25		20,998	(71)	—	(71)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.74	Semi-Annual/ Quarterly	1/2/25		35,907	(110)	—	(110)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.80	Semi-Annual/ Quarterly	1/2/25		20,553	(57)	—	(57)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.85	Semi-Annual/ Quarterly	1/2/25		24,077	(60)	—	(60)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.90	Semi-Annual/ Quarterly	1/2/25		24,077	(53)	—	(53)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.52	Semi-Annual/ Quarterly	1/4/27		20,097	(170)	—	(170)
								$(2,528)	$(1)	$(2,527)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2022:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	SOFR + 0.40%	Quarterly	9/16/22		$2,005	$(1)	$—	$(1)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	SOFR + 0.40%	Quarterly	9/16/22		2,742	(1)	—	(1)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22		152	—@	—	—@
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22		743	—@	—	—@
BNP Paribas SA	BNP US Cloud Custom Basket Index††	Pay	SOFR + 0.43%	Quarterly	4/28/23		3,313	459	—	459
BNP Paribas SA	MSCI Brazil Banks Index	Receive	SOFR + 0.10%	Quarterly	2/16/23		1,525	(239)	—	(239)
BNP Paribas SA	MSCI Brazil Banks Index	Receive	SOFR + 0.10%	Quarterly	2/16/23		1,003	(121)	—	(121)
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.38%	Quarterly	7/14/22		3,236	(465)	—	(465)
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.38%	Quarterly	7/14/22		57,435	(8,308)	—	(8,308)
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.39%	Quarterly	9/29/22		14,755	(457)	—	(457)
Goldman Sachs International	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	10/13/22		16,853	(2,473)	—	(2,473)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.24%	Quarterly	1/26/23		32,822	(1,200)	—	(1,200)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	SOFR + 0.35%	Quarterly	2/10/23		15,685	(746)	—	(746)
JPMorgan Chase Bank NA	JPM EMU Growth Custom Basket Index††	Receive	EURIBOR + 0.10	Quarterly	5/16/23	EUR	2,993	(73)	—	(73)
JPMorgan Chase Bank NA	JPM EMU Value Custom Basket Index††	Pay	EURIBOR + 0.14	Quarterly	5/16/23		3,001	(233)	—	(233)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		$6,924	78	—	78
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		7,097	333	—	333
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		6,667	304	—	304
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		6,964	414	—	414
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		6,003	251	—	251
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		6,934	(369)	—	(369)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		7,046	(588)	—	(588)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		6,746	(573)	—	(573)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		6,997	(767)	—	(767)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		5,642	(530)	—	(530)
JPMorgan Chase Bank NA	JPM SPX 500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	5/16/23		12,942	154	—	154
JPMorgan Chase Bank NA	JPM SPX 500 Value Index††	Receive	SOFR + 0.35%	Quarterly	5/16/23		12,973	(858)	—	(858)
								$(16,009)	$—	$(16,009)

††	See tables below for details of the equity basket holdings underlying the swaps.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$9,599	21.09%
Citigroup, Inc.	79,236	3,644	8.01
Citizens Financial Group	15,687	560	1.23
Comerica, Inc.	5,287	388	0.85
East West Bancorp., Inc.	4,961	321	0.71
Fifth Third Bancorp.	25,079	843	1.85
First Citizens Bancshares, Inc. Class A	204	134	0.29
First Republic Bank	5,750	829	1.82
Huntington Bancshares, Inc.	35,695	429	0.94
Jpmorgan Chase & Co.	110,953	12,494	27.45
Keycorp.	34,389	593	1.30
M & T Bank Corp.	6,047	964	2.12
PNC Financial Services Group	15,425	2,434	5.35
Regions Financial Corp.	34,597	649	1.43
Signature Bank	1,907	342	0.75
SVB Financial Group	1,793	708	1.56
Truist Financial Corp.	45,852	2,175	4.78
US Bancorp.	51,605	2,375	5.22
Wells Fargo & Co.	146,120	5,724	12.57
Zions Bancorp.	6,245	318	0.70

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Growth Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Index
AAON, Inc.	977	$54	0.54%
Abiomed, Inc.	210	52	0.52
Agilysys, Inc.	1,307	62	0.62
American Tower Corp.	218	56	0.56
Arrowhead Pharmaceuticals, Inc.	1,695	60	0.60
Autozone, Inc.	25	55	0.55
Avid Bioservices, Inc.	4,198	64	0.65
Axon Enterprise, Inc.	582	54	0.55
Badger Meter, Inc.	643	52	0.52
Balchem Corp.	422	55	0.55
Bancfirst Corp.	586	56	0.56
Boeing Co.	379	52	0.52
Brown-Forman Corp. - Class B	756	53	0.53
Cable One, Inc.	46	59	0.60
Cara Therapeutics, Inc.	5,732	52	0.53
Celsius Holdings, Inc.	1,035	68	0.68
Chefs’ Warehouse, Inc.	1,450	56	0.57
Cytokinetics, Inc.	1,330	52	0.53
Deckers Outdoor Corp.	214	55	0.55
Dollar General Corp.	215	53	0.53
Eli Lilly & Co.	171	55	0.56
Enphase Energy, Inc.	357	70	0.70
Equinix, Inc.	79	52	0.52
Estee Lauder Companies - Class A	214	54	0.55
Exponent, Inc.	565	52	0.52
Glacier Bancorp., Inc.	1,094	52	0.52
Glaukos Corp.	1,408	64	0.64
Healthequity, Inc.	906	56	0.56
Inari Medical, Inc.	941	64	0.64
Kinsale Capital Group, Inc.	246	56	0.57
Lamb Weston Holdings, Inc.	800	57	0.58
Las Vegas Sands Corp.	1,618	54	0.55
Lattice Semiconductor Corp.	1,099	53	0.54
Lindsay Corp.	404	54	0.54
MSCI, Inc.	127	52	0.53
Nextera Energy, Inc.	699	54	0.55
NV5 Global, Inc.	456	53	0.54
Par Pacific Holdings, Inc.	3,318	52	0.52
Paycom Software, Inc.	184	52	0.52
Paylocity Holding Corp.	305	53	0.54
Servicenow, Inc.	117	56	0.56
Simulations Plus, Inc.	1,210	60	0.60
Solaredge Technologies, Inc.	227	62	0.63
SPS Commerce, Inc.	478	54	0.54
STAAR Surgical Co.	977	69	0.70
TechTarget	801	53	0.53
Trupanion, Inc.	859	52	0.52
U.S. Physical Therapy, Inc.	500	55	0.55
WD-40 Co.	278	56	0.56
Zoetis, Inc.	307	53	0.53

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Index
ACI Worldwide, Inc.	2,008	$52	0.55%
American Equity Investment Life Holding Co.	1,448	53	0.56
America’s Car-Mart, Inc.	629	63	0.66
Avanos Medical, Inc.	1,971	54	0.57
B&G Foods, Inc.	2,123	50	0.53
Bio-Rad Laboratories - Class A	104	51	0.54
Cars.com. Inc.	5,570	53	0.55
Coca-Cola Consolidated, Inc.	99	56	0.59
Cohu, Inc.	1,891	52	0.55
Collegium Pharmaceutical, Inc.	3,417	61	0.64
Cross Country Healthcare, Inc.	3,090	64	0.68
DXC Technology Co.	1,793	54	0.57
Emergent Biosolutions, Inc.	1,766	55	0.58
Fresh Del Monte Produce, Inc.	2,013	59	0.62
Fulgent Genetics, Inc.	1,015	55	0.58
Geo Group, Inc.	8,248	54	0.57
Getty Realty Corp.	1,968	52	0.55
Greif, Inc. - Class A	844	53	0.55
Heidrick & Struggles International, Inc.	1,583	51	0.54
Hibbett, Inc.	1,179	52	0.54
Huntington Ingalls Industries	240	52	0.55
Ichor Holdings Ltd.	1,964	51	0.54
Iteos Therapeutics, Inc.	2,745	57	0.59
Kelly Services, Inc. - Class A	2,703	54	0.56
Laredo Petroleum, Inc.	851	59	0.62
MDU Resources Group, Inc.	1,966	53	0.56
Mednax, Inc.	2,818	59	0.62
Moderna, Inc.	400	57	0.60
Moog, Inc. - Class A	661	52	0.55
Mueller Industries, Inc.	946	50	0.53
Nabors Industries Ltd.	392	53	0.55
New York Community Bancorp.	5,545	51	0.53
O-I Glass, Inc.	3,812	53	0.56
Omega Healthcare Investors	1,823	51	0.54
Penn National Gaming, Inc.	1,687	51	0.54
Perdoceo Education Corp.	4,906	58	0.61
Photronics, Inc.	3,311	65	0.68
PNM Resources, Inc.	1,084	52	0.54
Quidelortho Corp.	555	54	0.57
Resources Connection, Inc.	3,009	61	0.64
REX American Resources Corp.	594	50	0.53
Sanmina Corp.	1,251	51	0.54
Select Medical Holdings Corp.	2,281	54	0.57
Syneos Health, Inc.	723	52	0.54
Timkensteel Corp.	2,763	52	0.54
Universal Health Realty Income Trust	1,032	55	0.58
Varex Imaging Corp.	2,448	52	0.55
Vir Biotechnology, Inc.	2,589	66	0.69
Virtus Investment Partners	299	51	0.54
Zynex, Inc.	8,043	64	0.67

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Anti-Value Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Index
Abiomed, Inc.	149	$37	1.07%
Air Products & Chemicals, Inc.	151	36	1.05
American Tower Corp.	156	40	1.15
American Water Works Co., Inc.	241	36	1.04
Ansys, Inc.	147	35	1.02
Arthur J Gallagher & Co.	222	36	1.04
Bio-Techne Corp.	101	35	1.01
Boeing Co.	278	38	1.10
Brown & Brown, Inc.	621	36	1.05
Brown-Forman Corp. - Class B	535	38	1.09
Cadence Design System, Inc.	259	39	1.13
Chipotle Mexican Grill, Inc.	27	36	1.04
Cintas Corp.	94	35	1.02
CME Group, Inc.	177	36	1.05
Copart, Inc.	325	35	1.02
Edwards Lifesciences Corp.	376	36	1.03
Electronic Arts, Inc.	289	35	1.02
Eli Lilly & Co.	122	40	1.15
Enphase Energy, Inc.	254	50	1.43
Equinix, Inc.	56	37	1.06
Factset Research Systems, Inc.	95	37	1.06
Fortinet, Inc.	654	37	1.07
Hess Corp.	326	35	1.00
IDEX Corp.	190	35	1.00
IDEXX Laboratories, Inc.	102	36	1.04
Jack Henry & Associates, Inc.	198	36	1.03
Las Vegas Sands Corp.	1,169	39	1.14
Marketaxess Holdings, Inc.	137	35	1.01
Marsh & Mclennan Cos.	224	35	1.00
Mcdonald’s Corp.	143	35	1.02
Monolithic Power Systems, Inc.	90	35	1.00
Monster Beverage Corp.	408	38	1.09
MSCI, Inc.	90	37	1.07
Nasdaq, Inc.	243	37	1.07
Nextera Energy, Inc.	500	39	1.12
Paycom Software, Inc.	129	36	1.05
Progressive Corp.	323	38	1.09
Public Storage	112	35	1.01
Resmed, Inc.	181	38	1.10
Rollins, Inc.	1,059	37	1.07
S&P Global, Inc.	107	36	1.04
Sba Communications Corp.	110	35	1.02
Servicenow, Inc.	82	39	1.13
Solaredge Technologies, Inc.	161	44	1.27
Synopsys, Inc.	134	41	1.18
Verisk Analytics, Inc.	201	35	1.00
Waters Corp.	112	37	1.07
Wec Energy Group, Inc.	346	35	1.01
West Pharmaceutical Services	119	36	1.04
Zoetis, Inc.	216	37	1.08

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Index as of June 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Index
AES Corp.	1,628	$34	1.13%
AT&T, Inc.	1,648	35	1.14
Biogen, Inc.	167	34	1.13
Cardinal Health, Inc.	591	31	1.02
Cbre Group, Inc. - Class A	414	31	1.01
Centene Corp.	401	34	1.12
Cigna Corp.	126	33	1.10
Citigroup, Inc.	688	32	1.05
Citizens Financial Group	854	30	1.01
Conagra Brands, Inc.	899	31	1.02
Constellation Energy	575	33	1.09
Cummins, Inc.	164	32	1.05
CVS Health Corp.	332	31	1.02
Diamondback Energy, Inc.	260	31	1.04
Digital Realty Trust, Inc.	255	33	1.10
Dish Network Corp. - Class A	1,735	31	1.03
DR Horton, Inc.	484	32	1.06
DXC Technology Co.	1,162	35	1.17
Edison International	484	31	1.01
Entergy Corp.	277	31	1.03
Equity Residential	437	32	1.05
Exxon Mobil Corp.	381	33	1.08
Fedex Corp.	157	36	1.18
Fidelity National Information Services	350	32	1.06
Fox Corp. - Class A	968	31	1.03
Franklin Resources, Inc.	1,337	31	1.03
Global Payments, Inc.	276	30	1.01
Goldman Sachs Group, Inc.	108	32	1.07
Huntington Ingalls Industries	156	34	1.13
Invesco Ltd.	1,874	30	1.00
Laboratory Corporation of America Holdings	134	31	1.04
Leidos Holdings, Inc.	316	32	1.06
Lennar Corp. - Class A	439	31	1.03
Lumen Technologies, Inc.	2,912	32	1.05
Metlife, Inc.	510	32	1.06
Moderna, Inc.	252	36	1.19
Molson Coors Beverage Co. - Class B	577	31	1.04
Organon & Co.	953	32	1.07
Paccar, Inc.	389	32	1.06
Penn National Gaming, Inc.	1,084	33	1.09
Pfizer, Inc.	653	34	1.13
Pinnacle West Capital	440	32	1.07
Pultegroup, Inc.	775	31	1.02
Quest Diagnostics, Inc.	240	32	1.06
Regions Financial Corp.	1,626	30	1.01
Tapestry, Inc.	1,083	33	1.09
Textron, Inc.	521	32	1.05
Tyson Foods, Inc. - Class A	361	31	1.03
United Parcel Services - Class B	185	34	1.12
Viatris, Inc.	3,026	32	1.05

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

@		Value/Notional amount is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
BTP		Buoni del Tesoro Poliennali.
CDI		Certificado de Depósito Interbancári.
CME		Chicago Mercantile Exchange.
MSCI		Morgan Stanley Capital International.
SGX		Singapore Exchange Ltd.
TIIE		Interbank Equilibrium Interest Rate.
WTI		West Texas Intermediate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	52.3%
Common Stocks	29.1
Short-Term Investments	18.6
Total Investments	100.0	%**

**	Does not include open long/short futures contracts with a value of approximately $104,020,000 and net unrealized appreciation of approximately $607,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $70,000. Also does not include open swap agreements with net unrealized depreciation of approximately $18,536,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.7%)
Corporate Bonds (94.6%)
Basic Materials (5.8%)
ASP Unifrax Escrow Issuer Corp.
5.25%, 9/30/28 (a)	$300	$240
Avient Corp.
5.75%, 5/15/25 (a)	300	288
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
3.38%, 2/15/29 (a)	250	204
4.75%, 6/15/27 (a)	225	202
Chemours Co.
5.75%, 11/15/28 (a)	250	214
Diamond BC BV
4.63%, 10/1/29 (a)	500	401
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	700	572
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (a)	250	224
7.50%, 4/1/25 (a)	500	474
HB Fuller Co.
4.25%, 10/15/28	300	252
Herens Holdco Sarl
4.75%, 5/15/28 (a)	600	499
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)	250	210
6.13%, 4/1/29 (a)	385	313
IAMGOLD Corp.
5.75%, 10/15/28 (a)	550	366
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	1,200	1,095
Iris Escrow Issuer Corp.
10.00%, 12/15/28	325	255
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (a)	250	190
4.63%, 3/1/28 (a)	300	250
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	500	436
NOVA Chemicals Corp.
4.25%, 5/15/29 (a)	300	235
Novelis Corp.
4.75%, 1/30/30 (a)	500	417
Nufarm Australia Ltd./Nufarm Americas Inc.
5.00%, 1/27/30 (a)	500	424
Tacora Resources, Inc.
8.25%, 5/15/26 (a)	500	432
TMS International Corp.
6.25%, 4/15/29 (a)	1,150	837
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 4/1/29 (a)	525	376
		9,406
Communications (11.0%)
Altice Financing SA,
5.00%, 1/15/28 (a)	350	283
5.75%, 8/15/29 (a)	500	403
Altice France SA,
5.13%, 1/15/29 (a)	250	190
5.13%, 7/15/29 (a)	600	455
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	200	163
Audacy Capital Corp.
6.50%, 5/1/27 (a)	900	537

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Avaya, Inc.
6.13%, 9/15/28 (a)	500	328
Block Communications, Inc.
4.88%, 3/1/28 (a)	943	802
C&W Senior Financing DAC
6.88%, 9/15/27 (a)	500	450
Cable One, Inc.
4.00%, 11/15/30 (a)	250	206
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	300	278
Ciena Corp.
4.00%, 1/31/30 (a)	225	194
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	675	493
Clear Channel Worldwide Holdings, Inc.
5.13%, 8/15/27 (a)	250	212
CSC Holdings LLC
5.75%, 1/15/30 (a)	985	719
DISH DBS Corp.
7.75%, 7/1/26	500	391
GCI LLC
4.75%, 10/15/28 (a)	300	260
Gray Escrow II, Inc.
5.38%, 11/15/31 (a)	500	402
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	750	643
Iliad Holding SASU
7.00%, 10/15/28 (a)	400	349
Lamar Media Corp.
4.00%, 2/15/30	500	421
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	720	673
Level 3 Financing, Inc.
4.63%, 9/15/27 (a)	500	428
Lumen Technologies, Inc.
4.00%, 2/15/27 (a)	250	212
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	900	829
National CineMedia LLC
5.75%, 8/15/26	600	277
Nexstar Media, Inc.
5.63%, 7/15/27 (a)	600	549
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	750	592
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 9/15/28 (a)	750	582
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	449	413
Sirius XM Radio, Inc.
4.00%, 7/15/28 (a)	325	282
Switch Ltd.
3.75%, 9/15/28 (a)	300	297
TEGNA, Inc.,
4.63%, 3/15/28	300	281
5.00%, 9/15/29	300	284
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	500	446
TripAdvisor, Inc.
7.00%, 7/15/25 (a)	175	170
Univision Communications, Inc.,
4.50%, 5/1/29 (a)	550	462
6.63%, 6/1/27 (a)	300	286

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

UPC Broadband Finco BV
4.88%, 7/15/31 (a)	300	245
UPC Holding BV
5.50%, 1/15/28 (a)	250	214
Urban One, Inc.
7.38%, 2/1/28 (a)	800	686
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	900	716
Ziggo Bond Co. BV
5.13%, 2/28/30 (a)	525	412
Ziggo BV
4.88%, 1/15/30 (a)	350	298
		17,813
Consumer, Cyclical (23.4%)
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	548
Air Canada
3.88%, 8/15/26 (a)	300	254
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	750	643
American Axle & Manufacturing, Inc.
6.88%, 7/1/28	500	450
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29 (a)	250	200
Aramark Services, Inc.
6.38%, 5/1/25 (a)	250	245
Arko Corp.
5.13%, 11/15/29 (a)	925	702
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (a)	225	186
4.75%, 3/1/30	250	206
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	650	478
At Home Group Inc.,
4.88%, 7/15/28 (a)	175	127
7.13%, 7/15/29 (a)	450	256
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	425	400
Bath & Body Works, Inc.
6.95%, 3/1/33	750	600
Beacon Roofing Supply, Inc.
4.13%, 5/15/29 (a)	300	244
Beazer Homes USA, Inc.
5.88%, 10/15/27	700	540
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
5.13%, 4/15/29 (a)	400	340
Boyd Gaming Corp.,
4.75%, 12/1/27	200	181
4.75%, 6/15/31 (a)	200	169
Boyne USA, Inc.
4.75%, 5/15/29 (a)	400	347
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	375	293
Carrols Restaurant Group, Inc.
5.88%, 7/1/29 (a)	500	366
CCM Merger, Inc.
6.38%, 5/1/26 (a)	750	684

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	600	533
CDI Escrow Issuer, Inc.
5.75%, 4/1/30 (a)	425	388
Clarios Global LP/Clarios US Finance Co
8.50%, 5/15/27 (a)	250	242
Dana, Inc.
4.25%, 9/1/30	300	233
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	575	498
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	625	448
Empire Communities Corp.
7.00%, 12/15/25 (a)	550	435
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	500	423
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	950	773
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co, Inc.
6.75%, 1/15/30 (a)	575	443
Ford Motor Co.
9.00%, 4/22/25	750	806
Ford Motor Credit Co. LLC
4.13%, 8/17/27	250	221
Forestar Group, Inc.
5.00%, 3/1/28 (a)	500	410
Foundation Building Materials, Inc.
6.00%, 3/1/29 (a)	375	275
G-III Apparel Group Ltd.
7.88%, 8/15/25 (a)	400	387
Guitar Center, Inc.
8.50%, 1/15/26 (a)	175	155
Hawaiian Brand Intellectual Property Ltd/HawaiianMiles Loyalty Ltd
5.75%, 1/20/26 (a)	600	539
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	199
Installed Building Products, Inc.
5.75%, 2/1/28 (a)	450	400
Interface, Inc.
5.50%, 12/1/28 (a)	200	170
International Game Technology PLC
5.25%, 1/15/29 (a)	375	340
IRB Holding Corp.
7.00%, 6/15/25 (a)	250	245
Jacobs Entertainment, Inc.
6.75%, 2/15/29 (a)	300	254
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	750	721
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	275	225
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)	350	279
LBM Acquisition LLC
6.25%, 1/15/29 (a)	550	355
LCM Investments Holdings II LLC
4.88%, 5/1/29 (a)	375	286
LGI Homes, Inc.
4.00%, 7/15/29 (a)	500	374
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (a)	600	470
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	250	230

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Macy’s Retail Holdings LLC
5.88%, 3/15/30 (a)	225	189
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29 (a)	250	208
Mattamy Group Corp.
5.25%, 12/15/27 (a)	250	205
Mclaren Finance PLC
7.50%, 8/1/26 (a)	450	336
Meritor, Inc.,
4.50%, 12/15/28 (a)	120	116
6.25%, 6/1/25 (a)	250	257
MGM Resorts International,
5.50%, 4/15/27	327	294
6.75%, 5/1/25	150	147
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp
4.88%, 5/1/29 (a)	500	408
Mohegan Gaming & Entertainment
8.00%, 2/1/26 (a)	550	469
Murphy Oil USA, Inc.
3.75%, 2/15/31 (a)	250	213
5.63%, 5/1/27	250	245
New Home Co., Inc.
7.25%, 10/15/25 (a)	750	614
Park River Holdings, Inc.
5.63%, 2/1/29 (a)	525	328
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	300	224
Penn National Gaming, Inc.
4.13%, 7/1/29 (a)	275	209
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (a)	250	217
7.75%, 2/15/29 (a)	250	226
Picasso Finance Sub, Inc.
6.13%, 6/15/25 (a)	406	396
Powdr Corp.
6.00%, 8/1/25 (a)	675	673
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.88%, 9/1/31 (a)	850	591
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/1/26 (a)	450	395
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	475	361
Rite Aid Corp.,
7.50%, 7/1/25 (a)	206	167
8.00%, 11/15/26 (a)	380	296
Scientific Games Holdings LP/Scientific Games US FinCo Inc
6.63%, 3/1/30 (a)	250	213
Scientific Games International, Inc.
7.00%, 5/15/28 (a)	400	376
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	725	643
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25 (a)	300	308
SRS Distribution, Inc.
4.63%, 7/1/28 (a)	500	438
Station Casinos LLC
4.50%, 2/15/28 (a)	700	592
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming
Finance Corp.
5.88%, 5/15/25 (a)	1,060	976
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	400	341
Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	250	231
Tempur Sealy International, Inc.,

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Tempur Sealy International, Inc.,
3.88%, 10/15/31 (a)	250	188
4.00%, 4/15/29 (a)	200	162
Tenneco, Inc.,
5.13%, 4/15/29 (a)	325	307
7.88%, 1/15/29 (a)	325	315
Thor Industries, Inc.
4.00%, 10/15/29 (a)	450	357
Titan International, Inc.
7.00%, 4/30/28	975	917
Travel & Leisure Co.
4.63%, 3/1/30 (a)	250	194
United Airlines Holdings, Inc.
4.88%, 1/15/25	250	233
United Airlines, Inc.
4.63%, 4/15/29 (a)	475	405
Vail Resorts, Inc.
6.25%, 5/15/25 (a)	575	575
Victoria’s Secret & Co.
4.63%, 7/15/29 (a)	750	566
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	425
White Cap Buyer LLC
6.88%, 10/15/28 (a)	500	401
Winnebago Industries, Inc.
6.25%, 7/15/28 (a)	550	505
Wolverine World Wide, Inc.
4.00%, 8/15/29 (a)	125	100
		37,768
Consumer, Non-Cyclical (13.4%)
AdaptHealth LLC,
4.63%, 8/1/29 (a)	675	556
6.13%, 8/1/28 (a)	400	354
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	717
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	650	479
Air Methods Corp.
8.00%, 5/15/25 (a)	800	525
Akumin, Inc.
7.00%, 11/1/25 (a)	500	388
Albertsons Cos., Inc./Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.88%, 2/15/28 (a)	250	234
Allied Universal Holdco LLC/Allied Universal Finance Corp
6.00%, 6/1/29 (a)	300	219
Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)	500	429
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	350	296
APi Escrow Corp.
4.75%, 10/15/29 (a)	200	162
APi Group DE, Inc.
4.13%, 7/15/29 (a)	350	278
Bellring Brands, Inc.
7.00%, 3/15/30 (a)	250	236
Cano Health LLC
6.25%, 10/1/28 (a)	750	617
Carriage Services, Inc.
4.25%, 5/15/29 (a)	250	204
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29 (a)	250	205

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Central Garden & Pet Co.
5.13%, 2/1/28	300	270
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/28 (a)	350	293
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (a)	200	169
7.50%, 4/15/25 (a)	550	506
CHS/Community Health Systems, Inc.
5.25%, 5/15/30 (a)	350	267
CoreLogic, Inc.
4.50%, 5/1/28 (a)	250	193
CPI CG, Inc.
8.63%, 3/15/26 (a)	468	443
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	500	456
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	371	317
Garda World Security Corp.
9.50%, 11/1/27 (a)	900	824
Grifols Escrow Issuer SA
4.75%, 10/15/28 (a)	325	282
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	1,000	701
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	600	571
Hertz Corp.
5.00%, 12/1/29 (a)	400	309
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	200	173
Lannett Co., Inc.
7.75%, 4/15/26 (a)	500	214
Medline Borrower LP
5.25%, 10/1/29 (a)	500	412
Metis Merger Sub LLC
6.50%, 5/15/29 (a)	600	478
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29 (a)	600	486
Molina Healthcare, Inc.
4.38%, 6/15/28 (a)	275	246
Nathan’s Famous, Inc.
6.63%, 11/1/25 (a)	750	723
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/1/28 (a)	500	466
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	650	456
Performance Food Group, Inc.
5.50%, 10/15/27 (a)	750	696
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	500	469
Post Holdings, Inc.
5.50%, 12/15/29 (a)	150	134
PROG Holdings, Inc.
6.00%, 11/15/29 (a)	325	246
RP Escrow Issuer LLC
5.25%, 12/15/25 (a)	500	433
Select Medical Corp.
6.25%, 8/15/26 (a)	250	234
Service Corp. International
5.13%, 6/1/29	250	236
Signal Parent, Inc.
6.13%, 4/1/29 (a)	500	313

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 3/1/29 (a)	500	424
Sotheby’s
7.38%, 10/15/27 (a)	450	418
Spectrum Brands, Inc.,
3.88%, 3/15/31 (a)	250	202
5.00%, 10/1/29 (a)	250	217
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	300	275
10.00%, 4/15/27 (a)	500	485
Tenet Healthcare Corp.
6.13%, 10/1/28 (a)	500	429
US Acute Care Solutions LLC
6.38%, 3/1/26 (a)	750	673
US Foods, Inc.
4.63%, 6/1/30 (a)	250	211
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	500	472
		21,721
Energy (14.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 6/15/29 (a)	950	853
Archrock Partners LP/Archrock Partners Finance Corp.,
6.25%, 4/1/28 (a)	200	177
6.88%, 4/1/27 (a)	300	274
Baytex Energy Corp.
8.75%, 4/1/27 (a)	250	251
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	767
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	300	278
CNX Resources Corp.
6.00%, 1/15/29 (a)	850	796
Colgate Energy Partners III LLC
5.88%, 7/1/29 (a)	900	790
Comstock Resources, Inc.,
5.88%, 1/15/30 (a)	350	302
6.75%, 3/1/29 (a)	500	449
CrownRock LP/CrownRock Finance, Inc.,
5.00%, 5/1/29 (a)	250	225
5.63%, 10/15/25 (a)	700	660
DT Midstream, Inc.
4.13%, 6/15/29 (a)	225	191
Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28 (a)	650	621
6.63%, 7/15/25 (a)	250	252
Energy Ventures Gom LLC/EnVen Finance Corp.
11.75%, 4/15/26 (a)	720	730
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	840	757
Hess Midstream Operations LP
4.25%, 2/15/30 (a)	300	252
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 2/1/29 (a)	275	242
6.25%, 11/1/28 (a)	225	212
Holly Energy Partners LP/Holly Energy Finance Corp.
6.38%, 4/15/27 (a)	450	424
ITT Holdings LLC
6.50%, 8/1/29 (a)	900	722

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Kinetik Holdings LP
5.88%, 6/15/30	500	477
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	700	661
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
10.00%, 2/29/24 (a)	218	220
11.50%, 2/28/25 (a)	992	980
Matador Resources Co.
5.88%, 9/15/26	1,200	1,156
Murphy Oil Corp.,
5.88%, 12/1/27	615	575
6.38%, 7/15/28	550	514
NuStar Logistics LP
6.38%, 10/1/30	900	783
Occidental Petroleum Corp.,
3.20%, 8/15/26	520	469
6.13%, 1/1/31	1,405	1,427
Oceaneering International, Inc.
6.00%, 2/1/28	875	772
Parkland Corp.,
4.50%, 10/1/29 (a)	250	203
4.63%, 5/1/30 (a)	250	203
PBF Holding Co. LLC/PBF Finance Corp.,
Series WI
6.00%, 2/15/28	750	637
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	450	410
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	300	272
Southwestern Energy Co.
4.75%, 2/1/32	300	257
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	400	330
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.00%, 12/31/30 (a)	500	416
7.50%, 10/1/25 (a)	250	242
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	900	849
Viper Energy Partners LP
5.38%, 11/1/27 (a)	830	795
		22,873
Finance (7.8%)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	500	445
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	125	103
Armor Holdco Inc.
8.50%, 11/15/29 (a)	100	83
BroadStreet Partners, Inc.
5.88%, 4/15/29 (a)	450	353
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 4/1/27 (a)	550	457
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	700	579
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	225	193

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28 (a)	250	233
Enact Holdings, Inc.
6.50%, 8/15/25 (a)	350	331
Freedom Mortgage Corp.,
6.63%, 1/15/27 (a)	250	186
7.63%, 5/1/26 (a)	325	254
8.25%, 4/15/25 (a)	391	330
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	400	335
Howard Hughes Corp.
4.13%, 2/1/29 (a)	400	309
HUB International Ltd.
7.00%, 5/1/26 (a)	582	548
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	250	202
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	261
iStar, Inc.
4.25%, 8/1/25	250	231
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	500	446
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 8/15/28 (a)	500	413
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	500	438
LD Holdings Group LLC,
6.13%, 4/1/28 (a)	250	153
6.50%, 11/1/25 (a)	350	238
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	300	257
MGIC Investment Corp.
5.25%, 8/15/28	300	269
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	250	220
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.
6.38%, 2/1/27 (a)	1,000	959
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	400	349
PRA Group, Inc.
5.00%, 10/1/29 (a)	310	257
Radian Group, Inc.
4.88%, 3/15/27	500	449
RHP Hotel Properties LP/RHP Finance Corp.,
4.50%, 2/15/29 (a)	250	212
4.75%, 10/15/27	250	222
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	217
Ryan Specialty Group LLC
4.38%, 2/1/30 (a)	225	196
SBA Communications Corp.,
Series WI
3.88%, 2/15/27	300	275
StoneX Group, Inc.
8.63%, 6/15/25 (a)	899	903
United Wholesale Mortgage LLC
5.50%, 4/15/29 (a)	300	230
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 4/15/28 (a)	275	227

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

VistaJet Malta Finance PLC/XO Management Holding, Inc.
6.38%, 2/1/30 (a)	400	321
		12,684
Industrials (15.3%)
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	1,000	750
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	500	424
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	250	212
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	457
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	575	429
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	850	792
Cornerstone Building Brands, Inc.
6.13%, 1/15/29 (a)	275	177
Covanta Holding Corp.
4.88%, 12/1/29 (a)	450	367
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	800	579
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	250	219
EnerSys
4.38%, 12/15/27 (a)	350	309
EnPro Industries, Inc.
5.75%, 10/15/26	750	725
Fly Leasing Ltd.
7.00%, 10/15/24 (a)	650	474
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	688	598
GFL Environmental, Inc.,
4.38%, 8/15/29 (a)	200	161
4.75%, 6/15/29 (a)	300	249
Graham Packaging Co., Inc.
7.13%, 8/15/28 (a)	550	442
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	500	433
Griffon Corp.
5.75%, 3/1/28	750	683
Harsco Corp.
5.75%, 7/31/27 (a)	750	601
Hillenbrand, Inc.
3.75%, 3/1/31	250	202
II-VI, Inc.
5.00%, 12/15/29 (a)	450	394
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28 (a)	500	415
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	984
Koppers, Inc.
6.00%, 2/15/25 (a)	750	698
Manitowoc Co., Inc.
9.00%, 4/1/26 (a)	750	699

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,000	874
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 2/1/30 (a)	600	484
Moog, Inc.
4.25%, 12/15/27 (a)	250	217
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	450	393
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (a)	450	371
9.75%, 7/15/28 (a)	500	428
OI European Group BV
4.75%, 2/15/30 (a)	250	210
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	188	176
PGT Innovations, Inc.
4.38%, 10/1/29 (a)	600	474
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)	250	213
Seaspan Corp.
5.50%, 8/1/29 (a)	500	400
SRM Escrow Issuer LLC
6.00%, 11/1/28 (a)	400	339
Standard Industries, Inc.
5.00%, 2/15/27 (a)	250	223
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	250	241
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29 (a)	250	218
TK Elevator US Newco, Inc.
5.25%, 7/15/27 (a)	550	491
TopBuild Corp.,
3.63%, 3/15/29 (a)	250	197
4.13%, 2/15/32 (a)	150	116
TransDigm, Inc.
5.50%, 11/15/27	800	681
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	750	690
TriMas Corp.
4.13%, 4/15/29 (a)	400	342
Triumph Group, Inc.,
6.25%, 9/15/24 (a)	700	625
8.88%, 6/1/24 (a)	222	224
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	750	704
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	400	337
Tutor Perini Corp.
6.88%, 5/1/25 (a)	750	614
Victors Merger Corp.
6.38%, 5/15/29 (a)	750	459
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	325	260
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	423
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	750	688
XPO Logistics, Inc.
6.25%, 5/1/25 (a)	136	135
		24,720

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Technology (3.6%)
1Life Healthcare, Inc.
3.00%, 6/15/25	500	413
Booz Allen Hamilton, Inc.
4.00%, 7/1/29 (a)	250	218
Boxer Parent Co., Inc.
7.13%, 10/2/25 (a)	600	575
CDK Global, Inc.
5.25%, 5/15/29 (a)	250	247
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	375	309
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	350	183
9.38%, 7/15/25 (a)	325	228
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)	300	260
KBR, Inc.
4.75%, 9/30/28 (a)	330	291
Minerva Merger Sub, Inc.
6.50%, 2/15/30 (a)	500	417
NCR Corp.
5.13%, 4/15/29 (a)	250	212
ON Semiconductor Corp.
3.88%, 9/1/28 (a)	200	176
Playtika Holding Corp.
4.25%, 3/15/29 (a)	700	579
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	625	409
Rocket Software, Inc.
6.50%, 2/15/29 (a)	500	362
Unisys Corp.
6.88%, 11/1/27 (a)	375	328
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	702	600
		5,807
Utilities (0.1%)
Calpine Corp.
5.13%, 3/15/28 (a)	100	88
		152,880
Variable Rate Senior Loan Interests (3.1%)
Communication Services (0.2%)
CommScope, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 3.25%, 4.92%, 4/6/26 (b)	340	307

Communications (0.9%)
CMG Media Corporation,
2021 Term Loan
1 Month USD LIBOR + 3.50%, 5.17%, 12/17/26 (b)	691	639
DirecTV Financing, LLC,
Term Loan
1 Month USD LIBOR + 5.00%, 6.67%, 8/2/27 (b)	933	861
		1,500

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Consumer, Cyclical (0.7%)
Playa Resorts Holding B.V.,
2017 Term Loan B
1 Month USD LIBOR + 2.75%, 4.42%, 4/29/24 (b)	587	556
TopGolf International, Inc.,
Term Loan B
1 Month USD LIBOR + 6.25%, 7.89%, 2/9/26 (b)	484	478
		1,034
Consumer, Non-Cyclical (0.4%)
H Food Holdings LLC,
2018 Term Loan B
1 Month USD LIBOR + 3.69%, 5.35%, 5/23/25 (b)	648	584

Energy (0.0%) (c)
Gavilan Resources, LLC,
2nd Lien Term Loan
3 Month USD LIBOR, 3.25%, 3/1/24 (b)	1,000	—

Industrials (0.9%)
Associated Asphalt Partners, LLC,
2017 Term Loan B
1 Month USD LIBOR + 5.25%, 6.92%, 4/5/24 (b)	949	677
Peloton Interactive, Inc.,
Term Loan
SOFR + 6.50%, 8.35%, 5/25/27 (b)	400	383
Titan Acquisition Limited,
2018 Term Loan B
6 Month USD LIBOR + 3.00%, 5.88%, 3/28/25 (b)	503	463
		1,523
		4,948
Total Fixed Income Securities (Cost $185,490)		157,828

	Shares
Common Stocks (0.0%) (c)
Auto Components (0.0%)
Exide Technologies (d)	592	—

Equity Real Estate Investment Trusts (REITs) (0.0%) (c)
American Gilsonite Co.	500	3

Machinery (0.0%) (c)
Iracore International Holdings, Inc., Class A (e)	470	6

Semiconductors & Semiconductor Equipment (0.0%) (c)
UC Holdings, Inc.	2,826	30
Total Common Stocks (Cost $151)		39
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $377) (f)	376,576	377
Total Investments (97.9%) (Cost $186,018) (g)(h)		158,244
Other Assets in Excess of Liabilities (2.1%)		3,354
Net Assets (100.0%)		$161,598

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Amount is less than 0.05%.
(d)	Non-income producing security.
(e)	At June 30, 2022, the Fund held a fair valued security valued at $6,000, representing 0.00% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the Nine months ended June 30, 2022, advisory fees paid were reduced by less than $1,000 relating to the Fund’s investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the Nine months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.
(h)	At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $284,000 and the aggregate gross unrealized depreciation is approximately $28,058,000, resulting in net unrealized depreciation of approximately $27,774,000.
CDI	CHESS Depositary Interest.
LIBOR	London Interbank Offered Rate.
REITs	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	23.8%
Industrials	16.1
Energy	14.6
Consumer, Non-Cyclical	13.7
Communications	11.1
Finance	8.0
Others*	7.1
Basic Materials	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (99.3%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.31%, 2.49%, 3/1/37	$174		$181
1 Year CMT + 2.33%, 2.61%, 7/1/38	141		146
1 Year CMT + 2.34%, 2.75%, 1/1/36	147		152
1 Year CMT + 2.18%, 2.81%, 6/1/38	65		67
			546
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.0%) (a)
Safina Ltd.
2.00%, 12/30/23	136		135

Agency Fixed Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	51		52
6.50%, 4/1/24	—	@	—	@
7.50%, 5/1/35	12		12
8.00%, 8/1/32	7		7
8.50%, 8/1/31	8		9
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 – 7/1/24	90		91
5.00%, 12/1/23 – 12/1/24	49		50
6.00%, 9/1/37	30		33
6.50%, 2/1/28 – 10/1/32	95		101
7.00%, 7/1/29 – 3/1/37	116		123
7.50%, 8/1/37	15		17
8.00%, 4/1/33	27		30
8.50%, 10/1/32	13		15
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	52		57
8.50%, 7/15/30	7		8
			605
Asset-Backed Securities (16.1%)
Affirm Asset Securitization Trust
4.55%, 6/15/27	1,310		1,300
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 2.14%, 1/15/32 (b)(c)	1,725		1,683
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (c)	595		549
2.24%, 6/25/66 (c)	797		746
AMSR Trust
2.11%, 9/17/37 (c)	975		889
Aqua Finance Trust,
1.54%, 7/17/46 (c)	693		641
3.14%, 7/16/40 (c)	113		110
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
1 Month USD LIBOR + 1.07%, 2.39%, 8/15/34 (b)(c)	1,200		1,152
Bayview Opportunity Master Fund Trust
3.50%, 1/28/55 (b)(c)	—	@	—	@

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

Blackbird Capital Aircraft
2.44%, 7/15/46 (c)	752	644
CFMT 2020-HB4 LLC
2.72%, 12/26/30 (b)(c)	1,625	1,558
Cologix Data Centers US Issuer LLC
3.30%, 12/26/51 (c)	1,225	1,129
Commonbond Student Loan Trust
1.20%, 3/25/52 (c)	1,130	1,046
Credit Acceptance Auto Loan Trust
1.26%, 10/15/30 (c)	680	641
ECMC Group Student Loan Trust,
Class A1B
1 Month USD LIBOR + 1.00%, 2.62%, 1/27/70 (b)(c)	762	745
ELFI Graduate Loan Program 2021-A LLC
1.53%, 12/26/46 (c)	1,611	1,464
Falcon Aerospace Ltd.
3.60%, 9/15/39 (c)	312	264
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (c)	31	31
FCI Funding 2021-1 LLC
1.13%, 4/15/33 (c)	383	374
FHF Trust,
0.83%, 12/15/26 (c)	591	567
1.27%, 3/15/27 (c)	352	338
Finance of America HECM Buyout
1.71%, 7/25/30 (b)(c)	1,248	1,228
Ford Credit Auto Owner Trust
1.06%, 4/15/33 (c)	3,840	3,477
Foundation Finance Trust,
3.30%, 7/15/33 (c)	15	15
3.86%, 11/15/34 (c)	152	151
GAIA Aviation Ltd.
3.97%, 12/15/44 (c)	492	455
GCI Funding I LLC
2.82%, 10/18/45 (c)	1,152	1,065
GM Financial Automobile Leasing Trust
0.80%, 7/20/23	66	66
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (c)	1,725	1,635
Class A2
3.21%, 1/22/29 (c)	1,360	1,300
Kubota Credit Owner Trust
0.59%, 10/15/24 (c)	653	640
Loanpal Solar Loan Ltd.,
2.22%, 3/20/48 (c)	1,409	1,207
2.29%, 1/20/48 (c)	1,093	948
Lunar 2021-1 Structured Aircraft Portfolio Notes
2.64%, 10/15/46 (c)	1,698	1,549
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (c)	383	348
MAPS Trust
2.52%, 6/15/46 (c)	886	771
Marlin Receivables 2022-1 LLC
5.02%, 9/20/29	1,775	1,782
Mercedes-Benz Auto Receivables Trust
0.55%, 2/18/25	204	201
Mercury Financial Credit Card Master Trust
1.54%, 3/20/26 (c)	1,725	1,642
MFA 2021-NPL1 LLC
2.36%, 3/25/60 (c)	1,070	1,034

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

Monroe Capital ABS Funding 2021-1 Ltd.
2.82%, 4/22/31 (c)	1,625	1,516
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (c)	1,027	888
2.10%, 4/20/46 (c)	225	204
Navient Private Education Refi Loan Trust
0.94%, 7/15/69 (c)	1,136	1,033
Nelnet Student Loan Trust
1.32%, 4/20/62 (c)	1,091	1,003
New Residential Advance Receivables Trust,
1.03%, 12/16/52 (c)	470	461
1.43%, 8/15/53 (c)	1,170	1,118
Newday Funding Master Issuer PLC,
SOFR + 0.95%, 1.73%, 7/15/29 (b)(c)	1,175	1,160
SOFR + 1.10%, 1.88%, 3/15/29 (b)(c)	1,760	1,741
NRZ Advance Receivables Trust,
1.32%, 10/15/52 (c)	270	267
1.48%, 9/15/53 (c)	1,380	1,319
NRZ Excess Spread-Collateralized Notes,
2.98%, 3/25/26 (c)	1,216	1,118
Class A
3.10%, 7/25/26 (c)	992	905
3.23%, 5/25/26 (c)	1,494	1,367
3.47%, 11/25/26 (c)	1,366	1,278
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (c)	442	421
NYCTL Trust
2.19%, 11/10/32 (c)	113	112
Octane Receivables Trust,
1.21%, 9/20/28 (c)	419	405
4.18%, 3/20/28 (c)	1,270	1,264
Ocwen Master Advance Receivables Trust
1.28%, 8/15/52 (c)	1,041	1,039
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 2.11%, 8/20/30 (b)	45	44
Oxford Finance Funding LLC
3.10%, 2/15/28 (c)	257	255
Palmer Square CLO 2018-2 Ltd.
3 Month USD LIBOR + 1.10%, 2.14%, 7/16/31 (b)(c)	1,225	1,198
PFS Financing Corp.,
0.77%, 8/15/26 (c)	1,310	1,216
0.97%, 2/15/26 (c)	960	912
PNMAC FMSR Issuer Trust
1 Month USD LIBOR + 2.35%, 3.97%, 4/25/23 (b)(c)	1,000	990
PRET 2021-NPL6 LLC
2.49%, 7/25/51 (c)	1,026	964
ReadyCap Lending Small Business Loan Trust
PRIME - 0.50%, 4.25%, 12/27/44 (b)(c)	142	136
Republic Finance Issuance Trust
2.47%, 11/20/30 (c)	500	481
S-Jets Ltd.
3.97%, 8/15/42 (c)	1,498	1,319
SMB Private Education Loan Trust,
1.34%, 3/17/53 (c)	757	703
1.68%, 2/15/51 (c)	859	801
Southwick Park CLO LLC
3 Month USD LIBOR + 1.06%, 2.12%, 7/20/32 (b)(c)	2,000	1,953
SPS Servicer Advance Receivables Trust
1.83%, 11/15/55 (c)	2,100	1,920

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

START Ireland
4.09%, 3/15/44 (c)	672		617
Start Ltd.
4.09%, 5/15/43 (c)	1,541		1,353
Theorem Funding Trust,
Class A
1.21%, 12/15/27 (c)	774		757
Towd Point Mortgage Trust,
1.75%, 10/25/60 (c)	605		558
1 Month USD LIBOR + 0.60%, 2.22%, 2/25/57 (b)(c)	91		90
2.75%, 4/25/57 (b)(c)	20		20
VCP RRL ABS I Ltd.,
Class A
2.15%, 10/20/31 (c)	443		441
Verizon Owner Trust,
0.47%, 2/20/25	950		935
2.93%, 9/20/23	3		3
			71,670
Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	189		205
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 1.08%, 5/20/63 (b)	6		6
1 Month USD LIBOR + 0.45%, 1.25%, 5/20/62 (b)	—	@	—	@
1 Month USD LIBOR + 0.60%, 1.40%, 1/20/64 (b)	87		87
REMIC
1 Month USD LIBOR + 0.50%, 1.30%, 3/20/61 (b)	84		84
1 Month USD LIBOR + 0.56%, 1.36%, 9/20/62 (b)	233		232
			614
Commercial Mortgage-Backed Securities (3.5%)
Alen 2021-ACEN Mortgage Trust
1 Month USD LIBOR + 1.15%, 2.47%, 4/15/34 (b)(c)	1,200		1,155
BX Commercial Mortgage Trust,
Class A
1 Month USD LIBOR + 0.70%, 2.02%, 4/15/34 (b)(c)	2,100		2,039
Credit Suisse Mortgage Capital Certificates
3.53%, 8/15/37 (c)	575		530
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.00%, 4.32%, 12/15/35 (b)(c)	2,125		2,102
CSWF Commercial Mortgage Trust
1 Month USD LIBOR + 0.97%, 2.29%, 6/15/34 (b)(c)	1,787		1,735
DROP Mortgage Trust
1 Month USD LIBOR + 1.15%, 2.47%, 10/15/43 (b)(c)	1,700		1,643
HPLY Trust
1 Month USD LIBOR + 2.35%, 3.67%, 11/15/36 (b)(c)	388		362
J.P. Morgan Chase Commercial Mortgage Securities Trust,
4.13%, 7/5/31 (c)	1,100		1,083
Class A
1 Month USD LIBOR + 1.12%, 2.44%, 11/15/38 (b)(c)	2,450		2,355
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 2.20%, 3.52%, 7/15/36 (b)(c)	850		832
TPGI Trust,
Class A
1 Month USD LIBOR + 0.70%, 2.02%, 6/15/26 (b)(c)	1,175		1,124

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

TTAN 2021-MHC,
Class A
1 Month USD LIBOR + 0.85%, 2.18%, 3/15/38 (b)(c)	848		817
			15,777
Corporate Bonds (60.4%)
Finance (28.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	2,000		1,849
2.45%, 10/29/26	850		741
Air Lease Corp.
0.80%, 8/18/24	2,895		2,653
Athene Global Funding,
2.75%, 6/25/24 (c)	2,280		2,204
3.21%, 3/8/27 (c)	2,125		1,934
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (c)	2,500		2,470
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (c)	625		576
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23	1,600		1,544
Banco Santander Chile
2.70%, 1/10/25 (c)	800		767
Bank of America Corp.,
3.38%, 4/2/26	2,310		2,242
3.88%, 8/1/25	3,900		3,889
Bank of Nova Scotia (The)
1.05%, 3/2/26	5,050		4,526
Banque Federative du Credit Mutuel SA
2.38%, 11/21/24 (c)	3,480		3,338
BNP Paribas SA
2.82%, 11/19/25 (c)	3,780		3,615
BPCE SA
2.38%, 1/14/25 (c)	2,635		2,505
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	1,130		1,084
3.30%, 4/7/25	2,270		2,229
Citigroup, Inc.,
3.11%, 4/8/26	2,000		1,922
3.35%, 4/24/25	6,770		6,637
Corebridge Financial, Inc.
3.50%, 4/4/25 (c)	2,280		2,218
Deutsche Bank AG,
Series E
0.96%, 11/8/23	3,950		3,787
Elevance Health Inc.
0.00%,	—	@	—	@
Elevance Health, Inc.,
1.50%, 3/15/26	2,830		2,588
2.38%, 1/15/25	1,000		964
Equitable Financial Life Global Funding
1.40%, 7/7/25 (c)	3,300		3,036
GA Global Funding Trust
1.63%, 1/15/26 (c)	4,070		3,692
Goldman Sachs Group, Inc. (The),
3.27%, 9/29/25	6,500		6,322
3.50%, 1/23/25	1,750		1,726
Guardian Life Global Funding
0.88%, 12/10/25 (c)	2,450		2,211

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

HSBC Holdings PLC,
2.63%, 11/7/25	1,850		1,766
3.80%, 3/11/25	3,350		3,306
JPMorgan Chase & Co.,
2.01%, 3/13/26	2,000		1,875
4.08%, 4/26/26	4,500		4,450
LeasePlan Corp. NV
2.88%, 10/24/24 (c)	1,275		1,222
M&T Bank Corp.
0.00%,	—	@	—	@
Macquarie Bank Ltd.
2.30%, 1/22/25 (c)	3,475		3,333
Macquarie Group Ltd.
1.34%, 1/12/27 (c)	3,060		2,694
NongHyup Bank
1.25%, 7/20/25 (c)	690		638
Nordea Bank Abp
1.50%, 9/30/26 (c)	5,075		4,512
Royal Bank of Canada
1.20%, 4/27/26	7,020		6,318
Santander UK Group Holdings PLC
4.80%, 11/15/24	5,510		5,513
Societe Generale SA
2.63%, 1/22/25 (c)	1,175		1,118
Standard Chartered PLC
0.99%, 1/12/25 (c)	4,795		4,533
Sumitomo Mitsui Financial Group, Inc.
2.35%, 1/15/25	6,480		6,205
Suncorp-Metway Ltd.
3.30%, 4/15/24 (c)	1,980		1,960
Wells Fargo & Co.
3.91%, 4/25/26	1,975		1,945
			124,657
Industrials (29.0%)
7-Eleven, Inc.
0.80%, 2/10/24 (c)	3,160		2,996
AbbVie, Inc.
3.80%, 3/15/25	6,515		6,471
Altria Group, Inc.
2.35%, 5/6/25	1,500		1,418
American Tower Corp.
2.40%, 3/15/25	600		568
Amphenol Corp.
2.05%, 3/1/25	1,250		1,195
AT&T, Inc.
1.70%, 3/25/26	2,840		2,600
Baxalta, Inc.
4.00%, 6/23/25	1,075		1,070
Baxter International, Inc.
1.92%, 2/1/27	4,230		3,792
Bayer US Finance LLC
3.38%, 10/8/24 (c)	1,740		1,700
BMW US Capital LLC
3.25%, 4/1/25 (c)	1,575		1,557
Boeing Co. (The)
4.88%, 5/1/25	2,460		2,454
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	250		223

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

Charter Communications Operating LLC/Charter Communications
Operating Capital
4.91%, 7/23/25	850	853
Cigna Corp.
4.50%, 2/25/26	3,025	3,060
Continental Resources, Inc.
2.27%, 11/15/26 (c)	1,000	888
Daimler Finance North America LLC
3.30%, 5/19/25 (c)	2,510	2,463
Daimler Trucks Finance North America LLC,
1.13%, 12/14/23 (c)	575	552
2.00%, 12/14/26 (c)	2,025	1,821
Dell International LLC/EMC Corp.
5.45%, 6/15/23	523	528
DuPont de Nemours, Inc.
4.49%, 11/15/25	875	882
Eastern Energy Gas Holdings LLC
3.55%, 11/1/23	2,050	2,045
Energy Transfer LP,
2.90%, 5/15/25	4,130	3,930
4.75%, 1/15/26	325	324
Enterprise Products Operating LLC
3.90%, 2/15/24	1,200	1,199
Fox Corp.
4.03%, 1/25/24	1,200	1,201
General Motors Financial Co., Inc.,
1.50%, 6/10/26	2,890	2,526
3.95%, 4/13/24	1,250	1,242
Genuine Parts Co.
1.75%, 2/1/25	740	698
Georgia-Pacific LLC
1.75%, 9/30/25 (c)	4,080	3,784
Glencore Funding LLC
4.13%, 3/12/24 (c)	1,225	1,220
GSK Consumer Healthcare Co.
3.02%, 3/24/24 (c)	750	739
HCA, Inc.
5.00%, 3/15/24	1,600	1,609
Hyundai Capital America,
1.25%, 9/18/23 (c)	1,380	1,338
1.30%, 1/8/26 (c)	2,780	2,471
2.38%, 2/10/23 (c)	590	583
Hyundai Capital Services, Inc.
2.13%, 4/24/25 (c)	1,000	946
Imperial Brands Finance PLC
3.13%, 7/26/24 (c)	2,015	1,953
International Flavors & Fragrances, Inc.
1.23%, 10/1/25 (c)	2,250	2,032
JDE Peet’s NV
0.80%, 9/24/24 (c)	3,025	2,813
Kinder Morgan, Inc.
1.75%, 11/15/26	2,640	2,344
Magallanes, Inc.
3.43%, 3/15/24 (c)	2,110	2,070
Mitsubishi Corp.
1.13%, 7/15/26 (c)	2,610	2,334
Mondelez International Holdings Netherlands BV,
1.25%, 9/24/26 (c)	2,910	2,589
2.25%, 9/19/24 (c)	950	921
NBN Co. Ltd.
1.45%, 5/5/26 (c)	2,770	2,502

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

Nissan Motor Co. Ltd.
3.04%, 9/15/23 (c)	2,640	2,597
NTT Finance Corp.
1.16%, 4/3/26 (c)	6,790	6,111
Nucor Corp.
2.00%, 6/1/25	975	918
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25	1,540	1,466
PerkinElmer, Inc.
0.85%, 9/15/24	4,440	4,113
Pioneer Natural Resources Co.
1.13%, 1/15/26	4,490	4,017
Royalty Pharma PLC
1.20%, 9/2/25	1,475	1,317
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	1,320	1,333
Sealed Air Corp.
1.57%, 10/15/26 (c)	1,725	1,502
Siemens Financieringsmaatschappij NV
3.25%, 5/27/25 (c)	2,740	2,707
Silgan Holdings, Inc.
1.40%, 4/1/26 (c)	1,875	1,677
Sky Ltd.
3.75%, 9/16/24 (c)	2,330	2,325
Skyworks Solutions, Inc.
0.90%, 6/1/23	1,750	1,692
Sonoco Products Co.
1.80%, 2/1/25	1,460	1,372
Spectra Energy Partners LP
4.75%, 3/15/24	750	757
SYNNEX Corp.
1.25%, 8/9/24 (c)	5,815	5,432
Take-Two Interactive Software, Inc.
3.30%, 3/28/24	780	770
TSMC Global Ltd.
0.75%, 9/28/25 (c)	1,575	1,437
VICI Properties LP
4.38%, 5/15/25	1,880	1,839
Williams Cos., Inc.
4.30%, 3/4/24	1,330	1,336
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	2,400	2,261
		129,483
Utilities (3.4%)
Ameren Corp.
2.50%, 9/15/24	2,510	2,435
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,350
CenterPoint Energy, Inc.
2.50%, 9/1/24	2,500	2,419
Dominion Energy, Inc.,
Series A
1.45%, 4/15/26	2,355	2,133
Eversource Energy
4.20%, 6/27/24	1,840	1,847
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	2,825	2,550

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

NiSource, Inc.
0.95%, 8/15/25	1,550	1,394
Southern Co.
4.48%, 8/1/24 (d)	1,175	1,180
		15,308
		269,448
Mortgages - Other (13.2%)
Ajax Mortgage Loan Trust
1.07%, 9/25/65 (b)(c)	822	754
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50 (b)(c)	812	782
BRAVO Residential Funding Trust
2.00%, 5/25/59 (b)(c)	759	700
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)	1,844	1,627
1.75%, 10/25/61 (b)(c)	1,988	1,789
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55 (b)(c)	300	291
BX Trust BX 2022 VAMF
1 Month Term SOFR + 1.58%, 2.86%, 1/15/39 (b)(c)	820	779
Cascade Funding Mortgage Trust,
0.90%, 6/25/36 (b)(c)	1,478	1,452
1.37%, 2/25/31 (b)(c)	1,600	1,537
1.94%, 9/25/50 (b)(c)	1,711	1,582
2.80%, 6/25/69 (b)(c)	309	301
4.00%, 10/25/68 (b)(c)	313	308
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	46	46
CIM Trust
3.00%, 4/25/57 (b)(c)	51	51
CIM Trust 2021-NR2
2.57%, 7/25/59 (c)	1,191	1,139
Credit Suisse Mortgage Capital Certificates,
0.94%, 5/25/66 (b)(c)	980	853
1.18%, 2/25/66 (b)(c)	926	881
CSMC 2022-MARK
3.97%, 6/15/39	1,570	1,566
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (b)(c)	1,700	1,522
4.45%, 1/25/26 (b)(c)	1,500	1,393
Class A
3.62%, 7/25/26 (b)(c)	1,550	1,406
Freddie Mac
SOFR30A + 1.30%, 2.23%, 2/25/42 (b)(c)	811	792
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 1.97%, 8/25/60 (b)(c)	20	20
Headlands Residential 2021-RPL1 LLC
2.49%, 9/25/26 (b)(c)	1,940	1,812
Homeward Opportunities Fund Trust
3.23%, 8/25/25 (c)	1,001	991
Imperial Fund Mortgage Trust,
1.38%, 10/25/55 (b)(c)	525	502
1.60%, 11/25/56 (b)(c)	946	842
2.49%, 2/25/67 (b)(c)	1,448	1,373
Lanark Master Issuer PLC
2.28%, 12/22/69 (b)(c)	360	359
Legacy Mortgage Asset Trust
3.25%, 2/25/60 (c)	1,002	981

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

LHOME Mortgage Trust,
2.09%, 9/25/26 (b)(c)	700	673
3.23%, 10/25/24 (c)	101	101
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.70%, 1.37%, 2/25/55 (b)(c)	960	945
1 Month USD LIBOR + 0.80%, 2.42%, 11/25/53 (b)(c)	504	501
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 0.95%, 2.27%, 8/15/38 (b)(c)	2,080	2,005
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 – 8/25/55(b)(c)	130	126
3.96%, 9/25/57 (b)(c)	250	246
NewRez Warehouse Securitization Trust
1 Month USD LIBOR + 0.75%, 2.37%, 5/25/55 (b)(c)	1,275	1,263
NYMT Loan Trust
2.94%, 10/25/60 (b)(c)	1,680	1,632
Oceanview Mortgage Loan Trust
1.73%, 5/28/50 (b)(c)	318	307
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 2.21%, 3/12/61 (b)(c)	142	142
1 Month USD LIBOR + 0.88%, 2.39%, 1/16/60 (b)(c)	58	58
1 Month USD LIBOR + 0.95%, 2.56%, 8/18/60 (b)(c)	87	86
1 Month USD LIBOR + 1.00%, 2.61%, 6/20/60 (b)(c)	81	81
Preston Ridge Partners LLC,
1.74%, 9/25/26 (b)(c)	1,140	1,066
1.87%, 8/25/26 (c)	1,585	1,480
2.12%, 1/25/26 – 3/25/26(b)(c)	1,351	1,291
2.36%, 10/25/26 (c)	1,492	1,407
Pretium Mortgage Credit Partners I LLC
2.24%, 9/27/60 (c)	645	613
Residential Mortgage Loan Trust
1.65%, 5/25/60 (b)(c)	386	382
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 1.68%, 12/5/59 (b)(c)	64	64
1 Month USD LIBOR + 0.93%, 1.73%, 9/5/57 (b)(c)	114	114
RESIMAC Premier Trust
1 Month USD LIBOR + 0.95%, 2.15%, 2/10/51 (b)(c)	152	152
RMF Buyout Issuance Trust
1.72%, 10/25/50 (b)(c)	1,875	1,784
RMF Proprietary Issuance Trust
2.13%, 9/25/61 (b)(c)	1,758	1,570
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	587	570
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 2.22%, 8/20/34 (b)	106	100
Silver Hill Trust
3.10%, 11/25/49 (b)(c)	494	476
Stanwich Mortgage Loan Co. LLC
2.74%, 10/16/26 (c)	1,678	1,613
Towd Point HE Trust
0.92%, 2/25/63 (b)(c)	1,233	1,178
TVC Mortgage Trust
3.47%, 9/25/24 (c)	168	168
VCAT Asset Securitization, 2021-NPL6 LLC
1.92%, 9/25/51 (c)	1,763	1,662
Verus Securitization Trust
1.03%, 2/25/66 (b)(c)	733	666
Vista Point Securitization Trust
1.76%, 3/25/65 (b)(c)	14	14
VMC Finance 2021-HT1 LLC
1 Month USD LIBOR + 1.65%, 3.26%, 1/18/37 (b)(c)	1,819	1,786
VOLT XCIII LLC
1.89%, 2/27/51 (c)	912	868

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio

Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

VOLT XCIV LLC
2.24%, 2/27/51 (c)	1,060	1,011
VOLT XCIX LLC
2.12%, 4/25/51 (c)	1,373	1,303
VOLT XCVI LLC
2.12%, 3/27/51 (c)	1,007	965
		58,900
Municipal Bond (0.1%)
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds, Series 2021
1.85%, 6/1/31	195	195

Sovereign (0.4%)
Korea National Oil Corp.
0.88%, 10/5/25 (c)	1,680	1,523

Supranational (0.6%)
Corp. Andina de Fomento,
1.63%, 9/23/25	1,750	1,637
2.38%, 5/12/23	1,170	1,162
		2,799
U.S. Treasury Security (4.7%)
U.S. Treasury Notes
2.50%, 5/31/24	20,900	20,713
Total Fixed Income Securities (Cost $469,843)		442,925

Shares
Short-Term Investments (0.8%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1,841)	1,840,603	1,841

	Face Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
1.40%, 10/27/22 (f) (Cost $1,523)	$1,530	1,520
Total Short-Term Investments (Cost $3,364)		3,361
Total Investments (100.1%) (Cost $473,207) (g)(h)(i)		446,286
Liabilities in Excess of Other Assets (—0.1%)		(442)
Net Assets (100.0%)		$445,844

@	Face Amount/Value is less than $500
(a)	Amount is less than 0.05%.
(b)	Floating or variable rate securities: The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2022, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at June 30, 2022.
(g)	Securities are available for collateral in connection with purchase of futures contracts.
(h)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.
(i)	At June 30,2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $938,000 and the aggregate gross unrealized depreciation is approximately $27,099,000,resulting in net unrealized depreciation of approximately $26,161,000.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Note Rate.
LIBOR	London Interbank Offered Rate.
PRIME	Daily US Prime Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2022 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long:
U.S. Treasury 2 yr. Note (United States)	164	Sep-22	$32,800	$34,443	$25

Short:
U.S. Treasury 10 yr. Note (United States)	80	Sep-22	(8,000)	(9,483)	144
U.S. Treasury 5 yr. Note (United States)	573	Sep-22	(57,300)	(64,319)	591
					$760

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	29.0%
Finance	27.9
Asset-Backed Securities	16.1
Others*	13.8
Mortgages - Other	13.2
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $108,245,000 and total unrealized appreciation of approximately $760,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (5.0%)
Domestic Bank (0.6%)
Citibank NA
2.30%, 12/15/22	$60,000	$59,814

International Banks (4.4%)
Qatar National Bank
0.01%, 9/19/22 – 1/31/23	240,000	237,169
Sumitomo Mitsui Banking Corp.
2.70%, 4/26/23	125,000	124,213
Toronto-Dominion Bank,
2.61%, 5/22/23	90,000	89,195
		450,577
Total Certificates of Deposit (Cost $514,173)		510,391

Commercial Paper (a) (21.0%)
Asset-Backed Diversified Financial Services (3.0%)
Barton Capital SA,
2.36%, 12/14/22	20,000	19,730
2.42%, 9/21/22 – 9/22/22	50,000	49,730
Collateralized Commercial Paper FLEX Co. LLC
0.26%, 9/19/22 (b)	131,000	130,418
Thunder Bay Funding LLC,
1.85%, 9/19/22	45,000	44,779
1.87%, 9/22/22	60,000	59,690
		304,347
Automobile (0.5%)
American Honda Finance Corp.
2.08%, 7/26/22	12,650	12,631
VW Credit, Inc.
0.36%, 8/25/22	41,000	40,860
		53,491
Chemicals (1.4%)
BASF SE
1.86%, 7/28/22 (d)	100,000	99,872
Nutrien Ltd.
2.13%, 7/28/22	40,000	39,936
		139,808
Domestic Banks (3.8%)
HSBC USA, Inc.,
2.53%, 12/15/22	110,000	108,450
3.08%, 4/28/23	135,000	130,887
3.41%, 6/9/23	152,500	147,040
		386,377
Finance (5.1%)
CDP Financial, Inc.,
3.92%, 6/22/23	90,000	86,811
3.93%, 6/21/23	115,000	110,940
3.95%, 6/13/23	90,000	86,913

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Citigroup Global Markets, Inc.
2.31%, 12/15/22	40,000	39,451
2.36%, 12/15/22	75,000	73,970
Fidelity National Information Services, Inc.
2.11%, 7/21/22	68,000	67,922
Old Line Funding LLC
1.87%, 9/22/22	60,000	59,666
		525,673
Industrials (0.5%)
Fiserv, Inc.
2.05%, 7/22/22 (d)	45,000	44,945

Insurance (2.0%)
Pricoa Short Term Funding LLC,
1.82%, 9/22/22	50,000	49,734
2.28%, 12/15/22	80,000	78,924
2.33%, 12/15/22	75,000	73,991
		202,649
International Banks (4.7%)
Barclays Bank PLC,
1.90%, 9/22/22	85,000	84,554
2.60%, 4/20/23	100,000	97,965
Landesbank Baden-Wuerttemberg,
1.61%, 7/5/22	20,000	19,995
1.62%, 7/1/22	100,000	99,996
National Australia Bank Ltd.
3.92%, 6/15/23	137,000	132,288
Suncorp Group Ltd.
2.10%, 11/2/22	50,000	49,540
		484,338
Total Commercial Paper (Cost $2,144,769)		2,141,628

Corporate Bonds (7.7%)
Automobile (0.5%)
Daimler Finance North America LLC
2.55%, 8/15/22 (b)	40,000	40,012
Volkswagen Group of America Finance LLC
2.70%, 9/26/22 (b)	11,663	11,646
		51,658
Chemicals (0.5%)
Nutrien Ltd.
3.15%, 10/1/22	53,623	53,659

Consumer, Non-Cyclical (1.2%)
AbbVie, Inc.,
3.20%, 11/6/22	110,549	110,625
3.25%, 10/1/22	11,438	11,438
		122,063

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

Diversified Financial Services (1.9%)
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/22	191,775	191,785

Domestic Bank (1.5%)
Wells Fargo & Co.
2.63%, 7/22/22	150,521	150,539

Health Care Services (0.3%)
CommonSpirit Health
2.95%, 11/1/22	28,075	28,089

Industrials (0.5%)
Fiserv, Inc.
3.50%, 10/1/22	56,025	56,025

International Banks (1.3%)
Mizuho Financial Group, Inc.,
2.60%, 9/11/22	120,910	120,834
3.55%, 3/5/23	13,000	13,044
Sumitomo Mitsui Banking Corp.
3.20%, 7/18/22	619	619
		134,497
Total Corporate Bonds (Cost $789,487)		788,315

Floating Rate Notes (c) (50.5%)
Automobiles (0.5%)
Toyota Motor Credit Corp.,
SOFR + 0.28%, 1.79%, 12/14/22	52,800	52,717

Domestic Bank (0.2%)
Bank of America Securities, Inc.
2.11%, 3/3/23	20,000	20,005

Finance (9.1%)
Citigroup Global Markets Holdings, Inc.
2.29%, 7/10/23	175,000	175,031
Goldman Sachs Bank USA,
SOFR + 0.18%, 1.51%, 8/26/22	200,000	199,963
SOFR + 0.54%, 1.65%, 10/3/22	75,000	75,040
SOFR + 0.23%, 1.72%, 10/14/22	100,000	99,956
SOFR + 0.30%, 1.77%, 2/17/23	150,000	149,782
Old Line Funding LLC,
SOFR + 0.37%, 1.86%, 11/28/22 (b)	100,000	100,015
SOFR + 0.45%, 1.97%, 10/11/22 (b)	130,000	130,027
		929,814
Insurance (0.3%)
Metropolitan Life Global Funding I,
SOFR + 0.57%, 1.41%, 1/13/23 (b)(d)	1,600	1,598
SOFR + 0.35%, 1.77%, 9/8/22 (b)	25,000	24,994
New York Life Global Funding,
SOFR + 0.22%, 1.30%, 2/2/23 (b)	2,700	2,692
SOFR + 0.19%, 1.70%, 6/30/23 (b)	6,802	6,772
		36,056

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

International Banks (40.4%)
ANZ New Zealand International Ltd.,
SOFR + 0.53%, 2.04%, 2/27/23 (b)	60,000	59,978
Bank of Montreal,
SOFR + 0.27%, 1.12%, 4/14/23	2,078	2,067
SOFR + 0.26%, 1.77%, 12/22/22	125,000	124,843
SOFR + 0.28%, 1.79%, 12/21/22	75,000	74,913
SOFR + 0.68%, 2.12%, 3/10/23	314,224	313,572
Bank of Nova Scotia,
SOFR + 0.66%, 2.17%, 7/28/23	145,000	144,986
Barclays Bank PLC,
SOFR + 0.45%, 1.96%, 10/7/22	75,000	75,016
SOFR + 0.60%, 2.11%, 12/15/22	175,000	175,091
Canadian Imperial Bank of Commerce,
SOFR + 0.25%, 1.75%, 12/23/22	200,000	199,826
SOFR + 0.25%, 1.76%, 12/23/22	225,000	224,804
SOFR + 0.28%, 1.79%, 3/3/23	100,000	99,832
Credit Industriel et Commercial,
SOFR + 0.28%, 1.79%, 12/8/22	250,000	249,847
Macquarie Bank Ltd.,
SOFR + 0.18%, 1.70%, 9/16/22 (b)	230,000	229,958
SOFR + 0.30%, 1.82%, 12/1/22(b)	275,000	274,841
SOFR + 0.33%, 1.85%, 12/15/22 (b)	90,000	89,923
Mizuho Bank Ltd.,
SOFR + 0.28%, 1.79%, 2/17/23	20,000	19,966
Mizuho Financial Group, Inc.,
3 Month USD LIBOR + 0.88%, 2.60%, 9/11/22	55,634	55,610
Nordea Bank Abp,
SOFR + 0.52%, 2.03%, 5/12/23	140,000	139,981
Oversea-Chinese Banking Corp. Ltd.,
SOFR + 0.28%, 1.79%, 12/21/22	100,000	99,889
Royal Bank of Canada,
SOFR + 0.25%, 1.76%, 12/1/22(b)	125,000	124,916
SOFR + 0.50%, 2.01%, 3/3/23 (b)	400,000	399,847
Sumitomo Mitsui Banking Corp.,
SOFR + 0.18%, 1.69%, 10/24/22	100,000	99,935
SOFR + 0.28%, 1.79%, 2/10/23	65,000	64,879
Swedbank AB, SOFR + 0.50%
2.02%, 12/15/22	105,000	105,007
Toronto-Dominion Bank,
SOFR + 0.24%, 0.96%, 1/6/23	1,400	1,396
2.01%, 3/30/23	150,000	149,920
2.11%, 12/19/22	241,000	241,108
UBS AG London,
SOFR + 0.19%, 1.04%, 7/13/22 (b)	100,000	100,001
SOFR + 0.64%, 2.15%, 6/21/23 (b)	190,000	190,014
		4,131,966
Total Floating Rate Notes (Cost $5,173,239)		5,170,558

Repurchase Agreements (14.8%)
Bank of America Securities, Inc., (1.97% (c), dated 1/27/22, due 1/27/23; proceeds $300,016; fully collateralized by various Common Stocks and Preferred Stocks valued at $315,000) (Demand 7/1/22)	300,000	300,000
BNP Paribas, (1.77% (c), dated 6/29/22, due 7/7/22; proceeds $230,009; fully collateralized by various Corporate Bonds; 2.30% - 10.50% due 6/1/24 - 6/3/60; valued at $243,748) (Demand 7/1/22) (e)	230,000	230,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

BNP Paribas, (1.84% (c), dated 5/16/22, due 7/7/22; proceeds $80,213; fully collateralized by various Corporate Bonds; 4.50% - 10.50% due 5/1/26 - 10/10/79; valued at $84,796) (Demand 7/1/22) (e)	80,000	80,000
BNP Paribas, (1.84%, dated 6/30/22, due 7/1/22; proceeds $39,002; fully collateralized by various Corporate Bonds; 3.88% - 11.50% due 1/15/23 - 7/15/76; valued at $41,340) (e)	39,000	39,000
JP Morgan Securities LLC, (1.82% (c), dated 11/17/21, due 7/7/22; proceeds $70,821; fully collateralized by various Convertible Bonds, 0.75% - 2.38% due 1/15/24 - 3/15/24 and various Common Stocks and Preferred Stocks valued at $74,664) (Demand 7/1/22)	70,000	70,000
JP Morgan Securities LLC, (1.95% (c), dated 9/1/20, due 9/3/22; proceeds $103,965; fully collateralized by various Convertible Bonds, 1.75% - 2.38% due 3/15/24 - 9/30/46 and various Common Stocks and Preferred Stocks valued at $106,553) (Demand 7/1/22)	100,000	100,000
JP Morgan Securities LLC, (1.95% (c), dated 8/17/20, due 9/3/22; proceeds $260,116; fully collateralized by various Convertible Bonds, 1.75% - 3.38% due 8/15/26 - 9/30/46 and various Common Stocks and Preferred Stocks valued at $265,769) (Demand 7/1/22)	250,000	250,000
Pershing LLC, (1.88%, dated 6/30/22, due 7/1/22; proceeds $25,001; fully collateralized by various Corporate Bonds; 0.96% - 10.00% due 8/1/22 - 11/1/96; valued at $26,364) (e)	25,000	25,000
Societe Generale, (1,69%, dated 6/24/22, due 7/1/22; proceeds $145,048; fully collateralized by various Common Stocks valued at $152,300)	145,000	145,000
Societe Generale, (1,72%, dated 6/30/22, due 7/1/22; proceeds $108,005; fully collateralized by various Common Stocks valued at $114,157)	108,000	108,000
TD Securities USA LLC, (1.64%, dated 6/30/22, due 7/1/22; proceeds $11,001; fully collateralized by various Corporate Bonds; 0.95% - 5.10% due 6/15/23 - 11/15/46; valued at $11,551)	11,000	11,000
Wells Fargo Securities LLC, (2.45%, dated 6/16/22, due 9/12/22; proceeds $109,653; fully collateralized by various Common Stocks and Preferred Stocks; valued at $114,450)	109,000	109,000
Wells Fargo Securities LLC, (2.45%, dated 6/16/22, due 9/12/22; proceeds $50,299; fully collateralized by various Corporate Bonds; 1.83% - 6.22% due 4/30/24 - 4/21/60; valued at $52,500)	50,000	50,000
Total Repurchase Agreements (Cost $1,517,000)		1,517,000
Time Deposits (2.1%)
Domestic Bank (0.6%)
Barclays Bank PLC (New York Branch)
1.57%, 7/1/22	67,000	67,000

International Bank (1.5%)
National Bank of Canada (Montreal Branch)
1.56%, 7/1/22	150,000	150,000
Total Time Deposits (Cost $217,000)		217,000
Total Investments (101.1%) (Cost $10,355,668) (f)(g)(h)		10,344,892
Liabilities in Excess of Other Assets (-1.1%)		(110,707)
Net Assets (100.0%)		$10,234,185

(a)	The rates shown are the effective yields at the date of purchase.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	All or a portion of the security is subject to delayed delivery.

(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2022.

(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(h)	At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,100,000 and the aggregate gross unrealized depreciation is approximately $11,876,000, resulting in net unrealized depreciation of approximately $10,776,000.
LIBOR	London Interbank Offered Rate.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	50.0%
Commercial Paper	20.7
Repurchase Agreements	14.7
Corporate Bonds	7.6
Others*	7.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (64.4%)
City of Philadelphia, PA, Airport Revenue (AMT)
0.98%, 6/15/25	3,055	$3,055
County of Clark, NV,
Airport Bonds, Ser 2008 A (AMT)
0.96%, 7/1/27	6,500	6,500
Nevada Industrial Development Revenue Bonds
0.98%, 3/1/38	5,000	5,000
Daviess Country, KY, Solid Waste Disposal Facilities Revenue Ser 1993-A (AMT)
1.03%, 12/1/23	5,000	5,000
Iowa State Finance Authority, LA,
Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Ser 2012
0.99%, 12/1/45	5,000	5,000
Solid Waste Facilities Revenue Bonds Mid America Energy Company Project
Ser 2016 B (AMT)
1.08%, 12/1/46	3,500	3,500
Ser 2017 (AMT)
1.05%, 12/1/47	3,000	3,000
Kentucky Economic Development Finance Authority, KY, Catholic Health Initiatives Ser 2004 C
1.15%, 5/1/34	5,000	5,000
Metropolitan Washington Airports Authority, DC, Airport System Subser 2011 A-1
0.93%, 10/1/39	5,800	5,800
New York City Municipal Water Finance Authority, Second General Fiscal 2010 Ser CC
0.90%, 6/15/41	5,700	5,700
Parish of St. James, LA, State of Louisiana Revenue Bonds, Nucor Steel Louisiana LLC Project, Ser 2010B-1, Gulf Opportunity Zone Bonds
1.10%, 11/1/40	2,000	2,000
Perry Country, MS, Mississippi Pollution Control Refunding Revenue Bonds, Ser 2021
0.96%, 10/1/41 (b)	5,000	5,000
Port of Tacoma, WA, Subordinate Lien Revenue Refunding Bonds, Ser 2008 (AMT)
0.94%, 12/1/35	5,085	5,085
RBC Municipal Products Inc Trust, CO, City and County of Denver Airport System – Subordinate Bonds Floater Certificates Ser 2019-G114
1.16%, 12/1/26 (b)	1,500	1,500
RBC Municipal Products Inc Trust, MO, Health and Educational Facilities Authority of The State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17
0.95%, 12/1/39 (b)	3,000	3,000
RBC Municipal Products Inc Trust, NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E-133
0.94%, 5/1/23 (b)	4,000	4,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

RBC Municipal Products Inc Trust, SC, Transportation Infrastructure Bank Ser 2017 A Floater Certificates Ser 2019-G109
1.11%, 10/1/25 (b)	1,000	1,000
RBC Municipal Products Inc Trust, TX, Various States Certificates
E-140
0.94%, 10/1/24 (b)	2,000	2,000
E-141
0.94%, 12/1/23 (b)	2,000	2,000
E-150
0.94%, 5/1/27 (b)	4,000	4,000
State of Texas Veterans Bonds Ser 2022
1.10%, 6/1/53	1,000	1,000
Utah Water Finance Agency, UT, Ser 2008 B
0.95%, 10/1/37	6,000	6,000
Washington Country, NE, Nebraska Industrial Development Revenue Bonds, Ser 2010 B
0.94%, 12/1/40	5,000	5,000
Total Weekly Variable Rate Bonds (Cost $89,140)		89,140

Daily Variable Rate Bonds (a) (7.4%)
JP Morgan Chase & Co, OT, Variable Rate Muni Term Preferred - Invesco Value Municipal Income Trust PUTTERs Ser 5027 (AMT)
1.09%, 3/20/24 (b)	3,500	3,500
Louisville and Jefferson County, KY, Regional Airport UPS Worldwide Forwarding Ser 1999-C (AMT)
1.05%, 1/1/29	6,700	6,700
Total Daily Variable Rate Bonds (Cost $10,200)		10,200

Closed-End Investment Companies (a)(7.2%)
Nuveen AMT-Free Municipal Credit Income Fund, OT, MFP Share Ser B
1.41%, 3/1/29	5,000	5,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 800 Ser E (AMT)
1.41%, 5/1/47 (b)	5,000	5,000
Total Closed-End Investment Companies (Cost $10,000)		10,000

Floating Rate Notes (a) (4.1%)
New York City Cultural Resources Trust, NY, American Museum of Natural History Ser 2014 B-1
1.06%, 4/1/44	3,700	3,702
Pennsylvania Economic Development Financing Authority, PA, Solid Waste Refunding Revenue Bonds, Ser 2019A (AMT)
2.00%, 4/1/34	2,000	2,000
Total Floating Rate Notes (Cost $5,700)		5,702

Quarterly Variable Rate Bonds (a) (7.2%)
Indiana Finance Authority, IN, Economic Development Refunding Revenue Bonds, Ser 2010A (AMT)
2.00%, 5/1/34	1,000	1,000
Miami-Dade County, FL, Industrial Development Authority Solid Waste Waste Management Inc. of Florida Ser 2011 (AMT)
0.40%, 11/1/41	2,000	1,989

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2022 (unaudited)(cont’d)

New York State Environmental Facilities Corp., NY, Solid Waste Disposal Refunding Revenue Bonds Waste Management Inc. Project 2012
2.00%, 5/1/30	4,000	4,000
The Industrial Development Authority of The City of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Ser 2013 (AMT)
2.00%, 12/1/35	3,000	3,000
Total Quarterly Variable Rate Bonds (Cost $10,000)		9,989

Commercial Paper (c) (7.6%)
Harris County Cultural Educational Facilities, TX, Finance Corporation Revenue IAM Commercial Paper 3/A2 Ser C-1
0.85%, 7/1/22	1,000	1,000
Lincoln Nebraska, NE, Electric System Revenue IAM Commercial Paper 3/A2 Ser 1995
1.15%, 7/21/22	3,000	3,000
Mercer County Pollution Control Revenue IAM Commercial Paper 3/A2 Ser 1 ND
1.35%, 7/21/22	4,000	4,000
1.55%, 8/11/22	2,500	2,500
Total Commercial Paper (Cost $10,500)		10,500

Municipal Bonds & Notes (2.5%)
Pioneer Valley Transit Authority, MA, Massachusetts RANs
1.50%, 7/15/22 (Cost $3,502)	3,500	3,500
Total Investments (100.4%) (Cost $139,042) (d)(e)		139,031
Liabilities in Excess of Other Assets (-0.4%)		(525)
Net Assets (100%)		$138,506

(a)	Floating or variable rate securities: The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	The rates shown are the effective yields at the date of purchase.

(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2022, the Fund did not engage in any cross-trade transactions.

(e)	At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,000,000 and the aggregate gross unrealized depreciation is approximately $14,000,000, resulting in net unrealized depreciation of approximately $11,000,000.

AMT	Alternative Minimum Tax.
MFP	Municipal Fund Preferred.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	64.1
Commercial Paper	7.6
Daily Variable Rate Bonds	7.3
Closed-End Investment Companies	7.2
Quarterly Variable Rate Bonds	7.2
Others*	6.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments ▪ June 30, 2022 (unaudited)

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions.  In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on the investments having exposure to Russia, Ukraine, and other combatants, including Belarus.  Russia in turn has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (10) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (11) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$9	$—	$9
Agency Fixed Rate Mortgages	—	135,273	—	135,273
Asset-Backed Securities	—	97,750	—	97,750
Collateralized Mortgage Obligations - Agency Collateral Series	—	13,122	—	13,122
Commercial Mortgage-Backed Securities	—	53,756	—	53,756
Corporate Bonds	—	185,745	—	185,745
Mortgages - Other	—	166,400	—	166,400
Municipal Bonds	—	5,015	—	5,015
Sovereign	—	34,395	—	34,395
Supranational	—	1,260	—	1,260
Variable Rate Senior Loan Interests	—	10,791	—	10,791
Total Fixed Income Securities	—	703,516	—	703,516
Short-Term Investments
Investment Companies	68,962	—	—	68,962
U.S. Treasury Securities	—	41,851	—	41,851
Total Short-Term Investments	68,962	41,851	—	110,813
Foreign Currency Forward Exchange Contracts	—	205	—	205
Futures Contracts	1,038	—	—	1,038
Credit Default Swap Agreement	—	754	—	754
Total Assets	70,000	746,326	—	816,326
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(189)	—	(189)
Futures Contracts	(1,351)	—	—	(1,351)
Interest Rate Swap Agreement	—	(18)	—	(18)
Total Liabilities	(1,351)	(207)	—	(1,558)
Total	$68,649	$746,119	$—	$814,768

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$135,186		$—	$135,186
Short-Term Investments
Investment Companies	20,556	—		—	20,556
U.S. Treasury Security	—	1,853		—	1,853
Total Short-Term Investments	20,556	1,853		—	22,409
Foreign Currency Forward Exchange Contracts	—	4		—	4
Futures Contracts	284	—		—	284
Total Assets	20,840	137,043		—	157,883
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(—@	)	—	(—@ )
Futures Contracts	(131)	—		—	(131)
Total Liabilities	(131)	(—@	)	—	(131)
Total	$20,709	$137,043		$—	$157,752

@	Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$6,813	$—	$—	$6,813
Chemicals	4,646	—	—	4,646
Commercial Services & Supplies	2,918	—	—	2,918
Consumer Finance	13,193	—	—	13,193
Entertainment	55,317	—	—	55,317
Health Care Providers & Services	102,837	—	—	102,837
Health Care Technology	97,973	—	—	97,973
Information Technology Services	274,081	32,072	—	306,153
Interactive Media & Services	53,065	—	—	53,065
Internet & Direct Marketing Retail	150,073	—	—	150,073
Leisure Products	17,686	—	—	17,686
Life Sciences Tools & Services	18,186	—	—	18,186
Pharmaceuticals	81,339	—	—	81,339
Road & Rail	17,241	—	—	17,241
Software	216,341	—	—	216,341
Specialty Retail	3,457	—	—	3,457
Total Common Stocks	1,115,166	32,072	—	1,147,238
Preferred Stock
Software	—	—	25,122	25,122
Investment Company	9,327	—	—	9,327
Warrant	104	—	—	104
Call Options Purchased	—	1,003	—	1,003
Short-Term Investments
Investment Companies	93,939	—	—	93,939
Repurchase Agreements	—	13,198	—	13,198
Total Short-Term Investments	93,939	13,198	—	107,137
Total Assets	1,218,536	46,273	25,122	1,289,931
Liabilities:
Derivative Contract — PIPE	—	—	(1,155)	(1,155)
Total	$1,218,536	$46,273	$23,967	$1,288,776

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$31,810	$(2,197)
Purchases	—	—
Sales	—	—
PIPE transactions	—	1,042
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(6,688)	—
Realized gains (losses)	—	—
Ending Balance	$25,122	$(1,155)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(6,688)	$(1,155)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2022.

Discovery	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$25,122	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	25.0	x	Increase
			Discount for Lack of Marketability	14.0%		Decrease
PIPE	$(1,155)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%		Decrease

*	Amount is indicative of the weighted average.

**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Dynamic Value
Assets:
Common Stocks
Aerospace & Defense	$61	$—	$—	$61
Air Freight & Logistics	50	—	—	50
Automobiles	114	—	—	114
Banks	542	—	—	542
Beverages	78	—	—	78
Biotechnology	531	—	—	531
Building Products	175	—	—	175
Capital Markets	448	—	—	448
Chemicals	226	—	—	226
Construction & Engineering	117	—	—	117
Consumer Finance	269	—	—	269
Containers & Packaging	56	—	—	56
Diversified Consumer Services	130	—	—	130
Diversified Financial Services	91	—	—	91
Diversified Telecommunication Services	256	—	—	256
Electric Utilities	448	—	—	448
Electrical Equipment	116	—	—	116
Electronic Equipment, Instruments & Components	217	—	—	217
Entertainment	66	—	—	66
Equity Real Estate Investment Trusts (REITs)	815	—	—	815
Food & Staples Retailing	172	—	—	172
Food Products	483	—	—	483
Gas Utilities	87	—	—	87
Health Care Equipment & Supplies	238	—	—	238
Health Care Providers & Services	841	—	—	841
Hotels, Restaurants & Leisure	208	—	—	208
Household Durables	198	—	—	198
Independent Power Producers & Energy Traders	174	—	—	174
Information Technology Services	689	—	—	689
Insurance	619	—	—	619
Internet & Direct Marketing Retail	31	—	—	31
Life Sciences Tools & Services	110	—	—	110
Machinery	470	—	—	470
Media	552	—	—	552
Metals & Mining	322	—	—	322
Oil, Gas & Consumable Fuels	893	—	—	893
Personal Products	251	—	—	251
Pharmaceuticals	634	—	—	634
Professional Services	217	—	—	217
Real Estate Management & Development	108	—	—	108
Road & Rail	211	—	—	211
Semiconductors & Semiconductor Equipment	353	—	—	353
Software	194	—	—	194
Specialty Retail	283	—	—	283
Tech Hardware, Storage & Peripherals	156	—	—	156
Textiles, Apparel & Luxury Goods	30	—	—	30
Thrifts & Mortgage Finance	320	—	—	320
Trading Companies & Distributors	239	—	—	239
Total Common Stocks	13,889	—	—	13,889
Total Return Swap Agreements	—	214	—	214
Total Assets	13,889	214	—	14,103
Liabilities:
Total Return Swap Agreements	—	(171)	—	(171)
Total	$13,889	$43	$—	$13,932

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$11		$—		$11
Agency Fixed Rate Mortgages	—	18,322		—		18,322
Asset-Backed Securities	—	1,177		—		1,177
Commercial Mortgage-Backed Securities	—	1,416		—		1,416
Corporate Bonds	—	49,787		—		49,787
Mortgages - Other	—	6,914		—		6,914
Municipal Bond	—	367		—		367
Sovereign	—	123,165		42		123,207
Supranational	—	5,672		—		5,672
U.S. Treasury Securities	—	31,687		—		31,687
Total Fixed Income Securities	—	238,518		42		238,560
Common Stocks
Aerospace & Defense	1,126	816		—		1,942
Air Freight & Logistics	408	320		—		728
Airlines	29	56		—		85
Auto Components	146	155		—		301
Automobiles	1,228	857		—		2,085
Banks	4,496	9,756		—		14,252
Beverages	1,201	1,195		—		2,396
Biotechnology	1,522	644		—		2,166
Building Products	274	425		—		699
Capital Markets	2,111	1,692		—		3,803
Chemicals	1,343	1,544		—		2,887
Commercial Services & Supplies	411	138		—		549
Communications Equipment	469	227		—		696
Construction & Engineering	62	412		—		474
Construction Materials	69	317		—		386
Consumer Finance	376	—		—		376
Containers & Packaging	248	40		—		288
Distributors	88	—		—		88
Diversified Consumer Services	—	16		—		16
Diversified Financial Services	732	408		—		1,140
Diversified Telecommunication Services	779	1,251		—		2,030
Electric Utilities	1,376	1,154		—		2,530
Electrical Equipment	342	799		—		1,141
Electronic Equipment, Instruments & Components	401	170		—		571
Energy Equipment & Services	190	62		—	†	252	†
Entertainment	873	127		—		1,000
Equity Real Estate Investment Trusts (REITs)	1,820	689		—		2,509
Food & Staples Retailing	1,289	702		—		1,991
Food Products	704	2,206		—		2,910
Gas Utilities	71	206		—		277
Health Care Equipment & Supplies	1,719	860		—		2,579
Health Care Providers & Services	2,120	243		—		2,363
Health Care Technology	61	—		—		61
Hotels, Restaurants & Leisure	1,270	849		—		2,119
Household Durables	200	141		—		341
Household Products	928	421		—		1,349
Independent Power Producers & Energy Traders	101	171		—		272
Industrial Conglomerates	494	688		—		1,182
Information Technology Services	3,152	593		—		3,745
Insurance	2,135	2,898		—		5,033
Interactive Media & Services	3,303	105		—		3,408
Internet & Direct Marketing Retail	1,999	364		—		2,363
Leisure Products	25	—		—		25
Life Sciences Tools & Services	1,164	347		—		1,511
Machinery	951	1,098		—		2,049
Marine	—	183		—		183
Media	745	247		—		992
Metals & Mining	905	2,152		—		3,057
Multi-Line Retail	413	208		—		621
Multi-Utilities	636	491		—		1,127
Oil, Gas & Consumable Fuels	9,380	2,898		—		12,278
Paper & Forest Products	34	209		—		243
Personal Products	110	1,041		—		1,151
Pharmaceuticals	3,015	5,567		—		8,582
Professional Services	352	792		—		1,144
Real Estate Management & Development	82	669		—		751
Road & Rail	1,326	61		—		1,387
Semiconductors & Semiconductor Equipment	3,324	1,243		—		4,567
Software	6,137	789	†	—		6,926	†
Specialty Retail	1,294	229		—		1,523
Tech Hardware, Storage & Peripherals	4,412	44		—		4,456
Textiles, Apparel & Luxury Goods	364	1,996		—		2,360
Tobacco	430	620		—		1,050
Trading Companies & Distributors	155	366		—		521
Transportation Infrastructure	—	332		—		332
Water Utilities	70	83		—		153
Wireless Telecommunication Services	236	237		—		473
Total Common Stocks	77,226	55,619	†	—	†	132,845	†
Warrant	— @	—		—		—	@
Short-Term Investments
Investment Company	82,696	—		—		82,696
U.S. Treasury Security	—	2,277		—		2,277
Total Short-Term Investments	82,696	2,277		—		84,973
Foreign Currency Forward Exchange Contracts	—	621		—		621
Futures Contracts	904	—		—		904
Total Return Swap Agreements	—	1,993		—		1,993
Total Assets	160,826	299,028	†	42	†	459,896	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(691)		—		(691)
Futures Contracts	(297)	—		—		(297)
Interest Rate Swap Agreements	—	(2,527)		—		(2,527)
Total Return Swap Agreements	—	(18,002)		—		(18,002)
Total Liabilities	(297)	(21,220)		—		(21,517)
Total	$160,529	$277,808	†	$42	†	$438,379	†

@	Value is less than $500.

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Fixed Income (000)	Common Stock (000)
Beginning Balance	$—	$—
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	42	—	†
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	—
Realized gains (losses)	—	—
Ending Balance	$42	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$—	$—

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022.

Global Strategist	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Sovereign	$42	Market Implied	Expected Recovery Value	$0.15	Increase

*	Amount is indicative of the weighted average.

**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$152,880		$—	$152,880
Variable Rate Senior Loan Interests	—	4,948		—	4,948
Total Fixed Income Securities	—	157,828		—	157,828
Common Stocks
Auto Components	—	—	†	—	—	†
Equity Real Estate Investment Trusts (REITs)	—	3		—	3
Machinery	—	—		6	6
Semiconductors & Semiconductor Equipment	—	30		—	30
Total Common Stocks	—	33	†	6	39	†
Short-Term Investment
Investment Company	377	—		—	377
Total Assets	$377	$157,861	†	$6	$158,244	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	6
Realized gains (losses)	—
Ending Balance	$6
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$6

†	Includes one security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022.

High Yield Portfolio	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$6	Market Comparable Companies	Enterprise Value/Revenue	0.4	x	Increase
			Discount for Lack of Marketability	30.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$546	$—	$546
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed)	—	135	—	135
Agency Fixed Rate Mortgages	—	605	—	605
Asset-Backed Securities	—	71,670	—	71,670
Collateralized Mortgage Obligations - Agency Collateral Series	—	614	—	614
Commercial Mortgage-Backed Securities	—	15,777	—	15,777
Corporate Bonds	—	269,448	—	269,448
Mortgages - Other	—	58,900	—	58,900
Municipal Bond	—	195	—	195
Sovereign	—	1,523	—	1,523
Supranational	—	2,799	—	2,799
U.S. Treasury Security	—	20,713	—	20,713
Total Fixed Income Securities	—	442,925	—	442,925
Short-Term Investments
Investment Company	1,841	—	—	1,841
U.S. Treasury Security	—	1,520	—	1,520
Total Short-Term Investments	1,841	1,520	—	3,361
Futures Contracts	760	—	—	760
Total Assets	$2,601	$444,445	$—	$447,046

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$510,391	$—	$510,391
Commercial Paper	—	2,141,628	—	2,141,628
Corporate Bonds	—	788,315	—	788,315
Floating Rate Notes	—	5,170,558	—	5,170,558
Repurchase Agreements	—	1,517,000	—	1,517,000
Time Deposits	—	217,000	—	217,000
Total Short-Term Investments	—	10,344,892	—	10,344,892
Total Assets	$—	$10,344,892	$—	$10,344,892

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$89,140	$—	$89,140
Daily Variable Rate Bonds	—	10,200	—	10,200
Closed-End Investment Companies	—	10,000	—	10,000
Floating Rate Notes	—	5,702	—	5,702
Quarterly Variable Rate Bonds	—	9,989	—	9,989
Commercial Paper	—	10,500	—	10,500
Municipal Bonds & Notes	—	3,500	—	3,500
Total Short-Term Investments	—	130,031	—	130,031
Total Assets	$—	$130,031	$—	$130,031

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.